Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
November 30, 2025
STX-NPRT3-0126
1.9892984.106
Common Stocks - 99.8%
	Shares	Value ($)
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	35,473	459,730
Information Technology - 0.0%
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	1,040	5,356
TOTAL AUSTRALIA		465,086
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	142,475	2,909,340
BELGIUM - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Global Ltd Class A (b)	195,927	2,235,527
Liberty Global Ltd Class C (b)	224,562	2,577,972

TOTAL BELGIUM		4,813,499
BERMUDA - 0.0%
Financials - 0.0%
Insurance - 0.0%
Kestrel Group Ltd (c)	10,011	149,064
RenaissanceRe Holdings Ltd	65,937	17,220,766

TOTAL BERMUDA		17,369,830
CANADA - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
GameSquare Holdings Inc (b)(c)	115,435	61,307
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	131,265	493,556
Personal Care Products - 0.0%
Flora Growth Corp (b)	699	5,858
TOTAL CONSUMER STAPLES		499,414

Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	27,880	362,440
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)(c)	38,030	76,060
TuHURA Biosciences Inc rights (b)(d)	54,121	0
		76,060
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	22,203	24,201
TOTAL HEALTH CARE		100,261

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
RB Global Inc (United States) (c)	260,500	25,581,100
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)	475,342	10,776,003
Hut 8 Corp (United States) (b)	131,647	5,924,115
		16,700,118
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)	32,047	36,534
Metals & Mining - 0.0%
McEwen Inc (b)(c)	63,403	1,179,930
US Goldmining Inc (b)	3,427	33,824
		1,213,754
TOTAL MATERIALS		1,250,288

TOTAL CANADA		44,554,928
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	275,718	981,556
Software - 0.0%
Nukkleus Inc (b)(c)	5,654	31,380
TOTAL CHINA		1,012,936
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
AiRWA Inc (b)(c)	254	250
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)(c)	1,649	29,319
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	78,229	397,403
Paper & Forest Products - 0.0%
Mercer International Inc	61,981	112,186
TOTAL GERMANY		509,589
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	667,714	747,840
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	8,838	12,019
Health Care - 0.0%
Biotechnology - 0.0%
BridgeBio Oncology Therapeutics Inc (b)(c)	68,315	840,958
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		852,977
HONG KONG - 0.0%
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	11,464	34,163
Financials - 0.0%
Financial Services - 0.0%
Triller Group Inc (b)	199,341	80,932
TOTAL HONG KONG		115,095
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	58,421	628,026
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)	699	1,216
TOTAL HEALTH CARE		629,242

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	20,887	1,438,070
TOTAL IRELAND		2,067,312
ISRAEL - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)	222,859	2,634,194
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)	450	3,060
Materials - 0.0%
Chemicals - 0.0%
N2OFF Inc (b)(c)	681	2,070
TOTAL ISRAEL		2,639,324
JAPAN - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Satsuma Pharmaceuticals Inc rights (b)(d)	25,923	0
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	172,930	4,615,502
TOTAL JAPAN		4,615,502
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	8,470	26,088
KOREA (SOUTH) - 0.1%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc (b)	24,391	339,279
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Coupang Inc Class A (b)	1,894,857	53,359,173
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	14,965	56,268
TOTAL KOREA (SOUTH)		53,754,720
NETHERLANDS - 0.1%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	84,931	2,336,452
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	353,721	68,954,372
TOTAL NETHERLANDS		71,290,824
NORWAY - 0.0%
Energy - 0.0%
Energy Equipment & Services - 0.0%
Seadrill Ltd (b)	86,979	2,654,599
Industrials - 0.0%
Electrical Equipment - 0.0%
T1 Energy Inc (b)(c)	177,506	731,325
TOTAL NORWAY		3,385,924
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	23,392	268,306
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	58,522	507,970
Liberty Latin America Ltd Class C (b)	164,514	1,439,498
		1,947,468
Financials - 0.0%
Banks - 0.0%
First BanCorp/Puerto Rico	224,465	4,437,673
Ofg Bancorp	62,557	2,485,390
Popular Inc	94,306	10,817,841
		17,740,904
Financial Services - 0.0%
EVERTEC Inc	89,563	2,588,371
TOTAL FINANCIALS		20,329,275

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (b)(c)	38,550	337,313
TOTAL PUERTO RICO		22,614,056
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)(c)	63,121	809,842
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	73,823	3,330,156
TOTAL SINGAPORE		4,139,998
SWEDEN - 0.0%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Autoliv Inc	98,980	11,678,650
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	143,586	2,986,589
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	5,851	7,314
TOTAL SWEDEN		14,672,553
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc	191,074	3,158,453
Health Care - 0.0%
Biotechnology - 0.0%
CRISPR Therapeutics AG (b)(c)	128,916	6,893,139
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
TE Connectivity PLC	415,042	93,861,748
TOTAL SWITZERLAND		103,913,340
THAILAND - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BKV Corp (b)	25,862	714,050
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	50,324	23,119,349
TOTAL THAILAND		23,833,399
UNITED KINGDOM - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Entertainment PLC (b)	246,707	51,514,889
Soho House & Co Inc Class A (b)	43,138	382,202
		51,897,091
Energy - 0.0%
Energy Equipment & Services - 0.0%
TechnipFMC PLC	576,899	26,110,449
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	1,555	0
F-star Therapeutics Inc rights (b)(d)	1,555	0
Zura Bio Ltd Class A (b)	47,727	183,272
		183,272
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	41,177	76,177
Pharmaceuticals - 0.0%
Indivior PLC (b)	176,282	5,923,075
TOTAL HEALTH CARE		6,182,524

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 6/26/2028 (b)	53,845	350
Machinery - 0.0%
Luxfer Holdings PLC	37,632	470,400
TOTAL INDUSTRIALS		470,750

TOTAL UNITED KINGDOM		84,660,814
UNITED STATES - 99.4%
Communication Services - 9.9%
Diversified Telecommunication Services - 0.6%
Anterix Inc (b)	25,924	532,997
AST SpaceMobile Inc Class A (b)(c)	329,224	18,502,389
AT&T Inc	10,036,866	261,159,253
Atn International Inc	14,315	301,903
Bandwidth Inc Class A (b)	38,695	551,017
Cogent Communications Holdings Inc (c)	66,184	1,262,791
Frontier Communications Parent Inc (b)	349,768	13,263,203
GCI Liberty Inc/DEL Class A (b)(d)	87,181	0
GCI LLC Class A (c)	3,725	124,192
GCI LLC Class A rights 12/17/2025 (b)(c)	13,790	85,497
GCI LLC Class C (c)	32,208	1,073,171
Globalstar Inc (b)	71,070	4,317,503
IDT Corp Class B	29,006	1,443,629
iQSTEL Inc (b)	4,110	17,261
Iridium Communications Inc	149,654	2,454,326
Lumen Technologies Inc (b)	1,321,521	10,717,535
NextPlat Corp (b)	22,748	13,789
Shenandoah Telecommunications Co	64,561	705,652
Uniti Group Inc (b)	253,780	1,616,579
Verizon Communications Inc	5,917,562	243,270,974
		561,413,661
Entertainment - 1.4%
AMC Entertainment Holdings Inc Class A (b)	730,910	1,790,730
Atlanta Braves Holdings Inc Class A (b)	36,583	1,593,921
Atlanta Braves Holdings Inc Class C (b)	40,915	1,628,417
Brag House Holdings Inc (b)(c)	2,139	2,020
Cinemark Holdings Inc (c)	142,986	3,914,957
Cineverse Corp (b)	19,390	48,863
CuriosityStream Inc Class A	45,283	217,811
Dolphin Entertainment Inc (b)	12,741	20,640
Electronic Arts Inc	316,281	63,898,250
Eventbrite Inc Class A (b)	106,276	264,627
Gaia Inc Class A (b)	24,675	94,999
Gaxos.ai Inc (b)	9,193	12,135
Golden Matrix Group Inc (b)(c)	52,421	38,110
Kartoon Studios Inc (b)	59,096	43,737
Liberty Media Corp-Liberty Formula One Class A (b)	36,691	3,224,405
Liberty Media Corp-Liberty Formula One Class C (b)	310,969	29,846,805
Liberty Media Corp-Liberty Live Class A (b)	28,951	2,226,911
Liberty Media Corp-Liberty Live Class C (b)	69,835	5,531,630
Lionsgate Studios Corp	318,070	2,372,802
Live Nation Entertainment Inc (b)	221,488	29,114,598
LiveOne Inc (b)	12,839	60,343
Madison Square Garden Entertainment Corp Class A (b)	56,675	2,803,712
Madison Square Garden Sports Corp Class A (b)	24,983	5,696,873
Marcus Corp/The	33,797	530,613
Motorsport Games Inc Class A (b)(c)	5,433	15,158
Moving Image Technologies Inc (b)	9,820	7,780
Netflix Inc (b)	5,967,327	641,965,039
Playstudios Inc Class A (b)	151,561	97,302
Playtika Holding Corp	83,770	339,269
PodcastOne Inc (b)	10,156	25,085
Reading International Inc Class A (b)	21,609	27,876
Reading International Inc Class B (b)	1,494	17,181
Reservoir Media Inc (b)	48,518	369,707
ROBLOX Corp Class A (b)	906,336	86,129,110
Roku Inc Class A (b)	183,179	17,729,895
Skillz Inc Class A (b)	14,580	81,502
Snail Inc Class A (b)	6,155	5,432
Sphere Entertainment Co Class A (b)(c)	38,240	3,234,722
Starz Entertainment Corp	17,687	194,026
Take-Two Interactive Software Inc (b)	243,396	59,892,454
TKO Group Holdings Inc Class A	96,930	18,793,758
TruGolf Holdings Inc Class A (b)(c)	403	540
Vivid Seats Inc Class A (b)(c)	6,467	49,861
Walt Disney Co/The	2,524,470	263,731,381
Warner Bros Discovery Inc (b)	3,477,689	83,464,536
Warner Music Group Corp Class A	204,734	5,781,688
		1,336,931,211
Interactive Media & Services - 7.3%
Alphabet Inc Class A	8,169,995	2,615,868,999
Alphabet Inc Class C	6,557,234	2,099,101,748
Angi Inc Class A (b)	52,379	598,168
Arena Group Holdings Inc/The (b)	17,633	74,059
Bumble Inc Class A (b)	108,318	384,529
BuzzFeed Inc Class A (b)	28,409	26,579
Cargurus Inc Class A (b)	118,536	4,181,950
Cars.com Inc (b)	80,799	937,268
DHI Group Inc (b)	55,444	104,235
EverQuote Inc Class A (b)	38,541	1,017,097
fuboTV Inc Class A (b)(c)	477,740	1,452,330
Getty Images Holdings Inc Class A (b)(c)	69,850	107,569
Giftify Inc (b)	22,806	25,315
HWH International Inc Class A (b)	3,129	4,850
IAC Inc Class A (b)	95,274	3,341,259
Intelligent Protection Management Corp (b)	8,477	15,513
IZEA Worldwide Inc (b)	18,021	90,646
Match Group Inc	337,243	11,233,564
MediaAlpha Inc Class A (b)	46,147	588,836
Meta Platforms Inc Class A	3,045,975	1,973,639,501
Nextdoor Holdings Inc Class A (b)	304,785	533,374
Onfolio Holdings Inc (b)(c)	4,101	3,516
Pinterest Inc Class A (b)	841,456	21,978,831
PSQ Holdings Inc Class A (b)(c)	44,331	57,630
QuinStreet Inc (b)	79,620	1,111,495
Reddit Inc Class A (b)	173,748	37,611,230
Rumble Inc Class A (b)(c)	153,881	1,041,774
Shutterstock Inc	34,177	711,565
Snap Inc Class A (b)	1,555,330	11,944,934
Society Pass Inc (b)	4,626	6,338
Super League Enterprise Inc (b)	322	290
System1 Inc Class A (b)(c)	3,090	11,680
Teads Holding Co (b)(c)	48,866	34,597
Travelzoo (b)	9,241	65,704
TripAdvisor Inc Class A	163,163	2,426,234
TrueCar Inc (b)	111,451	237,391
Trump Media & Technology Group Corp (b)(c)	225,470	2,601,924
Yelp Inc Class A (b)	84,256	2,435,841
Zedge Inc Class B	15,622	36,087
Ziff Davis Inc (b)	58,099	1,906,809
ZipRecruiter Inc Class A (b)	95,636	454,271
ZoomInfo Technologies Inc (b)	395,133	3,919,719
		6,801,925,249
Media - 0.4%
Advantage Solutions Inc Class A (b)	139,037	132,030
AMC Networks Inc Class A (b)	46,472	414,530
Beasley Broadcast Group Inc Class A (b)	722	2,996
Boston Omaha Corp (b)	30,791	382,732
Cable One Inc (c)	6,468	757,985
Cardlytics Inc (b)(c)	72,169	89,490
Charter Communications Inc Class A (b)(c)	130,377	26,091,045
Clear Channel Outdoor Holdings Inc (b)	465,213	925,774
Comcast Corp Class A	5,171,606	138,030,165
comScore Inc (b)	5,074	35,011
Creative Realities Inc (b)	11,558	33,403
Direct Digital Holdings Inc Class A (b)(c)	8,254	951
DoubleVerify Holdings Inc (b)	190,994	2,013,077
EchoStar Corp Class A (b)	188,950	13,848,146
Emerald Holding Inc	27,748	101,558
Entravision Communications Corp Class A	93,706	260,503
EW Scripps Co/The Class A (b)	91,628	387,586
Fluent Inc (b)	23,879	42,505
Fox Corp Class A	295,555	19,358,853
Fox Corp Class B	207,312	12,077,997
Gray Media Inc	113,398	557,918
Gray Media Inc Class A (c)	4,762	38,191
Harte Hanks Inc (b)	7,354	28,019
Ibotta Inc Class A (b)(c)	21,206	505,975
iHeartMedia Inc Class A (b)	168,174	660,924
Integral Ad Science Holding Corp (b)	105,166	1,081,106
John Wiley & Sons Inc Class A	57,032	2,073,684
John Wiley & Sons Inc Class B	2,019	72,684
Lee Enterprises Inc (b)(c)	6,142	24,507
Lendway Inc (b)	1,599	5,964
Liberty Broadband Corp Class A (b)	24,208	1,121,072
Liberty Broadband Corp Class C (b)	164,946	7,635,351
LQR House Inc (b)(c)	2,764	2,684
Magnite Inc (b)	198,364	2,913,967
Marchex Inc Class B (b)	46,345	74,615
Mediaco Holding Inc Class A (b)	4,485	4,126
MNTN Inc Class A	16,074	219,410
National CineMedia Inc	131,956	568,730
New York Times Co/The Class A	227,319	14,662,076
News Corp Class A	601,360	15,442,925
News Corp Class B	108,510	3,193,449
Nexstar Media Group Inc	39,835	7,653,897
NIQ Global Intelligence Plc (c)	70,463	1,107,678
Omnicom Group Inc (c)	449,323	32,180,513
Optimum Communications Inc Class A (b)	360,112	684,213
Paramount Skydance Corp Class B (c)	434,647	6,963,045
PubMatic Inc Class A (b)	52,640	474,286
Saga Communications Inc Class A	7,264	85,715
Scholastic Corp	31,181	921,087
Sinclair Inc Class A (c)	57,684	909,100
Sirius XM Holdings Inc (c)	266,105	5,657,392
SPAR Group Inc (b)	20,193	17,929
Stagwell Inc Class A (b)	151,868	814,012
Stran & Co Inc (b)	13,640	27,553
TechTarget Inc (c)	37,849	197,950
TEGNA Inc	225,067	4,393,308
Thryv Holdings Inc (b)	57,340	322,824
Townsquare Media Inc Class A	18,238	89,913
Trade Desk Inc (The) Class A (b)	625,583	24,748,063
Treasure Global Inc (b)(c)	3,087	2,044
Urban One Inc Class A (b)	8,053	9,824
Urban One Inc Class D (b)	21,939	17,771
USA TODAY Co Inc (b)	170,694	855,177
WideOpenWest Inc (b)	66,119	342,496
		354,349,504
Wireless Telecommunication Services - 0.2%
Array Digital Infrastructure Inc	19,566	962,256
Gogo Inc (b)(c)	105,515	754,432
Kore Group Holdings Inc (b)	10,553	43,373
NII Holdings Inc (b)(d)	62,298	0
Spok Holdings Inc	29,402	390,459
SurgePays Inc (b)	19,614	38,835
T-Mobile US Inc	679,518	142,026,057
Telephone and Data Systems Inc	140,329	5,651,049
		149,866,461
TOTAL COMMUNICATION SERVICES		9,204,486,086

Consumer Discretionary - 10.2%
Automobile Components - 0.1%
Adient PLC (b)	113,032	2,199,603
American Axle & Manufacturing Holdings Inc (b)	164,129	1,078,328
Aptiv PLC	305,613	23,700,288
BorgWarner Inc	303,285	13,059,452
Cooper-Standard Holdings Inc (b)	24,499	765,594
Dana Inc	182,676	4,093,769
Dorman Products Inc (b)	38,750	5,125,463
Fox Factory Holding Corp (b)	58,140	859,891
Gentex Corp	306,988	7,008,536
Gentherm Inc (b)	43,914	1,566,412
Goodyear Tire & Rubber Co/The (b)	400,978	3,472,469
Holley Inc Class A (b)	79,822	340,042
LCI Industries	34,045	3,869,895
Lear Corp	75,747	8,132,198
Luminar Technologies Inc Class A (b)(c)	84,244	76,350
Modine Manufacturing Co (b)	73,804	11,965,843
Motorcar Parts of America Inc (b)	27,212	358,654
Patrick Industries Inc	46,443	5,026,061
Phinia Inc	54,290	2,936,546
QuantumScape Corp Class A (b)	608,909	7,440,868
Solid Power Inc (b)	235,127	1,222,660
Standard Motor Products Inc	29,096	1,092,264
Stoneridge Inc (b)	36,818	210,231
Strattec Security Corp (b)	5,380	403,500
Sypris Solutions Inc (b)	19,405	42,303
Visteon Corp	38,100	3,933,825
Worksport Ltd (b)(c)	6,737	17,718
XPEL Inc (b)(e)	34,754	1,615,366
		111,614,129
Automobiles - 2.0%
Cenntro Inc (b)	28,734	4,816
Empery Digital Inc (b)(c)	69,557	375,608
Envirotech Vehicles Inc (b)(c)	2,031	2,478
Faraday Future Intelligent Electric Inc Class A (b)(c)	131,029	150,683
FLY-E Group Inc (b)	621	2,726
Ford Motor Co	5,492,525	72,940,732
General Motors Co	1,337,452	98,329,472
Harley-Davidson Inc	171,125	4,190,851
Livewire Group Inc (b)	33,273	141,743
Lucid Group Inc (b)(c)	181,745	2,477,184
Massimo Group (b)(c)	3,254	14,253
Rivian Automotive Inc Class A (b)(c)	1,121,591	18,910,024
StableX Technologies Inc (b)	448	1,501
Tesla Inc (b)	3,940,844	1,695,232,864
Thor Industries Inc (c)	75,049	7,926,675
Winnebago Industries Inc	39,181	1,417,960
Workhorse Group Inc (b)	13,560	12,041
		1,902,131,611
Broadline Retail - 3.5%
1stdibs.Com Inc (b)	43,041	245,764
Amazon.com Inc (b)	13,629,211	3,178,604,589
Dillard's Inc Class A (c)	4,211	2,821,623
eBay Inc	642,335	53,178,915
Etsy Inc (b)	139,253	7,550,298
Groupon Inc (b)	39,810	673,187
Kohl's Corp (c)	156,684	3,852,860
Macy's Inc (c)	383,522	8,575,552
Ollie's Bargain Outlet Holdings Inc (b)	86,420	10,639,166
QVC Group Inc Class A (b)(c)	10,857	101,078
Savers Value Village Inc (b)(c)	53,936	491,357
		3,266,734,389
Distributors - 0.1%
A-Mark Precious Metals Inc	27,102	778,098
AMCON Distributing Co	278	31,428
Cheetah Net Supply Chain Service Inc Class A (b)(c)	2,533	3,686
Educational Development Corp (b)	8,416	10,520
Genuine Parts Co	195,770	25,528,408
GigaCloud Technology Inc Class A (b)	36,717	1,362,201
Kaival Brands Innovations Group Inc (b)	5,011	2,452
LKQ Corp	363,478	10,791,662
Pool Corp	46,341	11,288,668
Weyco Group Inc	10,192	305,352
		50,102,475
Diversified Consumer Services - 0.1%
ADT Inc	723,467	5,968,603
Adtalem Global Education Inc (b)	50,848	4,706,491
Allurion Technologies Inc (b)(c)	6,184	9,523
American Public Education Inc (b)	25,133	875,005
Amesite Inc (b)	4,846	11,582
Beachbody Co Inc/The Class A (b)	4,377	38,649
Bright Horizons Family Solutions Inc (b)	79,468	8,166,132
Carriage Services Inc	22,532	975,636
Chegg Inc (b)	149,160	144,253
Classover Holdings Inc Class B	16,144	6,305
Coursera Inc (b)	202,554	1,610,304
Driven Brands Holdings Inc (b)	82,674	1,207,867
Duolingo Inc Class A (b)	55,880	10,695,991
European Wax Center Inc Class A (b)	44,130	170,783
Frontdoor Inc (b)	103,188	5,564,929
Graham Holdings Co Class B	4,750	5,255,875
Grand Canyon Education Inc (b)	38,667	6,099,333
H&R Block Inc	188,908	7,956,805
KinderCare Learning Cos Inc (b)	41,353	164,585
Laureate Education Inc (b)	186,724	5,769,772
Legacy Education Inc (b)	10,676	111,991
Lincoln Educational Services Corp (b)	41,038	844,562
Matthews International Corp Class A	43,371	1,064,324
McGraw Hill Inc	35,358	620,533
Mister Car Wash Inc (b)	139,883	746,975
Nerdy Inc Class A (b)(c)	115,553	154,841
Perdoceo Education Corp	85,996	2,404,448
Regis Corp (b)	3,196	86,292
Service Corp International/US	196,376	15,598,146
Strategic Education Inc	33,080	2,580,902
Stride Inc (b)	60,993	3,874,885
Udemy Inc (b)	128,930	654,964
Universal Technical Institute Inc (b)	69,175	1,592,409
WW International Inc (c)	13,891	394,088
XWELL Inc (b)	7,323	5,670
		96,133,453
Hotels, Restaurants & Leisure - 1.8%
Accel Entertainment Inc Class A (b)	79,328	812,319
Airbnb Inc Class A (b)	602,640	70,502,854
Allied Gaming & Entertainment Inc (b)	28,541	11,742
Aramark	367,965	13,677,259
Ark Restaurants Corp (b)	2,923	20,432
Aureus Greenway Holdings Inc (b)(c)	11,722	52,515
Bally's Corp (b)(c)	10,252	178,897
Biglari Holdings Inc Class A (b)	142	216,568
Biglari Holdings Inc Class B (b)	667	196,038
BJ's Restaurants Inc (b)	30,859	1,183,443
Bloomin' Brands Inc	106,521	756,299
Booking Holdings Inc	45,506	223,647,883
Boyd Gaming Corp	83,044	6,917,565
Brinker International Inc (b)	62,234	9,570,967
BT Brands Inc (b)	4,344	7,124
Caesars Entertainment Inc (b)	291,240	6,777,155
Canterbury Park Holding Corp	3,751	56,603
Carnival Corp (b)	1,523,473	39,275,134
Cava Group Inc (b)	140,587	6,873,298
Century Casinos Inc (b)	38,730	58,870
Cheesecake Factory Inc/The (c)	64,166	3,058,152
Chipotle Mexican Grill Inc (b)	1,883,793	65,028,534
Choice Hotels International Inc (c)	28,735	2,622,356
Churchill Downs Inc	93,565	10,207,006
Cracker Barrel Old Country Store Inc (c)	31,301	904,286
Darden Restaurants Inc	164,334	29,511,100
Dave & Buster's Entertainment Inc (b)(c)	38,652	676,023
Denny's Corp (b)	71,653	442,099
Dine Brands Global Inc (c)	22,012	687,875
Domino's Pizza Inc	43,718	18,345,384
DoorDash Inc Class A (b)	519,978	103,148,036
DraftKings Inc Class A (b)	697,386	23,125,320
Dutch Bros Inc Class A (b)	177,889	10,426,074
El Pollo Loco Holdings Inc (b)	33,318	363,499
Empire Resorts Inc (b)(d)	2,596	0
Expedia Group Inc Class A	166,044	42,455,790
FAT Brands Inc Class A (b)(c)	829	462
FAT Brands Inc Class B (b)	8,113	14,928
First Watch Restaurant Group Inc (b)	62,871	1,166,886
Flanigan's Enterprises Inc	1,020	32,640
Full House Resorts Inc (b)	46,829	125,970
GEN Restaurant Group Inc Class A (c)	6,248	15,807
Global Business Travel Group I Class A (b)	159,131	1,226,900
Golden Entertainment Inc	27,911	837,888
Good Times Restaurants Inc (b)	11,578	14,936
High Roller Technologies Inc (b)	1,793	3,640
Hilton Grand Vacations Inc (b)	88,295	3,781,675
Hilton Worldwide Holdings Inc	330,217	94,121,752
Hyatt Hotels Corp Class A (c)	59,660	9,807,507
Inspirato Inc Class A (b)(c)	9,088	24,447
Inspired Entertainment Inc (b)	34,625	284,618
Jack in the Box Inc (c)	26,570	523,695
Krispy Kreme Inc (c)	129,270	540,349
Kura Sushi USA Inc Class A (b)	8,627	423,845
Las Vegas Sands Corp	433,337	29,536,250
Life Time Group Holdings Inc (b)	212,398	5,930,152
Lindblad Expeditions Holdings Inc (b)	51,959	625,067
Lottery.com Inc (b)(c)	2,067	3,038
Lucky Strike Entertainment Corp Class A (c)	25,279	197,682
Marriott International Inc/MD Class A1	316,466	96,455,672
Marriott Vacations Worldwide Corp	38,825	2,119,845
McDonald's Corp	1,001,900	312,412,458
MGM Resorts International (b)	287,735	10,154,168
Monarch Casino & Resort Inc	17,436	1,683,969
Nathan's Famous Inc	3,952	364,612
Noodles & Co Class A (b)	44,799	31,440
Norwegian Cruise Line Holdings Ltd (b)	634,319	11,709,529
ONE Group Hospitality Inc/The (b)	33,803	67,944
Papa John's International Inc (c)	45,949	1,933,074
Penn Entertainment Inc (b)	194,374	2,884,510
Planet Fitness Inc Class A (b)	117,919	13,203,390
Portillo's Inc Class A (b)(c)	98,297	513,110
Pursuit Attractions and Hospitality Inc (b)	30,060	1,031,960
Rave Restaurant Group Inc (b)	16,394	51,969
Rci Hospitality Holdings Inc	11,364	276,827
Red Robin Gourmet Burgers Inc (b)	23,507	102,961
Red Rock Resorts Inc Class A	67,256	3,939,184
Royal Caribbean Cruises Ltd	354,833	94,474,286
Rush Street Interactive Inc Class A (b)	134,429	2,478,871
Sabre Corp (b)	545,212	877,791
Serve Robotics Inc (b)(c)	67,740	695,012
Shake Shack Inc Class A (b)	56,408	4,934,572
Sharplink Gaming Inc (b)	237,085	2,517,843
Six Flags Entertainment Corp (b)(c)	141,132	2,142,384
Starbucks Corp	1,596,398	139,062,230
Sweetgreen Inc Class A (b)(c)	147,833	959,436
Target Hospitality Corp (b)	47,287	368,839
Texas Roadhouse Inc	93,261	16,343,990
Travel + Leisure Co	90,767	6,224,801
Twin Hospitality Group Inc Class A (c)	4,062	6,824
United Parks & Resorts Inc (b)(c)	38,877	1,403,071
Vail Resorts Inc (c)	52,386	7,345,041
Venu Holding Corp Class A (b)	41,927	424,301
Vestand Inc Class A (b)	5,279	2,955
Wendy's Co/The (c)	224,414	1,896,298
Wingstop Inc (c)	39,260	10,393,300
Wyndham Hotels & Resorts Inc (c)	107,720	7,885,104
Wynn Resorts Ltd	118,609	15,262,606
Xponential Fitness Inc Class A (b)(c)	36,949	245,341
Yum! Brands Inc	389,791	59,719,879
		1,675,636,030
Household Durables - 0.4%
Algorhythm Holdings Inc (b)(c)	3,698	5,288
Aterian Inc (b)(c)	8,030	6,010
Bassett Furniture Industries Inc	11,265	174,945
Beazer Homes USA Inc (b)	38,592	882,599
Cavco Industries Inc (b)	11,142	6,636,732
Century Communities Inc	36,050	2,353,705
Champion Homes Inc (b)	79,382	6,814,151
Cricut Inc Class A	66,998	317,571
DR Horton Inc	389,958	62,007,223
Dream Finders Homes Inc Class A (b)(c)	40,520	801,080
Emerson Radio Corp (b)	5,384	2,347
Ethan Allen Interiors Inc	31,868	753,360
Flexsteel Industries Inc	5,112	202,077
Garmin Ltd	229,770	44,878,677
Gopro Inc Class A (b)(c)	182,938	298,189
Green Brick Partners Inc (b)	42,508	2,885,443
Hamilton Beach Brands Holding Co Class A	8,200	130,790
Helen of Troy Ltd (b)	32,013	606,646
Hooker Furnishings Corp	15,104	162,066
Hovnanian Enterprises Inc Class A (b)	6,431	846,191
Installed Building Products Inc (c)	32,153	8,617,647
iRobot Corp (b)(c)	43,041	68,005
KB Home	95,238	6,126,661
Koss Corp (b)	7,407	37,109
La-Z-Boy Inc	57,854	2,251,678
Legacy Housing Corp (b)	13,716	273,360
Leggett & Platt Inc	190,069	1,950,108
Lennar Corp Class A	302,291	39,690,809
Lennar Corp Class B (c)	13,819	1,707,890
LGI Homes Inc (b)	29,317	1,525,070
Lifetime Brands Inc	19,213	73,202
Live Ventures Inc (b)	1,766	17,060
Lovesac Co/The (b)	19,512	279,997
M/I Homes Inc (b)	36,777	5,060,147
Meritage Homes Corp	99,581	7,277,379
Mohawk Industries Inc (b)	73,407	8,507,871
Newell Brands Inc	587,599	2,144,736
NVR Inc (b)	4,029	30,246,871
PulteGroup Inc	277,621	35,310,615
Purple Innovation Inc Class A (b)	76,384	60,397
Smith Douglas Homes Corp Class A (b)(c)	12,637	245,411
Somnigroup International Inc	294,442	26,947,332
Sonos Inc (b)	168,664	3,130,404
Taylor Morrison Home Corp (b)	139,399	8,738,923
Toll Brothers Inc	138,228	19,328,421
TopBuild Corp (b)	39,318	17,791,395
Traeger Inc (b)	93,017	84,738
Tri Pointe Homes Inc (b)	121,478	4,144,829
United Homes Group Inc Class A (b)	17,172	18,374
Universal Electronics Inc (b)	14,749	48,819
Whirlpool Corp (c)	78,904	6,103,224
XMAX Inc (b)(c)	10,520	58,176
Yunhong Green CTI Ltd (b)(c)	1,867	9,036
		368,640,784
Leisure Products - 0.1%
Acushnet Holdings Corp (c)	38,722	3,256,520
American Outdoor Brands Inc (b)	17,737	127,174
Brunswick Corp/DE	93,583	6,186,772
Clarus Corp	40,703	145,717
Escalade Inc	11,626	154,161
Funko Inc Class A (b)	51,336	162,222
Hasbro Inc	186,719	15,422,990
Interactive Strength Inc (b)	1,433	3,110
JAKKS Pacific Inc	12,313	202,303
Johnson Outdoors Inc Class A	7,771	318,533
Latham Group Inc (b)	62,763	448,755
Malibu Boats Inc Class A (b)	26,716	758,467
Marine Products Corp (c)	17,903	151,638
MasterCraft Boat Holdings Inc (b)	17,612	325,470
Mattel Inc (b)	452,902	9,565,290
Newton Golf Company Inc (b)	5,368	8,857
Peloton Interactive Inc Class A (b)	549,004	3,727,737
Polaris Inc (c)	74,620	4,951,783
Smith & Wesson Brands Inc	61,552	536,118
Solo Brands Inc Class A (b)	2,112	17,793
Sturm Ruger & Co Inc	23,086	695,350
Topgolf Callaway Brands Corp (b)	197,759	2,547,136
Tron Inc (b)(c)	27,074	50,087
Twin Vee PowerCats Co (b)(c)	1,827	4,732
YETI Holdings Inc (b)	114,224	4,738,012
		54,506,727
Specialty Retail - 1.8%
1-800-Flowers.com Inc Class A (b)(c)	35,971	122,661
Abercrombie & Fitch Co Class A (b)	67,096	6,566,686
Academy Sports & Outdoors Inc	93,065	4,490,386
Advance Auto Parts Inc (c)	83,940	4,354,807
aka Brands Holding Corp (b)	874	12,428
America's Car-Mart Inc/TX (b)	10,758	232,911
American Eagle Outfitters Inc	225,862	4,607,585
Arhaus Inc Class A (b)	75,127	776,813
Arko Corp	106,247	505,736
Asbury Automotive Group Inc (b)	27,468	6,388,233
AutoNation Inc (b)	39,834	8,416,526
AutoZone Inc (b)	23,496	92,910,938
BARK Inc (b)	172,016	122,974
Barnes & Noble Education Inc (b)	29,082	271,917
Bath & Body Works Inc	298,215	5,191,923
Bed Bath & Beyond Inc (b)	79,325	477,537
Best Buy Co Inc	276,132	21,891,745
Boot Barn Holdings Inc (b)	43,079	8,349,572
Brand House Collective Inc/The (b)(c)	16,430	19,880
Brilliant Earth Group Inc Class A	20,302	37,356
Buckle Inc/The	42,316	2,390,008
Build-A-Bear Workshop Inc (c)	17,014	903,443
Burlington Stores Inc (b)	87,531	22,077,944
Caleres Inc	47,628	557,724
Camping World Holdings Inc Class A	87,271	976,562
CarMax Inc (b)	211,636	8,181,848
Carparts Com Inc (b)	77,356	41,679
Carvana Co Class A (b)	193,955	72,636,148
Cato Corp/The Class A (b)	21,800	76,300
Chewy Inc Class A (b)	312,780	10,875,361
Children's Place Inc/The (b)(c)	13,021	103,126
Citi Trends Inc (b)	10,188	461,415
Designer Brands Inc Class A (c)	48,490	210,447
Destination XL Group Inc (b)	67,938	66,192
Dick's Sporting Goods Inc	93,735	19,362,839
Duluth Holdings Inc Class B (b)	20,278	65,498
Envela Corp (b)	9,067	104,543
EVgo Inc Class A (b)	186,663	604,788
Five Below Inc (b)	77,455	12,771,555
Floor & Decor Holdings Inc Class A (b)	152,198	9,682,837
GameStop Corp Class A (b)(c)	578,792	13,040,184
Gap Inc/The	320,201	8,667,841
Genesco Inc (b)	13,814	495,232
Grabagun Digital Holdings Inc (c)	27,405	95,918
Group 1 Automotive Inc	17,753	7,119,663
Grove Collaborative Holdings Class A (b)(c)	36,174	49,558
GrowGeneration Corp (b)	80,715	125,108
Guess? Inc (c)	42,465	724,453
Haverty Furniture Cos Inc	19,096	454,485
Home Depot Inc/The	1,396,866	498,569,413
J Jill Inc	10,403	164,159
Lands' End Inc (b)	16,409	259,098
Lazydays Holdings Inc (b)(c)	5,231	2,202
Leslie's Inc (b)	13,217	39,254
Lithia Motors Inc Class A	36,173	11,533,399
Lowe's Cos Inc	786,825	190,789,326
Lulu's Fashion Lounge Holdings Inc (b)(c)	1,492	8,027
MarineMax Inc (b)	26,247	613,655
Monro Inc	42,062	786,980
Murphy USA Inc	24,613	9,477,728
National Vision Holdings Inc (b)	110,793	3,196,378
O'Reilly Automotive Inc (b)	1,191,566	121,182,262
ODP Corp/The (b)	42,138	1,178,600
OneWater Marine Inc Class A (b)	19,450	236,318
Outdoor Holding Co (b)	136,486	251,134
Penske Automotive Group Inc	25,909	4,190,003
Petco Health & Wellness Co Inc Class A (b)	123,802	396,166
PetMed Express Inc (b)	28,931	50,629
RealReal Inc/The (b)	134,927	1,953,743
Rent the Runway Inc Class A (b)(c)	5,827	28,377
Revolve Group Inc Class A (b)	56,317	1,361,182
RH (b)	21,498	3,387,870
RideNow Group Inc Class B (b)	33,295	166,808
Ross Stores Inc	459,386	81,017,315
Sally Beauty Holdings Inc (b)	143,616	2,277,750
Shoe Carnival Inc (c)	24,899	411,331
Signet Jewelers Ltd	58,405	5,849,845
Sleep Number Corp (b)(c)	31,439	160,339
Sonic Automotive Inc Class A	20,402	1,285,938
Sportsman's Warehouse Holdings Inc (b)	53,263	118,776
Stitch Fix Inc Class A (b)	157,213	668,155
Tandy Leather Factory Inc	5,702	15,795
ThredUp Inc Class A (b)	134,867	1,014,200
Tile Shop Holdings Inc (b)	33,616	218,168
Tilly's Inc Class A (b)(c)	31,951	43,773
TJX Cos Inc/The	1,565,760	237,870,259
Torrid Holdings Inc (b)	25,096	32,625
Tractor Supply Co	744,213	40,767,988
Ulta Beauty Inc (b)	63,095	33,997,479
Upbound Group Inc	72,770	1,304,038
Urban Outfitters Inc (b)	75,937	5,624,654
Valvoline Inc (b)	178,207	5,579,661
Victoria's Secret & Co (b)	112,017	4,629,663
Warby Parker Inc Class A (b)	137,525	2,724,370
Wayfair Inc Class A (b)	147,424	16,334,579
Williams-Sonoma Inc	172,998	31,141,370
Winmark Corp	4,120	1,693,361
Xcel Brands Inc (b)(c)	2,602	2,448
Zumiez Inc (b)	18,800	488,800
		1,683,766,704
Textiles, Apparel & Luxury Goods - 0.3%
Allbirds Inc Class A (b)(c)	7,663	38,775
Capri Holdings Ltd (b)	166,070	4,213,196
Carter's Inc (c)	51,024	1,628,176
Columbia Sportswear Co	36,507	1,960,791
Crocs Inc (b)	77,132	6,554,677
Crown Crafts Inc	14,558	40,035
Culp Inc (b)	15,065	60,109
Deckers Outdoor Corp (b)	208,445	18,349,413
Figs Inc Class A (b)	220,814	2,161,769
Fossil Group Inc (b)(c)	68,679	206,724
G-III Apparel Group Ltd (b)	53,148	1,549,264
Hanesbrands Inc (b)	494,663	3,200,470
Kontoor Brands Inc	71,670	5,328,665
Lakeland Industries Inc (c)	12,325	187,094
Levi Strauss & Co Class A	141,132	3,109,138
Lululemon Athletica Inc (b)	152,999	28,179,356
Movado Group Inc	22,463	470,375
NIKE Inc Class B	1,668,827	107,856,289
Oxford Industries Inc	19,599	747,898
Playboy Inc (b)	97,807	187,789
PVH Corp	67,300	5,704,348
Ralph Lauren Corp Class A	54,249	19,927,285
Rocky Brands Inc	10,395	315,696
Steven Madden Ltd	102,409	4,278,648
Superior Group of Cos Inc	15,617	151,797
Tapestry Inc	292,478	31,961,996
Under Armour Inc Class A (b)(c)	214,374	990,408
Under Armour Inc Class C (b)(c)	221,884	982,946
Unifi Inc (b)	21,750	75,908
Vera Bradley Inc (b)	29,261	83,101
VF Corp	462,075	8,086,313
Vince Holding Corp (b)	5,690	14,395
Wolverine World Wide Inc	113,777	1,844,325
		260,447,169
TOTAL CONSUMER DISCRETIONARY		9,469,713,471

Consumer Staples - 4.6%
Beverages - 1.0%
Amaze Holdings Inc (b)(c)	5,841	2,804
Boston Beer Co Inc/The Class A (b)	11,205	2,182,734
Brown-Forman Corp Class A	99,149	2,826,738
Brown-Forman Corp Class B (c)	226,241	6,556,464
Celsius Holdings Inc (b)	224,931	9,208,675
Coca-Cola Co/The	5,437,527	397,591,975
Coca-Cola Consolidated Inc	84,018	13,690,733
Constellation Brands Inc Class A	200,959	27,406,788
Heritage Distilling Holding Co Inc (b)	1,258	7,875
Keurig Dr Pepper Inc	1,907,531	53,220,115
MGP Ingredients Inc (c)	18,940	432,021
Molson Coors Beverage Co Class B (c)	239,519	11,140,029
Monster Beverage Corp (b)	1,001,543	75,105,710
National Beverage Corp (b)	33,524	1,141,827
PepsiCo Inc	1,922,541	285,958,748
Primo Brands Corp Class A	354,788	5,566,624
Splash Beverage Group Inc (b)(c)	1,408	1,746
Vita Coco Co Inc/The (b)	61,698	3,295,290
Willamette Valley Vineyards Inc (b)	4,861	13,659
Zevia PBC Class A (b)	50,741	135,986
		895,486,541
Consumer Staples Distribution & Retail - 1.8%
Albertsons Cos Inc Class A	564,344	10,344,426
Andersons Inc/The	47,200	2,430,800
BJ's Wholesale Club Holdings Inc (b)	184,989	16,506,568
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	17,555	0
Casey's General Stores Inc	52,264	29,814,521
Chefs' Warehouse Inc/The (b)	50,468	3,094,698
Costco Wholesale Corp	622,692	568,885,184
Dollar General Corp	309,941	33,935,440
Dollar Tree Inc (b)	272,407	30,185,420
Grocery Outlet Holding Corp (b)	137,873	1,534,526
Healthy Choice Wellness Corp Class A (b)	5,184	3,194
HF Foods Group Inc (b)	54,952	137,930
Ingles Markets Inc Class A	18,850	1,449,942
Kroger Co/The	854,439	57,486,656
Maison Solutions Inc (b)	4,188	1,803
Mangoceuticals Inc (b)	11,886	13,193
Maplebear Inc (b)	259,523	10,902,561
Natural Grocers by Vitamin Cottage Inc	14,680	407,370
Performance Food Group Co (b)	219,958	21,351,323
PriceSmart Inc	35,099	4,320,687
Reborn Coffee Inc (b)	3,685	7,407
Sprouts Farmers Market Inc (b)	137,584	11,530,915
SRX Health Solutions Inc (b)	11,682	3,995
Sysco Corp	670,228	51,071,374
Target Corp	638,331	57,845,555
United Natural Foods Inc (b)	84,939	3,169,074
US Foods Holding Corp (b)	316,134	24,870,262
Village Super Market Inc Class A	13,883	479,796
Walmart Inc	6,163,671	681,147,283
Weis Markets Inc	14,009	910,165
		1,623,842,068
Food Products - 0.5%
Alico Inc	7,669	266,843
Arcadia Biosciences Inc (b)(c)	1,716	6,349
Archer-Daniels-Midland Co	674,525	40,970,650
B&G Foods Inc (c)	112,974	520,810
Barfresh Food Group Inc (b)	11,803	38,950
Beyond Meat Inc (b)(c)	106,207	104,274
BranchOut Food Inc (b)	10,207	31,233
BRC Inc Class A (b)(c)	125,581	159,488
Bridgford Foods Corp (b)	2,093	16,639
Bunge Global SA	196,807	18,907,248
Cal-Maine Foods Inc	64,210	5,349,977
Calavo Growers Inc	23,381	479,077
Campbell's Company/The (c)	276,036	8,413,577
CIMG Inc (b)	8,019	1,443
Coffee Holding Co Inc (b)	7,048	26,219
Conagra Brands Inc	682,454	12,181,804
Darling Ingredients Inc (b)	222,707	8,153,303
Edible Garden AG Inc (b)(c)	1,307	1,660
Farmer Bros Co (b)	29,181	46,981
Flowers Foods Inc (c)	298,150	3,199,150
Fresh Del Monte Produce Inc	47,425	1,713,940
Freshpet Inc (b)	68,454	3,912,831
General Mills Inc	751,063	35,562,834
Hain Celestial Group Inc (b)	126,504	139,154
Hershey Co/The	208,288	39,174,808
Hormel Foods Corp	407,927	9,467,986
Ingredion Inc	89,539	9,629,024
J & J Snack Foods Corp	22,128	2,043,521
JM Smucker Co	149,184	15,541,989
John B Sanfilippo & Son Inc	12,703	922,619
Kellanova	376,385	31,480,841
Kraft Heinz Co/The	1,204,844	30,735,570
Laird Superfood Inc (b)	11,452	31,378
Lamb Weston Holdings Inc	195,935	11,571,921
Lifeway Foods Inc (b)	7,889	195,529
Limoneira Co	21,662	300,885
Local Bounti Corp (b)	6,334	15,518
Mama's Creations Inc (b)	47,982	543,156
Marzetti Company/The	28,584	4,771,813
McCormick & Co Inc/MD	355,573	23,994,066
Mission Produce Inc (b)	61,316	737,018
Mondelez International Inc	1,818,098	104,667,903
Pilgrim's Pride Corp (c)	59,912	2,279,052
Post Holdings Inc (b)	67,404	7,012,038
Rocky Mountain Chocolate Factory Inc (b)	7,317	12,219
Sadot Group Inc (b)(c)	524	1,530
Seaboard Corp	355	1,661,247
Seneca Foods Corp Class A (b)	7,311	884,265
Seneca Foods Corp Class B (b)	27	3,308
Simply Good Foods Co/The (b)	129,607	2,550,666
SOW GOOD INC (b)	1,798	1,086
Tootsie Roll Industries Inc Class A	28,579	1,096,290
TreeHouse Foods Inc (b)	63,429	1,515,319
Tyson Foods Inc Class A	400,429	23,244,903
Utz Brands Inc Class A	106,478	1,031,772
Vital Farms Inc (b)	52,572	1,719,104
Westrock Coffee Co (b)(c)	49,842	216,813
		469,259,591
Household Products - 0.7%
Central Garden & Pet Co (b)	50,796	1,735,191
Central Garden & Pet Co Class A (b)	29,154	902,025
Church & Dwight Co Inc	341,366	29,070,729
Clorox Co/The	171,582	18,520,561
Colgate-Palmolive Co	1,134,875	91,232,601
Energizer Holdings Inc	86,197	1,571,371
Kimberly-Clark Corp	466,420	50,895,750
Oil-Dri Corp of America	14,419	784,826
Procter & Gamble Co/The	3,289,211	487,329,503
Reynolds Consumer Products Inc	77,635	1,939,322
Spectrum Brands Holdings Inc	34,577	2,052,145
WD-40 Co	18,955	3,711,389
		689,745,413
Personal Care Products - 0.1%
AXIL Brands Inc (b)	4,337	22,136
Beauty Health Co/The Class A (b)	113,918	168,599
BellRing Brands Inc (b)	176,143	5,441,057
Bonk Inc (b)	171,066	30,792
Coty Inc Class A (b)	511,306	1,697,536
Edgewell Personal Care Co	65,699	1,173,384
elf Beauty Inc (b)	83,095	6,329,346
Estee Lauder Cos Inc/The Class A	345,124	32,465,815
FitLife Brands Inc (b)	5,602	104,477
Herbalife Ltd (b)	144,432	1,838,619
Honest Co Inc/The (b)(c)	138,955	373,789
Interparfums Inc	25,842	2,100,179
Kenvue Inc	2,696,169	46,778,532
Lifevantage Corp (c)	14,557	100,007
Mannatech Inc (b)	1,681	15,936
Medifast Inc (b)(c)	14,344	157,354
Natural Alternatives International Inc (b)	3,852	13,983
Nature's Sunshine Products Inc (b)	19,299	397,173
Nu Skin Enterprises Inc Class A	69,186	684,250
Olaplex Holdings Inc (b)	166,914	190,282
PMGC Holdings Inc (b)	200	1,056
Synergy CHC Corp (b)	2,730	5,706
United-Guardian Inc	4,115	23,661
Upexi Inc (b)(c)	61,519	172,253
USANA Health Sciences Inc (b)	15,072	299,179
		100,585,101
Tobacco - 0.5%
Altria Group Inc	2,359,697	139,245,720
Ispire Technology Inc (b)	27,438	66,949
Philip Morris International Inc	2,186,353	344,306,870
Turning Point Brands Inc	25,141	2,518,123
Universal Corp/VA	34,609	1,825,971
		487,963,633
TOTAL CONSUMER STAPLES		4,266,882,347

Energy - 2.9%
Energy Equipment & Services - 0.3%
Archrock Inc	245,857	6,033,331
Atlas Energy Solutions Inc (c)	106,754	920,219
Baker Hughes Co Class A	1,385,618	69,558,024
Bristow Group Inc (b)	34,448	1,292,144
Cactus Inc Class A	95,697	4,107,315
Core Laboratories Inc (c)	65,430	987,993
Dawson Geophysical Co (b)	7,354	14,414
DMC Global Inc (b)	24,602	152,778
Drilling Tools International Corp (b)	15,435	37,044
Energy Services of America Corp	16,284	145,742
Expro Group Holdings NV (b)	145,329	2,027,340
Flowco Holdings Inc Class A	29,054	493,046
Forum Energy Technologies Inc (b)	17,478	548,809
Geospace Technologies Corp (b)(c)	17,642	232,345
Gulf Island Fabrication Inc (b)	16,536	196,448
Halliburton Co	1,199,423	31,448,871
Helix Energy Solutions Group Inc (b)	193,386	1,287,951
Helmerich & Payne Inc	139,154	3,882,397
Innovex International Inc (b)	53,901	1,186,900
KLX Energy Services Holdings Inc (b)	20,825	34,570
Kodiak Gas Services Inc	104,387	3,674,422
Liberty Energy Inc Class A	226,310	4,023,792
Mammoth Energy Services Inc (b)	33,430	61,511
MIND Technology Inc (b)	11,111	105,832
Nabors Industries Ltd (b)(c)	21,735	1,083,924
Natural Gas Services Group Inc	16,041	496,790
NCS Multistage Holdings Inc (b)	1,072	38,656
Nine Energy Service Inc (b)(c)	34,782	16,087
Noble Corp PLC (c)	179,385	5,492,769
NOV Inc (c)	519,554	7,980,349
Oceaneering International Inc (b)	140,396	3,425,662
Oil States International Inc (b)	80,303	505,909
Patterson-UTI Energy Inc (c)	487,129	2,830,219
ProFrac Holding Corp Class A (b)	31,064	109,967
ProPetro Holding Corp (b)	110,784	1,060,203
Ranger Energy Services Inc Class A	21,560	291,276
RPC Inc (c)	118,302	629,367
SEACOR Marine Holdings Inc (b)	34,291	244,152
Select Water Solutions Inc Class A	137,212	1,385,841
SLB Ltd	2,096,051	75,960,888
Smart Sand Inc	41,586	122,679
Solaris Energy Infrastructure Inc Class A	58,914	2,821,391
TETRA Technologies Inc (b)	184,804	1,435,927
Tidewater Inc (b)	64,350	3,476,187
Transocean Ltd (b)(c)	1,342,779	5,921,655
Valaris Ltd (b)(c)	94,497	5,330,576
Weatherford International PLC	102,092	7,636,482
		260,750,194
Oil, Gas & Consumable Fuels - 2.6%
Aemetis Inc (b)(c)	77,464	134,013
American Resources Corp (b)(c)	85,426	237,484
Amplify Energy Corp (b)	52,303	287,667
Antero Midstream Corp	470,031	8,465,258
Antero Resources Corp (b)	412,152	15,014,697
APA Corp	503,776	12,579,287
Barnwell Industries Inc (b)	5,920	7,518
Battalion Oil Corp (b)(c)	6,599	7,325
Berry Corp	109,588	371,503
California Resources Corp	101,844	4,866,106
Calumet Inc (b)(c)	91,277	1,761,646
Centrus Energy Corp Class A (b)(c)	24,444	6,338,329
Cheniere Energy Inc	308,506	64,311,161
Chevron Corp	2,701,844	408,329,685
Chord Energy Corp	80,025	7,511,147
Civitas Resources Inc (c)	116,913	3,433,735
Clean Energy Fuels Corp (b)	243,399	530,610
Clean Energy Technologies Inc (b)(c)	1,521	2,753
CNX Resources Corp (b)	197,923	7,687,329
Comstock Inc (b)	66,495	238,052
Comstock Resources Inc (b)(c)	110,116	2,957,716
ConocoPhillips	1,754,012	155,563,325
Core Natural Resources Inc	72,504	5,800,320
Coterra Energy Inc	1,071,118	28,748,807
Crescent Energy Co Class A	259,220	2,444,445
CVR Energy Inc (b)	42,785	1,477,366
Delek US Holdings Inc	83,713	3,237,182
Devon Energy Corp	891,947	33,055,556
Diamondback Energy Inc	264,685	40,388,284
Dorian LPG Ltd	50,830	1,259,567
DT Midstream Inc	142,692	17,331,370
Empire Petroleum Corp (b)(c)	37,428	112,284
EOG Resources Inc	766,324	82,648,043
EON Resources Inc Class A (b)(c)	27,552	11,707
Epsilon Energy Ltd	30,826	148,273
EQT Corp	876,986	53,373,368
Evolution Petroleum Corp	44,342	174,264
Excelerate Energy Inc Class A	33,496	940,568
Expand Energy Corp	334,230	40,752,664
Exxon Mobil Corp	5,985,930	693,889,007
FutureFuel Corp	37,210	122,793
Gevo Inc (b)(c)	324,144	693,668
Granite Ridge Resources Inc	86,089	443,358
Green Plains Inc (b)	91,443	944,606
Gulfport Energy Corp (b)	22,297	4,960,860
HF Sinclair Corp	222,752	11,785,808
HighPeak Energy Inc Class A (c)	35,059	235,246
Houston American Energy Corp (b)(c)	2,717	5,977
Infinity Natural Resources Inc Class A (b)	21,301	282,025
International Seaways Inc	56,681	3,002,393
Kinder Morgan Inc	2,745,080	74,995,586
Kinetik Holdings Inc Class A (c)	61,656	2,138,230
Lightbridge Corp (b)(c)	36,157	587,913
Magnolia Oil & Gas Corp Class A	258,039	5,971,022
Marathon Petroleum Corp	426,824	82,688,615
Matador Resources Co (c)	165,191	7,004,098
Mexco Energy Corp	1,277	11,685
Murphy Oil Corp	191,344	6,136,402
NACCO Industries Inc Class A	5,858	282,590
New Era Energy & Digital Inc (c)	18,580	94,572
New Fortress Energy Inc Class A (b)(c)	167,518	204,372
NextDecade Corp (b)(c)	193,675	1,183,354
NextNRG Inc (b)(c)	43,726	53,346
Northern Oil & Gas Inc	136,378	3,053,503
Occidental Petroleum Corp	1,010,002	42,420,084
ONEOK Inc	884,193	64,386,934
OPAL Fuels Inc Class A (b)	31,493	75,898
Ovintiv Inc	360,254	14,756,004
Par Pacific Holdings Inc (b)	71,528	3,265,253
PBF Energy Inc Class A	116,326	4,010,920
Peabody Energy Corp	170,473	4,643,685
PEDEVCO Corp (b)	36,401	16,559
Permian Resources Corp Class A	980,307	14,204,648
Phillips 66	567,514	77,726,717
Prairie Operating Co (b)(c)	47,904	89,580
PrimeEnergy Resources Corp (b)(c)	858	157,537
Range Resources Corp	333,697	13,177,695
REX American Resources Corp (b)	40,764	1,344,804
Riley Exploration Permian Inc	15,332	419,943
Ring Energy Inc (b)	201,604	183,943
Sable Offshore Corp (b)(c)	109,832	479,966
SandRidge Energy Inc	44,266	625,921
Sky Quarry Inc (b)	7,650	2,684
SM Energy Co	161,063	3,068,250
Stabilis Solutions Inc (b)	5,660	26,149
Summit Midstream Corp Class A (b)	14,810	370,842
Talos Energy Inc (b)	183,183	2,099,277
Targa Resources Corp	302,265	52,990,077
Texas Pacific Land Corp (c)	27,085	23,409,295
Trio Petroleum Corp (b)	11,024	9,284
Ur-Energy Inc (United States) (b)	475,484	622,884
Uranium Energy Corp (b)	625,840	7,679,057
US Energy Corp (b)(c)	22,719	22,262
VAALCO Energy Inc	147,440	527,835
Valero Energy Corp	436,386	77,135,589
Venture Global Inc Class A (c)	641,819	4,787,970
Verde Clean Fuels Inc Class A (b)	4,996	13,090
Viper Energy Inc Class A	238,311	8,705,501
Vital Energy Inc (b)(c)	39,471	707,715
Vitesse Energy Inc (c)	40,556	858,165
Vivakor Inc (b)(c)	33,661	4,127
W&T Offshore Inc (c)	135,346	239,562
Williams Cos Inc/The	1,714,859	104,486,360
World Kinect Corp	78,227	1,813,302
XCF Global Inc Class A	64,013	47,370
		2,444,924,181
TOTAL ENERGY		2,705,674,375

Financials - 13.3%
Banks - 3.7%
1st Source Corp	24,869	1,552,820
ACNB Corp	14,519	702,720
Affinity Bancshares Inc	6,832	131,994
Amalgamated Financial Corp	29,006	851,326
Amerant Bancorp Inc Class A	57,377	1,079,261
Ameris Bancorp	91,240	6,912,342
AmeriServ Financial Inc	21,222	66,000
Ames National Corp	12,758	278,380
Arrow Financial Corp	20,233	610,025
Associated Banc-Corp	229,382	6,030,453
Atlantic Union Bankshares Corp	200,476	6,782,103
Auburn National BanCorp Inc	3,103	74,844
Avidbank Holdings Inc (b)	11,370	297,326
Avidia Bancorp Inc	27,463	434,739
Axos Financial Inc (b)	78,509	6,451,870
Banc of California Inc	181,652	3,349,663
BancFirst Corp	28,547	3,164,149
Bancorp Inc/The (b)	65,744	4,212,218
Bank First Corp	12,726	1,587,314
Bank of America Corp	9,567,479	513,295,248
Bank of Hawaii Corp	55,945	3,666,635
Bank of Marin Bancorp	20,468	553,762
Bank of the James Financial Group Inc	5,653	96,384
Bank OZK	148,013	6,811,558
Bank7 Corp	5,671	234,950
BankFinancial Corp	14,994	176,329
BankUnited Inc	105,766	4,570,149
Bankwell Financial Group Inc	9,140	419,526
Banner Corp	48,430	3,041,888
Bar Harbor Bankshares	21,577	643,858
BayCom Corp	14,144	412,722
Bayfirst Financial Corp	5,101	40,451
BCB Bancorp Inc	21,404	171,018
Beacon Financial Corp (c)	115,768	2,962,503
Blue Foundry Bancorp (b)	24,823	281,989
Blue Ridge Bankshares Inc	66,933	289,820
Bogota Financial Corp (b)	5,037	42,311
BOK Financial Corp	30,604	3,446,622
Bridgewater Bancshares Inc (b)	32,087	555,426
Broadway Financial Corp/DE (b)	6,573	41,147
Burke & Herbert Financial Services Corp	18,462	1,204,461
Business First Bancshares Inc	38,650	1,005,673
BV Financial Inc (b)	11,986	219,823
Byline Bancorp Inc	48,429	1,352,138
C&F Financial Corp	4,226	293,496
Cadence Bank	265,797	10,589,352
California BanCorp (b)	31,607	613,492
Camden National Corp	23,500	950,340
Capital Bancorp Inc	16,243	451,555
Capital City Bank Group Inc	19,237	806,415
Capitol Federal Financial Inc	170,712	1,128,406
Carter Bankshares Inc (b)	31,781	583,817
Carver Bancorp Inc (b)	5,617	9,042
Catalyst Bancorp Inc (b)	5,709	85,635
Cathay General Bancorp	99,155	4,803,068
CB Financial Services Inc	6,384	226,313
Central Pacific Financial Corp	37,571	1,117,362
Central Plains Bancshares Inc (b)	4,785	76,799
CF Bankshares Inc Class A	5,336	127,584
Chain Bridge Bancorp Inc Class A (b)	4,205	133,425
Chemung Financial Corp	4,859	255,924
ChoiceOne Financial Services Inc	18,733	570,233
Citigroup Inc	2,585,017	267,807,761
Citizens & Northern Corp	22,070	444,931
Citizens Community Bancorp Inc/WI	12,285	211,916
Citizens Financial Group Inc	609,245	32,960,155
Citizens Financial Services Inc	6,276	350,766
City Holding Co (c)	20,307	2,463,442
Civista Bancshares Inc	25,225	573,617
CNB Financial Corp/PA	38,811	1,005,981
Coastal Financial Corp/WA Class A (b)	18,045	2,009,311
CoastalSouth Bancshares Inc (b)	11,813	264,966
Colony Bankcorp Inc	21,085	361,608
Columbia Banking System Inc	418,799	11,609,108
Columbia Financial Inc (b)	37,378	591,694
Comerica Inc	181,075	14,554,809
Commerce Bancshares Inc/MO	172,835	9,317,535
Community Financial System Inc	74,149	4,208,697
Community Trust Bancorp Inc	21,402	1,187,811
Community West Bancshares	23,960	542,694
Connectone Bancorp Inc	67,739	1,711,765
Cullen/Frost Bankers Inc	89,945	11,127,995
Customers Bancorp Inc (b)	41,413	2,853,356
CVB Financial Corp	181,877	3,579,339
Dime Community Bancshares Inc	55,815	1,582,355
Eagle Bancorp Inc	38,678	733,722
Eagle Bancorp Montana Inc	10,186	169,088
Eagle Financial Services Inc	6,776	254,574
East West Bancorp Inc	194,219	20,723,167
Eastern Bankshares Inc	317,397	5,976,586
ECB Bancorp Inc/MD (b)	10,548	183,535
Enterprise Financial Services Corp	51,637	2,819,897
Equity Bancshares Inc Class A	21,050	916,517
Esquire Financial Holdings Inc	9,230	942,014
Farmers & Merchants Bancorp Inc/Archbold OH	17,549	429,951
Farmers National Banc Corp	52,974	719,917
FB Bancorp Inc (b)	26,820	339,273
FB Financial Corp	57,755	3,226,194
Fidelity D&D Bancorp Inc	6,727	294,508
Fifth District Bancorp Inc (b)	6,675	91,114
Fifth Third Bancorp	931,464	40,481,425
Financial Institutions Inc	27,899	853,709
Finward Bancorp	5,157	195,992
Finwise Bancorp (b)	11,897	214,741
First Bancorp Inc/The	12,698	324,942
First Bancorp/Southern Pines NC	58,251	2,971,384
First Bank/Hamilton NJ	26,970	423,834
First Busey Corp	127,440	2,999,938
First Business Financial Services Inc	10,709	559,224
First Capital Inc	4,724	236,153
First Citizens BancShares Inc/NC Class A	14,773	27,742,069
First Commonwealth Financial Corp	146,207	2,375,864
First Community Bankshares Inc	24,179	808,062
First Community Corp/SC	10,621	308,221
First Financial Bancorp	134,017	3,334,343
First Financial Bankshares Inc	182,168	5,690,928
First Financial Corp	17,590	1,026,728
First Foundation Inc (b)	106,642	567,335
First Guaranty Bancshares Inc	8,722	41,778
First Hawaiian Inc	176,425	4,396,511
First Horizon Corp	713,745	15,945,063
First Internet Bancorp	11,272	214,732
First Interstate BancSystem Inc Class A	128,379	4,215,966
First Merchants Corp	81,854	3,015,501
First Mid Bancshares Inc	31,166	1,186,178
First National Corp/VA	11,012	269,794
First Northwest Bancorp	10,180	100,375
First Savings Financial Group Inc	7,811	243,391
First Seacoast Bancorp Inc (b)	5,001	60,062
First United Corp	8,240	314,603
First US Bancshares Inc	6,600	89,100
First Western Financial Inc (b)	10,310	251,049
Firstsun Capital Bancorp (b)	15,405	514,989
Five Star Bancorp	22,287	768,679
Flagstar Financial Inc	417,580	5,111,179
Flushing Financial Corp	47,444	778,556
FNB Corp/PA	503,048	8,370,719
Franklin Financial Services Corp	5,775	309,020
FS Bancorp Inc	9,536	390,499
Fulton Financial Corp	254,630	4,621,535
FVCBankcorp Inc	20,958	266,376
GBank Financial Holdings Inc (b)(c)	12,471	422,268
German American Bancorp Inc	52,379	2,079,446
Glacier Bancorp Inc	180,916	7,652,747
Glen Burnie Bancorp (b)	3,444	14,740
Great Southern Bancorp Inc	11,785	708,986
Greene County Bancorp Inc	9,667	220,408
Hancock Whitney Corp	117,951	7,146,651
Hanmi Financial Corp	41,732	1,152,638
Hanover Bancorp Inc	6,029	137,160
Hawthorn Bancshares Inc	8,959	304,606
HBT Financial Inc	17,635	426,767
Heritage Commerce Corp	86,683	943,978
Heritage Financial Corp Wash	47,388	1,134,469
Hilltop Holdings Inc	63,111	2,165,970
Hingham Institution For Savings The	2,790	817,219
Home Bancorp Inc	9,259	513,597
Home BancShares Inc/AR	257,449	7,224,019
Home Federal Bancorp Inc of Louisiana	2,495	39,920
HomeTrust Bancshares Inc	19,158	785,670
Hope Bancorp Inc	178,697	1,897,762
Horizon Bancorp Inc/IN	61,405	1,052,482
Huntington Bancshares Inc/OH	2,212,008	36,055,730
IF Bancorp Inc	3,111	81,104
Independent Bank Corp	69,525	5,009,276
Independent Bank Corp/MI	28,828	941,234
International Bancshares Corp	75,407	5,013,057
Investar Holding Corp	11,739	291,127
Isabella Bank Corp	9,714	407,988
John Marshall Bancorp Inc	17,431	348,620
JPMorgan Chase & Co	3,861,183	1,208,859,174
Kearny Financial Corp/MD	79,860	548,638
Kentucky First Federal Bancorp (b)	2,804	11,776
KeyCorp	1,321,965	24,297,717
Lake Shore Bancorp Inc/MD	3,345	48,068
Lakeland Financial Corp (c)	35,722	2,081,164
Landmark Bancorp Inc/Manhattan KS	5,843	169,681
LCNB Corp	19,061	302,498
LINKBANCORP Inc	38,294	291,800
Live Oak Bancshares Inc	48,424	1,545,694
M&T Bank Corp	220,059	41,859,623
Magyar Bancorp Inc	7,606	127,401
MainStreet Bancshares Inc	8,432	164,340
Marathon Bancorp Inc (b)	1,959	21,882
Mechanics Bancorp Class A (b)	24,382	378,896
Mercantile Bank Corp	22,570	1,037,769
Meridian Corp	12,590	201,188
Metrocity Bankshares Inc	25,551	680,934
Metropolitan Bank Holding Corp	12,766	952,471
Mid Penn Bancorp Inc	30,065	877,597
Middlefield Banc Corp (c)	10,140	352,872
Midland States Bancorp Inc	30,608	497,686
MidWestOne Financial Group Inc	31,955	1,264,459
MVB Financial Corp	16,645	450,414
National Bank Holdings Corp Class A	53,674	1,997,210
National Bankshares Inc VA	9,110	269,018
NB Bancorp Inc	59,442	1,164,469
Nbt Bancorp Inc	73,149	3,032,758
Nicolet Bankshares Inc	18,488	2,329,118
Northeast Bank	9,805	871,468
Northeast Community Bancorp Inc	18,419	389,746
Northfield Bancorp Inc	51,862	557,517
Northpointe Bancshares Inc	14,237	248,293
Northrim BanCorp Inc	30,688	753,697
Northwest Bancshares Inc	203,625	2,435,355
Norwood Financial Corp	11,693	335,121
NSTS Bancorp Inc (b)	5,555	62,216
Oak Valley Bancorp	9,320	261,892
OceanFirst Financial Corp	81,954	1,544,833
Ohio Valley Banc Corp	5,322	206,387
Old National Bancorp/IN	488,032	10,604,935
Old Second Bancorp Inc	77,166	1,454,579
OP Bancorp	15,633	210,264
OptimumBank Holdings Inc (b)	14,160	58,764
Orange County Bancorp Inc	13,017	352,891
Origin Bancorp Inc	40,704	1,481,219
Orrstown Financial Services Inc	27,127	970,062
Park National Corp	20,379	3,129,195
Parke Bancorp Inc	13,847	316,958
Pathfinder Bancorp Inc	3,296	46,144
Pathward Financial Inc	31,178	2,241,698
Patriot National Bancorp Inc (b)	82,415	117,853
PB Bankshares Inc (b)	3,220	69,230
PCB Bancorp	16,164	351,082
Peapack-Gladstone Financial Corp	21,624	583,848
Peoples Bancorp Inc/OH	48,957	1,450,596
Peoples Bancorp of North Carolina Inc	6,774	221,849
Peoples Financial Services Corp	13,390	653,298
Pinnacle Financial Partners Inc	108,733	9,968,641
Pioneer Bancorp Inc/NY (b)	13,585	180,681
Plumas Bancorp	8,368	363,255
PNC Financial Services Group Inc/The	552,831	105,435,928
Ponce Financial Group Inc (b)	30,805	491,032
Preferred Bank/Los Angeles CA (c)	16,085	1,518,585
Primis Financial Corp	28,106	315,630
Princeton Bancorp Inc	7,338	252,354
Prosperity Bancshares Inc	132,261	9,087,653
Provident Financial Holdings Inc	8,159	125,077
Provident Financial Services Inc	183,939	3,527,950
QCR Holdings Inc	23,705	1,935,039
RBB Bancorp	18,878	373,973
Red River Bancshares Inc	6,553	459,038
Regions Financial Corp	1,253,821	31,909,744
Renasant Corp	131,999	4,678,045
Republic Bancorp Inc/KY Class A	13,241	913,761
Rhinebeck Bancorp Inc (b)	5,349	58,251
Richmond Mutual BanCorp Inc	13,911	191,554
Riverview Bancorp Inc	26,416	139,212
S&T Bancorp Inc	53,555	2,114,351
SB Financial Group Inc	9,210	197,048
Seacoast Banking Corp of Florida	119,991	3,786,916
ServisFirst Bancshares Inc	70,517	5,015,874
Shore Bancshares Inc	42,384	740,448
Sierra Bancorp	16,965	526,933
Simmons First National Corp Class A	201,392	3,735,822
SmartFinancial Inc	19,628	711,711
Sound Financial Bancorp Inc (c)	3,152	139,665
South Plains Financial Inc	16,594	627,087
Southern Financial Capital Trust III (b)	10,603	538,208
Southern Missouri Bancorp Inc	12,946	728,730
Southside Bancshares Inc	39,693	1,164,196
SOUTHSTATE BANK CORP	141,644	12,678,554
SR Bancorp Inc	12,164	187,204
Stellar Bancorp Inc	63,895	2,019,721
Sterling Bancorp Inc/MI (b)(d)	26,068	0
Stock Yards Bancorp Inc	38,233	2,529,878
Summit State Bank (b)	6,771	73,398
Synovus Financial Corp	194,698	9,384,444
Texas Capital Bancshares Inc (b)	64,904	5,852,394
Texas Community Bancshares Inc	3,947	63,034
TFS Financial Corp (c)	75,615	1,077,514
Third Coast Bancshares Inc (b)	17,796	678,206
Timberland Bancorp Inc/WA	10,073	344,497
Tompkins Financial Corp	17,729	1,225,251
Towne Bank/Portsmouth VA	100,833	3,382,947
TriCo Bancshares	46,034	2,214,235
Triumph Financial Inc (b)	31,465	1,718,304
Truist Financial Corp	1,812,589	84,285,389
TrustCo Bank Corp NY	26,588	1,120,152
Trustmark Corp	83,956	3,265,888
UMB Financial Corp	99,909	11,097,892
Union Bankshares Inc/Morrisville VT	5,346	123,653
United Bancorp Inc/OH	7,273	97,385
United Bankshares Inc/WV	197,855	7,368,120
United Community Bank/SC	170,441	5,208,677
United Security Bancshares/Fresno CA	19,915	196,959
Unity Bancorp Inc	8,456	423,054
Univest Financial Corp	40,124	1,275,943
US Bancorp	2,185,433	107,195,489
USCB Financial Holdings Inc	14,496	257,884
Valley National Bancorp	676,708	7,660,335
Virginia National Bankshares Corp	6,740	273,644
WaFd Inc	112,482	3,561,180
Washington Trust Bancorp Inc	27,065	768,646
Webster Financial Corp	234,902	14,000,159
Wells Fargo & Co	4,498,436	386,190,731
WesBanco Inc	134,359	4,335,765
West BanCorp Inc	21,491	477,530
Westamerica BanCorp	36,623	1,757,172
Western Alliance Bancorp	146,316	11,929,143
Western New England Bancorp Inc	25,325	309,978
Winchester Bancorp Inc	4,901	47,099
Wintrust Financial Corp	93,621	12,547,086
WSFS Financial Corp	79,454	4,434,328
Zions Bancorp NA	207,143	11,026,222
		3,494,064,832
Capital Markets - 3.3%
Acadian Asset Management Inc	37,331	1,673,922
Aether Holdings Inc	2,564	15,128
Affiliated Managers Group Inc	40,054	10,767,717
ALT5 Sigma Corp (b)	177,374	331,689
AlTi Global Inc Class A (b)(c)	74,185	299,707
Ameriprise Financial Inc	132,418	60,348,179
Ares Management Corp Class A	288,041	45,179,231
Artisan Partners Asset Management Inc Class A	98,788	4,097,726
AtlasClear Holdings Inc (b)(c)	19,018	5,894
B Riley Financial Inc (b)(c)	23,397	101,543
Bakkt Intermediate Holdings Inc Class A (b)	17,055	268,957
Bank of New York Mellon Corp/The	990,187	110,999,963
Beneficient Class A (b)(c)	5,310	3,168
BGC Group Inc Class A	513,309	4,465,788
Binah Capital Group Inc (b)(c)	5,335	14,938
Blackrock Inc	202,251	211,817,472
Blackstone Inc	1,035,390	151,601,804
Blue Owl Capital Inc Class A	867,693	13,015,395
CaliberCos Inc Class A (b)	707	1,626
Carlyle Group Inc/The	365,159	19,912,120
Cboe Global Markets Inc	146,798	37,898,840
CGrowth Capital Inc (b)(c)	43,456	130
Charles Schwab Corp/The	2,395,683	222,151,685
CME Group Inc Class A	506,172	142,467,171
Cohen & Co Inc	1,258	19,321
Cohen & Steers Inc	38,231	2,418,111
Coinbase Global Inc Class A (b)	317,686	86,671,095
Diamond Hill Investment Group Inc	3,845	453,710
DigitalBridge Group Inc Class A	231,525	2,248,108
Dominari Holdings Inc (c)	9,612	45,128
Donnelley Financial Solutions Inc (b)	39,073	1,916,921
Evercore Inc Class A	54,238	17,359,957
FactSet Research Systems Inc	53,097	14,722,205
Federated Hermes Inc Class B	103,306	5,182,862
Fold Holdings Inc Class A (b)(c)	19,094	62,056
Forge Global Holdings Inc Class A (b)	12,439	551,794
Franklin Resources Inc	431,134	9,739,317
Galaxy Digital Inc Class A (c)	241,919	6,432,626
GCM Grosvenor Inc Class A	74,234	815,089
Goldman Sachs Group Inc/The	424,974	351,045,524
Great Elm Group Inc (b)	28,899	74,559
Hamilton Lane Inc Class A	56,741	7,032,196
Hennessy Advisors Inc	6,099	62,027
Heritage Global Inc (b)	42,869	57,873
Houlihan Lokey Inc Class A	76,178	13,361,621
Innventure Inc (b)(c)	40,825	234,744
Interactive Brokers Group Inc Class A	624,935	40,633,274
Intercontinental Exchange Inc	803,668	126,416,976
Invesco Ltd	625,046	15,282,375
Janus Henderson Group PLC	175,865	7,687,059
Jefferies Financial Group Inc	231,987	13,353,172
KKR & Co Inc Class A	963,817	117,884,457
Lazard Inc	159,786	8,069,193
LPL Financial Holdings Inc	112,262	39,969,762
MarketAxess Holdings Inc	52,651	8,628,972
MarketWise Inc Class A	2,948	47,934
Marygold Cos Inc/The (b)	4,558	4,786
Miami International Holdings Inc (c)	21,402	976,145
Moelis & Co Class A	103,947	6,670,279
Moody's Corp	216,598	106,301,966
Morgan Stanley	1,703,012	288,933,017
Morningstar Inc	34,128	7,332,742
MSCI Inc	108,646	61,245,923
Nasdaq Inc	635,930	57,818,756
Netcapital Inc (b)	3,175	2,953
Northern Trust Corp	268,482	35,262,426
Open Lending Corp (b)	147,052	280,869
Oppenheimer Holdings Inc Class A	8,331	566,758
P10 Inc Class A	86,233	808,866
Perella Weinberg Partners Class A	87,012	1,588,839
Piper Sandler Cos	23,294	7,824,455
PJT Partners Inc Class A (c)	34,030	5,717,380
Raymond James Financial Inc	249,339	39,031,527
Robinhood Markets Inc Class A (b)	1,087,055	139,675,697
S&P Global Inc	438,742	218,857,672
SEI Investments Co	131,447	10,628,804
Siebert Financial Corp (b)	27,295	87,617
Silvercrest Asset Management Group Inc Class A	13,353	184,271
State Street Corp	399,454	47,543,015
StepStone Group Inc Class A	103,777	6,554,555
Stifel Financial Corp	143,901	17,555,922
StoneX Group Inc (b)	64,815	5,872,887
Strive Inc Class A (b)(c)	20,701	23,185
T Rowe Price Group Inc	308,900	31,625,182
TPG Inc Class A	174,059	10,283,406
Tradeweb Markets Inc Class A	163,875	17,839,433
US Global Investors Inc Class A	14,218	34,550
Value Line Inc	1,155	42,862
Victory Capital Holdings Inc Class A	69,495	4,370,541
Virtu Financial Inc Class A	111,367	3,982,484
Virtus Invt Partners Inc	9,087	1,450,194
Westwood Holdings Group Inc	8,672	146,904
WisdomTree Inc	166,033	1,833,004
		3,074,879,683
Consumer Finance - 0.7%
Ally Financial Inc	392,228	16,199,016
American Express Co	762,359	278,466,873
Atlanticus Holdings Corp (b)	7,472	440,474
Bread Financial Holdings Inc	65,463	4,433,809
Capital One Financial Corp	898,403	196,813,145
Consumer Portfolio Services Inc (b)	12,007	99,298
Credit Acceptance Corp (b)(c)	8,794	4,062,564
Dave Inc Class A (b)	15,431	3,367,970
DeFi Development Corp (b)(c)	21,587	164,061
Encore Capital Group Inc (b)	32,523	1,687,618
Enova International Inc (b)	34,819	4,564,423
EZCORP Inc Class A (b)	80,217	1,546,584
FirstCash Holdings Inc	54,823	8,684,511
Green Dot Corp Class A (b)	72,825	915,410
Jefferson Capital Inc	13,925	292,007
Katapult Holdings Inc Class A (b)	5,709	35,396
LendingClub Corp (b)	161,879	2,930,010
Lendingtree Inc (b)	15,501	884,022
Medallion Financial Corp (c)	24,816	246,671
Navient Corp	96,892	1,201,461
Nelnet Inc Class A	19,504	2,520,697
NerdWallet Inc Class A (b)	51,655	775,342
Old Market Capital Corp (b)	8,351	43,509
OneMain Holdings Inc	167,533	10,392,072
Oportun Financial Corp (b)	54,109	279,744
OppFi Inc Class A	38,919	385,298
PRA Group Inc (b)	55,200	894,240
PROG Holdings Inc	56,403	1,623,278
Regional Management Corp	12,601	479,342
SLM Corp	292,418	8,567,847
SoFi Technologies Inc Class A (b)	1,682,149	49,993,468
Synchrony Financial	523,596	40,505,387
Upstart Holdings Inc (b)(c)	118,743	5,338,685
Vroom Inc	1,700	35,122
World Acceptance Corp (b)	4,321	668,286
		649,537,640
Financial Services - 3.6%
Acacia Research Corp (b)	50,068	187,254
Affirm Holdings Inc Class A (b)	396,508	28,132,243
Alerus Financial Corp	33,231	715,796
Apollo Global Management Inc	646,792	85,279,525
Beeline Holdings Inc (b)(c)	21,830	44,752
Berkshire Hathaway Inc Class B (b)	2,574,897	1,323,007,828
Better Home & Finance Holding Co Class A (b)(c)	9,608	465,219
Block Inc Class A (b)	771,582	51,541,678
Cannae Holdings Inc	71,132	1,145,225
Cantaloupe Inc (b)	81,249	866,927
Cass Information Systems Inc	16,634	698,628
Chime Financial Inc Class A (b)(c)	49,113	1,037,758
Corebridge Financial Inc	376,358	11,298,267
Corpay Inc (b)	99,424	29,409,619
Enact Holdings Inc	40,250	1,558,078
Equitable Holdings Inc	420,799	19,647,105
Essent Group Ltd	139,072	8,728,159
Euronet Worldwide Inc (b)	56,535	4,188,678
Federal Agricultural Mortgage Corp Class A	203	27,048
Federal Agricultural Mortgage Corp Class C	13,854	2,379,563
Fidelity National Information Services Inc	733,674	48,253,739
Finance of America Cos Inc Class A (b)	7,567	181,305
Fiserv Inc (b)	763,191	46,913,351
Flywire Corp (b)	152,800	2,137,672
Global Payments Inc	341,461	25,869,085
HA Sustainable Infrastructure Capital Inc	173,223	5,951,942
Halo Spin-Out SPV Inc Class A (d)	1,956	0
Income Opportunity Realty Investors Inc (b)	426	7,855
International Money Express Inc (b)	40,056	610,453
Jack Henry & Associates Inc	102,402	17,867,101
Jackson Financial Inc	98,339	9,638,205
loanDepot Inc Class A (b)	124,259	351,653
Marqeta Inc Class A (b)	542,622	2,599,159
Mastercard Inc Class A	1,159,017	638,073,629
Merchants Bancorp/IN	39,880	1,303,677
MGIC Investment Corp	321,649	9,118,749
NCR Atleos Corp (b)	102,693	3,806,830
NewtekOne Inc (c)	35,411	378,189
NMI Holdings Inc (b)	110,335	4,209,280
OLB Group Inc/The (b)	2,330	2,447
Onity Group Inc (b)	8,396	374,042
Paymentus Holdings Inc Class A (b)	58,850	2,043,272
Payoneer Global Inc (b)	406,105	2,347,287
PayPal Holdings Inc	1,341,156	84,077,070
Paysign Inc (b)	46,726	243,442
PennyMac Financial Services Inc	41,590	5,596,766
Priority Technology Holdings Inc (b)	36,615	214,198
Radian Group Inc	189,030	6,720,017
Remitly Global Inc (b)	235,096	3,184,375
Repay Holdings Corp Class A (b)	104,048	345,439
Rocket Cos Inc Class A	1,347,638	26,925,807
Ryvyl Inc (b)(c)	23,472	8,685
Security National Financial Corp Class A	19,135	165,326
Sezzle Inc (b)(c)	23,950	1,478,913
SHF Holdings Inc Class A (b)	2,133	3,157
Shift4 Payments Inc Class A (b)(c)	95,021	7,010,649
Sui Group Holdings Ltd (b)	45,829	91,658
SWK Holdings Corp	4,268	72,471
Toast Inc Class A (b)	654,182	22,366,483
Usio Inc (b)	23,867	34,130
UWM Holdings Corp Class A	293,613	1,717,636
Velocity Financial Inc (b)	14,792	285,929
Visa Inc Class A	2,385,333	797,750,769
Voya Financial Inc	134,866	9,481,080
Walker & Dunlop Inc	47,287	3,056,632
Waterstone Financial Inc	24,695	386,724
Western Union Co/The (c)	454,190	3,992,330
WEX Inc (b)	48,637	7,215,785
XBP Global Holdings Inc Class A (b)	155,539	108,208
		3,374,931,951
Insurance - 1.9%
Abacus Global Management Inc Class A (b)(c)	42,663	282,856
AFLAC Inc	676,271	74,599,454
Allstate Corp/The	370,122	78,828,584
American Coastal Insurance Corp	34,406	411,152
American Financial Group Inc/OH	96,974	13,355,259
American Integrity Insurance Group Inc	9,462	200,027
American International Group Inc	777,861	59,241,894
Amerisafe Inc	26,740	1,090,992
Aon PLC	302,733	107,143,263
Arch Capital Group Ltd (b)	521,875	49,014,500
Arthur J Gallagher & Co	360,131	89,175,638
Assurant Inc	71,007	16,200,957
Assured Guaranty Ltd	62,399	5,649,605
Ategrity Specialty Holdings LLC	10,747	204,515
Atlantic American Corp	6,259	15,271
Axis Capital Holdings Ltd	109,454	11,190,577
Baldwin Insurance Group Inc/The Class A (b)(c)	99,450	2,835,320
Bowhead Specialty Holdings Inc (b)	25,536	711,178
Brighthouse Financial Inc (b)	80,743	5,292,704
Brown & Brown Inc	412,340	33,164,506
Chubb Ltd	520,201	154,073,132
Cincinnati Financial Corp	220,094	36,885,553
Citizens Inc/TX Class A (b)(c)	63,094	376,040
CNA Financial Corp (c)	30,874	1,443,360
CNO Financial Group Inc	138,099	5,652,392
Crawford & Co Class A	22,603	252,702
Crawford & Co Class B	10,934	113,166
Donegal Group Inc Class A	24,882	500,875
eHealth Inc (b)	42,419	173,070
Employers Holdings Inc	34,189	1,362,432
Erie Indemnity Co Class A	35,820	10,584,452
Everest Group Ltd	58,761	18,467,995
F&G Annuities & Life Inc	30,299	978,961
FG Nexus Inc (b)(c)	1,196	3,803
FG Nexus Inc rights (b)(d)	1,196	6,482
Fidelity National Financial Inc	358,804	21,323,722
First American Financial Corp	143,542	9,439,322
Genworth Financial Inc Class A (b)	571,478	4,960,429
Globe Life Inc	113,698	15,318,532
GoHealth Inc Class A (b)	7,431	22,293
Goosehead Insurance Inc Class A	35,401	2,532,942
Greenlight Capital Re Ltd Class A (b)	35,055	463,077
Hagerty Inc Class A (b)	55,034	735,254
Hanover Insurance Group Inc/The	50,426	9,356,544
Hartford Insurance Group Inc/The	395,374	54,178,099
HCI Group Inc	15,318	2,722,775
Health In Tech Inc Class A (b)(c)	17,651	26,830
Heritage Insurance Holdings Inc (b)	31,144	904,733
Hippo Holdings Inc (b)	28,655	939,311
Horace Mann Educators Corp	57,054	2,611,932
Investors Title Co	2,070	577,344
James River Group Holdings Inc	63,966	376,760
Kemper Corp	87,927	3,580,387
Kingstone Cos Inc	15,582	237,158
Kinsale Capital Group Inc	31,124	11,979,628
Lemonade Inc (b)(c)	87,961	6,871,513
Lincoln National Corp	236,718	9,738,579
Loews Corp	237,881	25,660,223
Markel Group Inc (b)	17,780	36,990,223
Marsh & McLennan Cos Inc	690,034	126,586,737
MBIA Inc (b)	61,114	461,411
Mercury General Corp	37,184	3,462,574
MetLife Inc	784,107	60,031,232
NI Holdings Inc (b)	9,740	132,269
Octave Specialty Group Inc (b)	64,898	583,433
Old Republic International Corp	319,918	14,748,220
Oscar Health Inc Class A (b)(c)	292,989	5,265,012
Palomar Hldgs Inc (b)	37,482	4,655,639
Presurance Holdings Inc (b)	4,356	4,333
Primerica Inc	45,648	11,746,143
Principal Financial Group Inc	284,269	24,111,697
ProAssurance Corp (b)	71,445	1,720,396
Progressive Corp/The	823,078	188,312,016
Prudential Financial Inc	494,581	53,538,393
Reinsurance Group of America Inc	92,608	17,583,481
Reliance Global Group Inc (c)	4,404	2,885
RLI Corp	128,931	7,949,885
Root Inc/OH Class A (b)(c)	19,285	1,559,964
Ryan Specialty Holdings Inc Class A	158,558	9,207,463
Safety Insurance Group Inc	21,067	1,601,513
Selective Insurance Group Inc	85,355	6,705,489
Selectquote Inc (b)	202,361	293,423
Skyward Specialty Insurance Group Inc (b)	53,433	2,616,080
Slide Insurance Holdings Inc (b)	34,329	579,817
Stewart Information Services Corp	39,076	2,994,394
Tiptree Inc Class A	31,514	591,833
Travelers Companies Inc/The	316,113	92,576,853
Trupanion Inc (b)	47,253	1,667,558
TWFG Inc Class A (b)	18,925	537,659
United Fire Group Inc	30,173	1,102,823
Universal Insurance Holdings Inc	35,438	1,174,061
Unum Group	219,903	16,706,031
W R Berkley Corp	421,500	32,746,335
White Mountains Insurance Group Ltd	3,602	7,291,349
Willis Towers Watson PLC	137,031	43,986,951
		1,745,865,629
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
ACRES Commercial Realty Corp (b)	8,332	176,722
Adamas Trust Inc	114,426	871,926
AG Mortgage Investment Trust Inc	42,486	347,535
AGNC Investment Corp (c)	1,460,082	15,316,260
Angel Oak Mortgage REIT Inc	21,215	186,692
Annaly Capital Management Inc	900,494	20,531,263
Apollo Commercial Real Estate Finance Inc	179,925	1,822,640
Arbor Realty Trust Inc (c)	269,914	2,404,934
Ares Commercial Real Estate Corp	78,782	417,545
ARMOUR Residential REIT Inc (c)	156,955	2,749,852
Blackstone Mortgage Trust Inc Class A	222,262	4,327,441
Brightspire Capital Inc Class A	185,428	1,040,251
Cherry Hill Mortgage Investment Corp	47,487	118,243
Chimera Investment Corp	116,020	1,483,896
Claros Mortgage Trust Inc (b)	176,355	587,262
Dynex Capital Inc	186,552	2,613,594
Ellington Financial Inc (c)	142,200	1,948,140
Franklin BSP Realty Trust Inc	116,966	1,218,786
Granite Point Mortgage Trust Inc	67,991	191,055
Invesco Mortgage Capital Inc (c)	93,845	769,529
Kkr Real Estate Finance Trust Inc (c)	80,965	687,393
Ladder Capital Corp Class A	159,990	1,767,890
Lument Finance Trust Inc	62,341	101,616
Manhattan Bridge Capital Inc	14,341	67,115
MFA Financial Inc	145,276	1,397,555
Nexpoint Real Estate Finance Inc	10,567	153,010
Orchid Island Capital Inc	199,742	1,444,135
Pennymac Mortgage Investment Trust	123,325	1,583,493
Ready Capital Corp (c)	240,672	608,900
Redwood Trust Inc	187,224	1,031,604
Rithm Capital Corp	741,642	8,521,467
Rithm Property Trust Inc	64,833	173,752
Sachem Capital Corp	71,724	73,875
Seven Hills Realty Trust	31,103	272,462
Seven Hills Realty Trust rights 12/4/2025 (b)	19,075	534
Starwood Property Trust Inc	482,708	8,852,865
Sunrise Realty Trust Inc	14,324	143,956
TPG RE Finance Trust Inc	120,097	1,091,682
Two Harbors Investment Corp	146,965	1,490,225
		88,587,095
TOTAL FINANCIALS		12,427,866,830

Health Care - 10.2%
Biotechnology - 2.3%
4D Molecular Therapeutics Inc (b)	48,422	564,601
AbbVie Inc	2,480,766	564,870,418
Abeona Therapeutics Inc (b)(c)	67,930	344,405
Abpro Holdings Inc Class A (b)(c)	1,372	9,179
Absci Corp (b)(c)	187,138	593,227
ABVC BioPharma Inc (b)	25,576	68,799
ACADIA Pharmaceuticals Inc (b)	174,050	4,358,212
Aceragen Inc (b)(c)(d)	3,176	0
Achieve Life Sciences Inc (b)(c)	73,913	359,956
Acrivon Therapeutics Inc (b)	20,790	49,064
Actinium Pharmaceuticals Inc (b)	44,530	61,451
Actuate Therapeutics Inc (b)	6,809	51,953
Acumen Pharmaceuticals Inc (b)	43,667	82,094
Acurx Pharmaceuticals Inc (b)	993	3,853
Adicet Bio Inc (b)	83,886	54,375
Aditxt Inc (b)	22	84
ADMA Biologics Inc (b)	334,580	6,417,244
Adverum Biotechnologies Inc (b)	23,608	97,265
AEON Biopharma Inc Class A (b)	11,192	9,480
Aevi Genomic Medicine Inc rights (b)(d)	12,284	0
Agenus Inc (b)(c)	42,416	193,417
Agios Pharmaceuticals Inc (b)	81,948	2,392,882
AIM ImmunoTech Inc (b)	682	1,037
AIxCrypto Holdings Inc (b)	1,365	3,549
Akebia Therapeutics Inc (b)	363,951	575,043
Akero Therapeutics Inc (b)	102,878	5,592,448
Alaunos Therapeutics Inc (b)	2,317	7,739
Aldeyra Therapeutics Inc (b)	63,889	350,112
Alector Inc (b)	117,224	155,908
Aligos Therapeutics Inc Class A (b)(c)	6,141	58,831
Alkermes PLC (b)	230,940	6,831,205
Allarity Therapeutics Inc (b)	21,595	28,721
Allogene Therapeutics Inc (b)	222,917	325,459
Alnylam Pharmaceuticals Inc (b)	184,150	83,094,005
Altimmune Inc (b)	119,658	629,401
ALX Oncology Holdings Inc (b)	44,745	61,301
Alzamend Neuro Inc (b)(c)	797	1,761
Amgen Inc	756,154	261,220,961
Amicus Therapeutics Inc (b)	427,357	4,243,655
AnaptysBio Inc (b)(c)	28,388	1,182,360
Anavex Life Sciences Corp (b)(c)	119,272	456,812
Anika Therapeutics Inc (b)	20,067	198,262
Anixa Biosciences Inc (b)	42,792	196,415
Annexon Inc (b)	137,899	620,546
Annovis Bio Inc (b)(c)	22,471	114,602
Apellis Pharmaceuticals Inc (b)	142,915	3,044,090
Apimeds Pharmaceuticals US Inc (b)	9,729	28,214
Apogee Therapeutics Inc (b)	65,347	4,703,024
Applied Therapeutics Inc (b)	190,900	49,634
Aptevo Therapeutics Inc (b)	1,541	2,127
AquaBounty Technologies Inc (b)	7,096	7,096
Aravive Inc (b)(d)	41,978	0
Arbutus Biopharma Corp (b)(c)	210,935	930,223
Arcellx Inc (b)	58,232	4,234,049
Arcturus Therapeutics Holdings Inc (b)(c)	34,766	236,061
Arcus Biosciences Inc (b)	115,539	3,015,568
Arcutis Biotherapeutics Inc (b)	154,752	4,743,149
Ardelyx Inc (b)	335,290	1,944,682
Armata Pharmaceuticals Inc (b)	14,487	106,190
ArriVent Biopharma Inc (b)	42,710	979,767
Arrowhead Pharmaceuticals Inc (b)	195,178	10,285,881
ARS Pharmaceuticals Inc (b)(c)	94,614	902,618
Assembly Biosciences Inc (b)	16,917	639,293
Astria Therapeutics Inc (b)	67,576	854,836
Atara Biotherapeutics Inc (b)	7,520	113,552
Atossa Therapeutics Inc (b)	158,937	123,574
aTyr Pharma Inc (b)(c)	124,335	97,043
Aura Biosciences Inc (b)	77,512	511,579
Avalo Therapeutics Inc (b)	13,662	259,578
Avidity Biosciences Inc (b)	190,272	13,642,502
Avita Medical Inc (b)(c)	36,843	136,319
Azitra Inc (b)	2,674	1,008
Beam Therapeutics Inc (b)	136,764	3,464,232
Beyondspring Inc (b)(c)	41,653	88,304
Bicara Therapeutics Inc (b)	46,030	854,317
bioAffinity Technologies Inc (b)(c)	700	1,050
BioAtla Inc (b)(c)	72,832	65,840
BioCardia Inc (b)	5,980	8,611
BioCryst Pharmaceuticals Inc (b)	291,873	2,095,648
Biogen Inc (b)	206,185	37,544,227
Biohaven Ltd (b)	155,369	1,558,351
BioMarin Pharmaceutical Inc (b)	270,261	15,115,698
Biomea Fusion Inc (b)	58,475	63,738
BioRestorative Therapies Inc (b)	8,558	9,243
BioVie Inc (b)	5,995	8,993
Bioxcel Therapeutics Inc (b)	16,708	37,593
Black Diamond Therapeutics Inc (b)	62,408	238,399
Bolt Biotherapeutics Inc (b)	1,699	8,631
Bone Biologics Corp (b)	625	950
Boundless Bio Inc (b)	8,287	9,696
Bridgebio Pharma Inc (b)	237,231	17,083,004
C4 Therapeutics Inc (b)	81,699	221,404
Cabaletta Bio Inc (b)(c)	125,440	322,381
Calidi Biotherapeutics Inc (b)	3,660	5,527
CAMP4 Therapeutics Corp (b)(c)	10,499	39,896
Candel Therapeutics Inc (b)(c)	51,683	246,528
Capricor Therapeutics Inc (b)(c)	58,829	314,735
Cardiff Oncology Inc (b)(c)	87,185	198,782
Cardio Diagnostics Holdings Inc (b)(c)	1,867	5,377
CareDx Inc (b)	75,997	1,358,066
Caribou Biosciences Inc (b)	122,169	237,008
Carisma Therapeutics Inc rights (b)(d)	236,808	1
Cartesian Therapeutics Inc (b)(c)	13,543	101,437
Cartesian Therapeutics Inc rights (b)(d)	145,588	42,221
Catalyst Pharmaceuticals Inc (b)	161,813	3,788,042
CEL-SCI Corp (b)	8,934	68,524
Celcuity Inc (b)	46,125	4,665,083
Celldex Therapeutics Inc (b)	92,837	2,508,456
Cellectar Biosciences Inc (b)(c)	2,164	7,639
Celularity Inc Class A (b)	18,246	35,945
Century Therapeutics Inc (b)	47,577	25,944
CervoMed Inc (b)(c)	7,734	76,876
CG oncology Inc (b)	90,249	4,046,765
Chinook Therapeutics Inc rights (b)(d)	8,006	0
Cibus Inc Class A (b)(c)	32,980	44,853
Cidara Therapeutics Inc (b)	25,426	5,590,669
Citius Oncology Inc Class A (b)	14,511	19,880
Clene Inc (b)	9,675	100,233
Climb Bio Inc (b)	36,884	69,711
Coeptis Therapeutics Holdings Inc (b)	5,168	96,797
Cogent Biosciences Inc (b)	209,004	8,406,141
Coherus Oncology Inc (b)(c)	162,772	221,370
Compass Therapeutics Inc (b)	213,442	1,237,964
Corbus Pharmaceuticals Holdings Inc (b)	17,079	197,092
Corvus Pharmaceuticals Inc (b)(c)	88,595	812,416
Coya Therapeutics Inc (b)	19,995	130,167
Creative Medical Technology Holdings Inc (b)(c)	3,969	10,835
Crescent Biopharma Inc (b)	9,429	141,906
Cue Biopharma Inc (b)	105,966	66,759
Cullinan Therapeutics Inc (b)	73,890	840,129
Curis Inc (b)	13,165	18,036
Cyclerion Therapeutics Inc (b)	3,367	5,320
Cypherpunk Technologies Inc (b)	51,693	79,090
Cyteir Therapeutics Inc (b)(d)	28,186	0
Cytokinetics Inc (b)	169,001	11,514,038
CytomX Therapeutics Inc (b)	185,633	794,509
Day One Biopharmaceuticals Inc (b)	105,539	1,001,565
Denali Therapeutics Inc (b)	194,725	3,791,296
Dermata Therapeutics Inc (b)(c)	1,106	3,473
Design Therapeutics Inc (b)	41,286	387,676
DiaMedica Therapeutics Inc (b)(c)	40,595	350,335
Dianthus Therapeutics Inc (b)	37,276	1,639,399
Dianthus Therapeutics Inc rights (b)(d)	47,835	0
Disc Medicine Inc (b)	43,960	4,104,106
Dogwood Therapeutics Inc (b)(c)	2,581	16,906
Dogwood Therapeutics Inc (CVR) (b)(d)	1,051	0
Dyadic International Inc (b)	29,080	27,536
Dynavax Technologies Corp (b)	141,117	1,604,500
Dyne Therapeutics Inc (b)	172,664	3,781,342
Edesa Biotech Inc (b)	5,229	9,098
Editas Medicine Inc (b)	122,029	294,090
Eledon Pharmaceuticals Inc (b)	83,470	136,056
Elicio Therapeutics Inc (b)(c)	15,172	142,010
Elutia Inc (b)	31,175	19,079
Emergent BioSolutions Inc (b)	75,702	845,591
Enanta Pharmaceuticals Inc (b)	27,999	395,346
Ensysce Biosciences Inc (b)	1,659	2,986
Entero Therapeutics Inc (b)(c)	2,215	6,623
Entrada Therapeutics Inc (b)	32,471	333,477
Equillium Inc (b)	37,678	34,001
Erasca Inc (b)	300,765	953,425
Ernexa Therapeutics Inc (b)(c)	3,193	4,311
Estrella Immunopharma Inc (b)(c)	12,628	26,645
Ethzilla Corp (b)(c)	20,449	218,395
Exact Sciences Corp (b)	265,816	26,924,503
Exagen Inc (b)	20,650	163,135
Exelixis Inc (b)	378,820	16,732,479
Exicure Inc (b)	3,639	15,211
eXoZymes Inc (b)	2,707	42,960
Fate Therapeutics Inc (b)	131,415	149,813
Fibrobiologics Inc (b)	37,231	10,201
FibroGen Inc (b)	5,744	50,547
Foghorn Therapeutics Inc (b)	48,385	229,829
Forte Biosciences Inc (b)	15,060	279,514
Fortress Biotech Inc (b)(c)	30,040	84,713
Gain Therapeutics Inc (b)	42,872	150,052
Galectin Therapeutics Inc (b)(c)	71,112	407,472
Genelux Corp (b)(c)	49,372	274,508
Generation Bio CO (b)	6,373	33,968
Genprex Inc (b)(c)	337	998
GeoVax Labs Inc (b)(c)	21,394	8,795
Geron Corp (b)	776,068	915,760
Gilead Sciences Inc	1,742,841	219,319,111
Gossamer Bio Inc (b)	277,800	927,852
GRAIL Inc (b)	38,247	4,222,086
Greenwich Lifesciences Inc (b)(c)	8,088	70,608
GRI Bio Inc (b)(c)	2,716	5,432
GT Biopharma Inc (b)(c)	3,559	2,812
Gyre Therapeutics Inc (b)(c)	27,980	216,845
Gyre Therapeutics Inc rights (b)(d)	34,507	0
Halozyme Therapeutics Inc (b)	163,977	11,707,958
HCW Biologics Inc (b)	1,488	3,155
Heron Therapeutics Inc (b)(c)	201,739	234,017
HilleVax Inc rights (b)(d)	43,802	0
Humacyte Inc Class A (b)(c)	177,097	239,081
iBio Inc (b)(c)	21,410	26,334
Ideaya Biosciences Inc (b)	122,487	4,362,987
Immix Biopharma Inc (b)(c)	22,200	94,350
ImmuCell Corp (b)	9,429	45,636
Immuneering Corp (b)	64,860	496,828
Immunic Inc (b)	128,714	91,632
ImmunityBio Inc (b)(c)	420,284	991,870
Immunome Inc (b)(c)	112,213	2,066,963
Immunovant Inc (b)	93,457	2,256,987
Imunon Inc	1,733	7,140
IN8bio Inc (b)	2,595	5,138
Incyte Corp (b)	230,738	24,102,891
Indaptus Therapeutics Inc (b)	506	1,128
Inhibikase Therapeutics Inc (b)	54,619	83,021
Inhibrx Biosciences Inc (b)	13,510	1,136,461
Inmune Bio Inc (b)	21,612	37,605
Inovio Pharmaceuticals Inc (b)(c)	62,482	128,713
Insight Molecular Diagnostics Inc (b)	29,276	179,755
Insmed Inc (b)	296,876	61,681,927
Instil Bio Inc (b)(c)	5,377	68,611
Intellia Therapeutics Inc (b)(c)	149,375	1,342,881
Intensity Therapeutics Inc (b)	61,698	24,636
Invivyd Inc (b)	82,794	201,189
Ionis Pharmaceuticals Inc (b)	224,577	18,579,255
Iovance Biotherapeutics Inc (b)(c)	435,984	1,076,880
Ironwood Pharmaceuticals Inc Class A (b)	197,821	692,374
Jade Biosciences Inc	31,969	409,843
Janux Therapeutics Inc (b)	66,607	2,270,633
Jasper Therapeutics Inc Class A (b)	16,228	29,860
Kairos Pharma Ltd (b)	7,599	6,335
KALA BIO Inc (b)(c)	7,645	7,386
Kalaris Therapeutics Inc (b)	8,859	55,280
KalVista Pharmaceuticals Inc (b)(c)	51,971	752,020
Karyopharm Therapeutics Inc (b)	12,315	69,210
Keros Therapeutics Inc (b)	48,566	848,934
Kezar Life Sciences Inc (b)	8,115	50,313
Kineta Inc rights (b)(d)	24,450	0
Klotho Neurosciences Inc (b)	42,383	20,140
Kodiak Sciences Inc (b)	45,402	1,043,338
Korro Bio Inc (b)	8,923	50,862
Korro Bio Inc rights (b)(d)	44,231	0
Krystal Biotech Inc (b)	36,016	7,851,488
Kura Oncology Inc (b)	120,579	1,463,829
Kymera Therapeutics Inc (b)	74,623	5,065,409
Kyverna Therapeutics Inc (b)	31,508	241,666
Lantern Pharma Inc (b)	11,259	40,758
Larimar Therapeutics Inc (b)	56,072	198,495
Lexeo Therapeutics Inc (b)	55,312	545,376
Liminatus Pharma Inc	6,202	6,450
Lineage Cell Therapeutics Inc (b)(c)	316,758	557,494
Lisata Therapeutics Inc (b)	9,230	19,383
Lite Strategy Inc (b)	35,486	67,069
Lixte Biotechnology Holdings Inc (b)	5,335	22,780
Longeveron Inc (b)(c)	20,397	13,537
Lunai Bioworks Inc (b)(c)	12,891	15,211
Lyell Immunopharma Inc (b)	17,293	415,032
MacroGenics Inc (b)	89,040	136,231
Madrigal Pharmaceuticals Inc (b)	25,696	15,339,998
MAIA Biotechnology Inc (b)	34,511	40,723
MannKind Corp (b)	425,938	2,278,768
Marker Therapeutics Inc (b)	13,218	16,390
Matinas BioPharma Holdings Inc (b)	7,186	5,390
MediciNova Inc (b)	65,153	94,472
MediPacific Inc Class A rights (b)(d)	30,820	0
Merrimack Pharmaceuticals Inc (b)(d)	19,085	0
Mersana Therapeutics Inc (b)	5,549	152,209
Metagenomi Inc (b)	36,088	63,154
MetaVia Inc (b)(c)	5,134	3,994
MetaVia Inc rights (b)(d)	159	0
MiMedx Group Inc (b)	165,160	1,136,301
Mineralys Therapeutics Inc (b)	75,075	3,237,234
Minerva Neurosciences Inc (b)	6,737	28,161
MiNK Therapeutics Inc (b)	1,389	14,640
Mirum Pharmaceuticals Inc (b)	60,086	4,389,282
Moderna Inc (b)	484,617	12,590,350
Moleculin Biotech Inc (b)(c)	33,530	9,144
Monopar Therapeutics Inc (b)	5,245	452,014
Monte Rosa Therapeutics Inc (b)	68,581	1,108,955
Mural Oncology PLC (b)	22,662	46,004
Mustang Bio Inc (b)	4,184	5,983
Myriad Genetics Inc (b)	128,808	982,805
NanoViricides Inc (b)	21,808	26,606
Natera Inc (b)	192,828	46,049,255
NeuBase Therapeutics Inc (b)(d)	1,425	338
Neuphoria Therapeutics Inc (c)	1,707	7,716
Neurocrine Biosciences Inc (b)	139,484	21,223,885
Neurogene Inc (b)	13,885	292,696
Neurogene Inc rights (b)(d)	7,393	0
NextCure Inc (b)	2,550	35,930
Nkarta Inc (b)	66,588	125,851
Novavax Inc (b)(c)	226,796	1,598,912
Nurix Therapeutics Inc (b)	132,897	2,349,619
Nuvalent Inc Class A (b)	72,252	7,900,756
Nuvectis Pharma Inc (b)(c)	21,572	134,609
Ocugen Inc (b)(c)	426,526	528,892
Olema Pharmaceuticals Inc (b)	59,594	1,687,702
OmniAb Operations Inc (b)(d)	7,074	2,830
OmniAb Operations Inc (b)(d)	7,074	2,263
Oncternal Therapeutics Inc (b)(d)	3,304	0
Oncternal Therapeutics Inc rights (b)(d)	780	0
OnKure Therapeutics Inc Class A (b)	11,068	33,315
Opus Genetics Inc (b)	68,321	145,524
Opus Genetics Inc rights (b)(d)	259	0
Organogenesis Holdings Inc Class A (b)	102,765	532,323
ORIC Pharmaceuticals Inc (b)(c)	110,037	1,307,240
Oruka Therapeutics Inc (b)	41,993	1,263,989
OS Therapies Inc (b)	29,214	52,293
OSR Holdings Inc (b)(c)	6,773	5,042
Outlook Therapeutics Inc (b)(c)	35,496	63,538
Ovid therapeutics Inc (b)	82,602	147,032
Palisade Bio Inc (b)	9,342	19,712
Palisade Bio Inc rights (b)(d)	122	0
Palvella Therapeutics Inc (b)	10,479	1,077,136
Palvella Therapeutics Inc rights (b)(d)	1,712	0
Pasithea Therapeutics Corp (b)(c)	7,969	11,714
Passage Bio Inc (b)	3,556	31,399
PDL BioPharma Inc (b)(d)	91,243	0
PDS Biotechnology Corp (b)(c)	61,343	47,295
Pelthos Therapeutics Inc (b)	1,686	47,882
PepGen Inc (b)	24,674	158,901
Perspective Therapeutics Inc (b)	80,633	189,488
PharmaCyte Biotech Inc (b)(c)	12,896	10,006
Phio Pharmaceuticals Corp (b)(c)	5,705	7,188
Plus Therapeutics Inc (b)(c)	134,323	81,937
PMV Pharmaceuticals Inc (b)	59,924	79,100
Praxis Precision Medicines Inc (b)	31,604	6,208,922
Precigen Inc (b)(c)	214,627	822,021
Precision BioSciences Inc (b)	14,267	77,612
Prelude Therapeutics Inc (b)	25,821	43,379
Prime Medicine Inc (b)	90,711	346,516
ProKidney Corp Class A (b)(c)	137,768	305,845
Protagenic Therapeutics Inc (b)	678	1,444
Protagonist Therapeutics Inc (b)	81,756	7,358,040
Protara Therapeutics Inc (b)	48,513	358,026
PTC Therapeutics Inc (b)	111,231	9,564,754
Puma Biotechnology Inc (b)	52,319	264,211
Pyxis Oncology Inc (b)	75,417	391,414
Q32 Bio Inc (b)	11,678	25,575
Q32 Bio Inc rights (b)(d)	47,190	0
Quince Therapeutics Inc (b)	50,690	185,019
Rallybio Corp (b)	30,104	19,601
RAPT Therapeutics Inc (b)	24,022	811,944
Recursion Pharmaceuticals Inc Class A (b)(c)	595,105	2,755,336
Regeneron Pharmaceuticals Inc	143,133	111,670,935
REGENXBIO Inc (b)	64,381	862,062
Rein Therapeutics Inc (b)	27,869	43,754
Relay Therapeutics Inc (b)	185,989	1,473,033
RenovoRx Inc (b)	49,555	45,462
Replimune Group Inc (b)(c)	100,140	1,001,400
Revolution Medicines Inc (b)	247,742	19,264,418
Rezolute Inc (b)	111,389	1,082,701
Rhythm Pharmaceuticals Inc (b)	85,424	9,318,904
Rigel Pharmaceuticals Inc (b)	24,964	1,260,432
Rocket Pharmaceuticals Inc (b)	121,474	415,441
Roivant Sciences Ltd (b)	607,830	12,648,942
SAB Biotherapeutics Inc (b)	10,619	41,945
Sagimet Biosciences Inc Class A (b)(c)	36,472	263,328
Salarius Pharmaceuticals Inc (b)	312	293
Sana Biotechnology Inc (b)	212,502	913,759
Sangamo Therapeutics Inc (b)	402,740	185,663
Sarepta Therapeutics Inc (b)	137,741	2,939,393
Savara Inc (b)	164,048	1,031,862
Scholar Rock Holding Corp (b)	112,725	4,966,664
SELLAS Life Sciences Group Inc (b)(c)	139,388	225,809
Sensei Biotherapeutics Inc (b)	1,253	10,625
Senti Biosciences Inc Class A (b)	18,801	41,926
Sera Prognostics Inc Class A (b)	38,855	129,387
Seres Therapeutics Inc (b)	10,143	182,473
Serina Therapeutics Inc (b)(c)	4,739	20,188
Shattuck Labs Inc (b)	58,577	123,012
Silo Pharma Inc (b)	8,423	3,934
Sionna Therapeutics Inc (b)	19,525	850,704
Skye Bioscience Inc (b)(c)	24,379	31,936
Soleno Therapeutics Inc (b)	67,458	3,403,256
Solid Biosciences Inc (b)	67,951	368,974
Soligenix Inc (b)	4,204	6,684
Sonnet BioTherapeutics Holdings Inc (b)(c)	8,641	32,145
Spectrum Pharmaceuticals Inc rights (b)(d)	247,249	1
Spero Therapeutics Inc (b)	61,168	146,803
Spyre Therapeutics Inc (b)	92,715	2,781,450
Spyre Therapeutics Inc rights (b)(d)	74,199	0
Stoke Therapeutics Inc (b)	69,874	2,159,805
Summit Therapeutics Inc (b)(c)	207,469	3,711,620
Surface Oncology Inc rights (b)(d)	58,553	0
Surrozen Inc Class A (b)	8,127	134,746
Sutro Biopharma Inc (b)	108,125	99,410
Syndax Pharmaceuticals Inc (b)	120,454	2,387,398
Synlogic Inc (b)	9,537	13,924
Tango Therapeutics Inc (b)(c)	116,146	1,267,153
Taysha Gene Therapies Inc (b)	311,960	1,478,690
Tectonic Therapeutic Inc (b)(c)	14,801	317,333
Tectonic Therapeutic Inc rights (b)(d)	4,005	0
Tempest Therapeutics Inc (b)(c)	4,421	14,147
Tenax Therapeutics Inc (b)	4,712	44,434
Tenaya Therapeutics Inc (b)	144,579	202,411
Tevogen Bio Holdings Inc Class A (b)	15,004	6,620
TG Therapeutics Inc (b)(c)	190,061	6,321,429
Tharimmune Inc (b)	4,896	12,730
Theriva Biologics Inc (b)(c)	3,363	908
Tonix Pharmaceuticals Holding Corp (b)(c)	12,134	193,780
TransCode Therapeutics Inc (b)	1,180	11,021
TransCode Therapeutics Inc rights (b)(d)	1,180	0
Travere Therapeutics Inc (b)	124,275	4,400,578
TriSalus Life Sciences Inc Class A (b)	50,746	348,625
TScan Therapeutics Inc (b)	72,914	80,935
Twist Bioscience Corp (b)	83,886	2,685,191
Tyra Biosciences Inc (b)	34,732	783,554
Ultragenyx Pharmaceutical Inc (b)	136,212	4,733,367
Unicycive Therapeutics Inc (b)	16,057	103,889
United Therapeutics Corp (b)	63,508	30,864,888
United Therapeutics Corp rights (b)(d)	29,360	0
Upstream Bio Inc (b)	48,943	1,399,770
Vanda Pharmaceuticals Inc (b)	81,752	438,191
Vaxcyte Inc (b)	163,641	8,118,230
Vera Therapeutics Inc Class A (b)	80,561	2,718,934
Veracyte Inc (b)	110,194	5,216,584
Verastem Inc (b)	79,913	850,274
Vericel Corp (b)	70,358	2,831,910
Vertex Pharmaceuticals Inc (b)	360,222	156,195,861
Viking Therapeutics Inc (b)(c)	157,135	5,784,139
Vir Biotechnology Inc (b)	129,047	828,482
Viridian Therapeutics Inc (b)	115,974	3,706,529
Viridian Therapeutics Inc rights (b)(d)	33,262	0
Vistagen Therapeutics Inc (b)	35,527	174,082
VivoSim Labs Inc (b)	1,794	4,019
Vor BioPharma Inc (b)	3,137	26,131
Voyager Therapeutics Inc (b)	63,841	261,110
vTv Therapeutics Inc Class A (b)(c)	1,657	44,109
Werewolf Therapeutics Inc (b)	42,628	42,628
Whitehawk Therapeutics Inc (b)	61,386	143,643
X4 Pharmaceuticals Inc (b)	11,632	42,340
XBiotech Inc (b)	27,507	62,441
Xencor Inc (b)	99,316	1,720,153
Xenetic Biosciences Inc (b)	1,388	3,650
Xilio Therapeutics Inc (b)(c)	49,584	37,411
XOMA Royalty Corp (b)	14,562	467,877
Zenas Biopharma Inc (b)	32,388	1,257,626
Zentalis Pharmaceuticals Inc (b)	79,274	113,362
		2,162,178,376
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	2,444,083	315,042,299
Accuray Inc Del (b)	145,469	157,107
Acme United Corp	4,621	170,977
Adagio Medical Holdings Inc (b)(c)	5,179	4,154
Aethlon Medical Inc (b)	241	1,070
Align Technology Inc (b)	94,930	13,972,747
Alphatec Holdings Inc (b)	159,872	3,605,114
AngioDynamics Inc (b)	56,510	700,724
Anteris Technologies Global Corp	43,374	177,833
Apyx Medical Corp (b)	44,260	177,483
Artivion Inc (b)	57,507	2,683,277
AtriCure Inc (b)	69,254	2,501,454
Autonomix Medical Inc (b)(c)	2,240	2,397
Avanos Medical Inc (b)	64,400	756,056
Avinger Inc (b)(d)	2,859	0
Axogen Inc (b)	64,059	1,835,290
Baxter International Inc	723,286	13,554,380
Becton Dickinson & Co	402,747	78,140,973
Beta Bionics Inc	55,870	1,750,966
Beyond Air Inc (b)(c)	4,659	6,290
Biomerica Inc (b)	3,489	8,269
Bioventus Inc (b)	61,587	467,445
Bluejay Diagnostics Inc (b)(c)	735	978
Boston Scientific Corp (b)	2,080,473	211,334,447
Butterfly Network Inc Class A (b)(c)	283,631	879,256
CapsoVision Inc	4,637	25,921
Carlsmed Inc	8,440	137,403
Catheter Precision Inc (b)(c)	557	1,181
Ceribell Inc (b)	32,586	552,984
Cerus Corp (b)	266,124	468,378
ClearPoint Neuro Inc (b)	39,207	566,933
Co-Diagnostics Inc (b)	39,148	14,508
CONMED Corp	43,956	1,908,570
Cooper Cos Inc/The (b)	279,687	21,796,008
CVRx Inc (b)	24,073	236,156
CytoSorbents Corp (b)(c)	70,972	57,573
CytoSorbents Corp A warrants 12/31/2029 (b)(d)	38,712	0
Delcath Systems Inc (b)(c)	40,299	390,900
DENTSPLY SIRONA Inc	282,186	3,199,989
Dexcom Inc (b)	550,307	34,927,985
Edwards Lifesciences Corp (b)	824,711	71,477,702
Ekso Bionics Holdings Inc (b)	2,639	12,482
ElectroCore Inc (b)	8,166	41,238
ElectroCore Inc rights (b)(d)	2,019	0
Electromed Inc (b)	9,358	250,514
Embecta Corp	81,867	1,044,214
ENDRA Life Sciences Inc (b)(c)	690	4,078
Enovis Corp (b)	80,854	2,447,451
Envista Holdings Corp (b)	236,842	4,949,998
Envoy Medical Inc Class A (b)(c)	9,994	8,387
enVVeno Medical Corp (b)(c)	24,642	9,450
Femasys Inc (b)(c)	38,330	38,713
FONAR Corp (b)	8,663	121,542
Fractyl Health Inc (b)	38,929	61,119
GE HealthCare Technologies Inc	640,881	51,264,071
Glaukos Corp (b)	80,436	8,549,542
Globus Medical Inc Class A (b)	158,368	14,417,823
Haemonetics Corp (b)	67,634	5,502,026
HeartBeam inc (b)(c)	38,507	29,650
HeartSciences Inc (b)	1,342	3,503
Hologic Inc (b)	312,207	23,406,159
Hyperfine Inc Class A (b)	89,395	95,653
ICU Medical Inc (b)	34,511	5,122,813
IDEXX Laboratories Inc (b)	112,381	84,609,407
Innovative Eyewear Inc (b)(c)	1,457	2,171
Inogen Inc (b)	37,544	265,812
Inspire Medical Systems Inc (b)	37,946	4,720,862
Insulet Corp (b)	98,789	32,322,773
Integer Holdings Corp (b)	49,008	3,537,397
Integra LifeSciences Holdings Corp (b)	93,502	1,226,746
Intelligent Bio Solutions Inc (b)(c)	8,942	6,027
Intuitive Surgical Inc (b)	503,438	288,711,624
iRadimed Corp	11,201	1,044,157
iRhythm Technologies Inc (b)	45,177	8,493,728
IRIDEX Corp (b)	16,874	16,361
Kestra Medical Technologies Ltd	17,244	465,243
Kewaunee Scientific Corp (b)	2,917	112,159
KORU Medical Systems Inc (b)	61,165	362,097
Lantheus Holdings Inc (b)	96,302	5,669,299
LeMaitre Vascular Inc	29,066	2,411,025
LENSAR Inc (b)	13,230	134,681
LivaNova PLC (b)	76,283	4,867,618
Lucid Diagnostics Inc (b)	103,028	109,210
Masimo Corp (b)	64,996	9,257,380
Medtronic PLC	1,799,082	189,497,307
Merit Medical Systems Inc (b)	83,613	7,240,050
Microbot Medical Inc (b)(c)	60,696	146,884
Milestone Scientific Inc (b)	72,271	22,693
Modular Medical Inc (b)	59,284	23,376
Myomo Inc (b)	34,932	31,089
NanoVibronix Inc (b)(c)	586	2,420
Neogen Corp (b)	310,338	1,855,821
Neuraxis Inc (b)	7,044	19,582
Neuronetics Inc (b)(c)	53,949	80,384
NeuroOne Medical Technologies Corp (b)	63,940	44,426
NeuroPace Inc (b)	32,963	539,275
Nexalin Technology Inc (b)	16,612	17,941
Nexgel Inc (b)	8,676	15,617
Novocure Ltd (b)	141,918	1,817,970
Nuwellis Inc (b)	190	464
Omnicell Inc (b)	63,749	2,327,476
OraSure Technologies Inc (b)	104,495	248,698
Orchestra BioMed Holdings Inc (b)	57,348	305,091
Orthofix Medical Inc (b)	54,545	877,629
OrthoPediatrics Corp (b)	23,088	426,897
Outset Medical Inc (b)	24,631	112,317
Owlet Inc Class A (b)	14,848	195,400
PAVmed Inc (b)	14,831	5,471
Penumbra Inc (b)	54,791	16,063,077
Precision Optics Corp Inc/Mass (b)	6,425	30,519
Predictive Oncology Inc (b)(c)	656	4,005
Pro-Dex Inc (b)	3,001	109,356
PROCEPT BioRobotics Corp (b)(c)	77,770	2,463,754
Profusa Inc (b)	16,295	2,759
Pulmonx Corp (b)	56,260	91,141
Pulse Biosciences Inc (b)(c)	28,138	385,210
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	2,579	8,332
QuidelOrtho Corp (b)	94,345	2,580,336
ResMed Inc	205,690	52,621,673
Retractable Technologies Inc (b)	15,739	13,032
Rockwell Medical Inc (b)	42,263	42,064
RxSight Inc (b)	48,844	557,798
Sanara Medtech Inc (b)	4,941	103,366
SANUWAVE Health Inc (b)	9,722	329,770
SeaStar Medical Holding Corp Class A (b)	26,577	8,414
Semler Scientific Inc (b)(c)	18,139	393,979
Senseonics Holdings Inc (b)(c)	52,660	325,439
Sensus Healthcare Inc (b)	18,842	78,948
Sharps Technology Inc (b)(c)	1,530	4,942
Shoulder Innovations Inc	6,405	98,893
SI-BONE Inc (b)	53,646	1,043,951
Sight Sciences Inc (b)	45,234	378,156
SiNtx Technologies Inc (b)(c)	3,375	14,006
Solana Co Class A (b)	1,296	5,378
Solventum Corp (b)	206,972	17,646,433
Spectral AI Inc Class A (b)(c)	23,630	38,044
STAAR Surgical Co (b)	69,297	1,839,142
Stereotaxis Inc (b)	106,311	261,525
STERIS PLC	138,241	36,810,813
Strata Skin Sciences Inc (b)	2,733	4,100
Streamex Corp (b)(c)	39,385	177,233
Stryker Corp	483,095	179,315,202
Tactile Systems Technology Inc (b)	32,472	834,855
Tandem Diabetes Care Inc (b)	93,967	1,974,247
Tela Bio Inc (b)	41,584	47,822
Teleflex Inc	62,662	7,169,786
Tenon Medical Inc (b)(c)	12,082	13,653
Tivic Health Systems Inc (b)	713	1,312
TransMedics Group Inc (b)	48,053	7,030,634
Treace Medical Concepts Inc (b)	63,236	188,443
UFP Technologies Inc (b)	10,779	2,443,492
USBC Inc (b)	6,490	5,257
Utah Medical Products Inc	4,232	238,473
Varex Imaging Corp (b)	57,845	669,267
Venus Concept Inc (b)(c)	557	1,103
Vicarious Surgical Inc Class A (b)	4,380	13,184
Vivani Medical Inc (b)	42,128	57,294
VolitionRX Ltd (b)	115,511	37,160
Xtant Medical Holdings Inc (b)	74,213	43,808
Zimmer Biomet Holdings Inc	278,312	27,140,986
Zynex Inc (b)(c)	21,213	26,728
		1,917,061,952
Health Care Providers & Services - 1.7%
Acadia Healthcare Co Inc (b)	129,059	2,219,815
AdaptHealth Corp (b)	148,445	1,433,979
Addus HomeCare Corp (b)	25,393	3,052,239
agilon health Inc (b)	427,989	278,664
AirSculpt Technologies Inc (b)	21,715	76,654
Alignment Healthcare Inc (b)	203,436	3,908,006
American Shared Hospital Services (b)	4,318	9,240
AMN Healthcare Services Inc (b)	53,529	891,258
Ardent Health Inc (b)(c)	36,525	320,690
Astrana Health Inc (b)	59,677	1,374,958
Aveanna Healthcare Holdings Inc (b)	97,842	913,844
Biodesix Inc (b)	4,911	40,663
BrightSpring Health Services Inc (b)	154,907	5,601,437
Brookdale Senior Living Inc (b)	329,784	3,670,496
Cardinal Health Inc	335,317	71,174,386
Castle Biosciences Inc (b)	40,356	1,612,222
Cencora Inc	272,210	100,426,435
Centene Corp (b)	655,714	25,795,789
Chemed Corp	20,528	9,015,692
Cigna Group/The	375,028	103,987,764
Clover Health Investments Corp Class A (b)(c)	558,255	1,390,055
Community Health Systems Inc (b)	158,781	549,382
Concentra Group Holdings Parent Inc	165,201	3,396,533
CorVel Corp (b)	43,972	3,217,871
Cosmos Health Inc (b)	28,538	18,313
Cross Country Healthcare Inc (b)	43,053	441,724
Cryo-Cell International Inc	6,582	28,303
CVS Health Corp	1,781,554	143,165,679
DaVita Inc (b)	50,369	6,028,162
DocGo Inc Class A (b)	121,480	125,124
Elevance Health Inc	316,440	107,038,994
Encompass Health Corp	141,050	16,392,831
Enhabit Inc (b)	70,586	631,039
Ensign Group Inc/The	80,491	14,934,300
Fulgent Genetics Inc (b)	28,028	829,068
GeneDx Holdings Corp Class A (b)	29,786	4,972,773
Guardant Health Inc (b)	175,097	18,984,017
Guardian Pharmacy Services Inc Class A (b)	26,822	785,348
HCA Healthcare Inc	230,028	116,920,932
HealthEquity Inc (b)	121,258	12,753,916
Henry Schein Inc (b)	145,323	10,836,736
Hims & Hers Health Inc Class A (b)(c)	290,268	11,541,056
Hinge Health Inc Class A (b)	21,430	1,048,141
Humana Inc	169,024	41,541,028
Infusystem Holdings Inc (b)	29,252	271,459
Innovage Holding Corp (b)	30,621	161,679
Inspire Veterinary Partners Inc Class A (b)(c)	2,257	279
Joint Corp/The (b)	21,386	180,070
Kindly MD Inc (b)	532,951	266,476
Labcorp Holdings Inc	116,715	31,370,658
LifeStance Health Group Inc (b)	250,966	1,631,279
McKesson Corp	174,668	153,903,468
Molina Healthcare Inc (b)	76,298	11,311,941
MSP Recovery Inc Class A (b)	388	135
National HealthCare Corp	17,320	2,360,543
National Research Corp Class A	20,267	344,336
NeoGenomics Inc (b)	179,989	2,177,867
Nutex Health Inc (b)	5,007	576,356
Omada Health Inc (c)	11,782	220,677
Oncology Institute Inc/The (b)	88,907	279,168
OPKO Health Inc (b)	630,742	857,809
Option Care Health Inc (b)	230,389	7,165,098
Owens & Minor Inc (b)	102,757	279,499
P3 Health Partners Inc Class A (b)	2,437	13,160
PACS Group Inc (b)	60,197	2,011,182
Pediatrix Medical Group Inc (b)	118,678	2,858,953
Pennant Group Inc/The (b)	48,128	1,333,146
Precipio Inc (b)	1,882	46,410
Privia Health Group Inc (b)	160,027	3,899,858
Progyny Inc (b)	111,076	2,929,074
Quest Diagnostics Inc	156,916	29,685,369
RadNet Inc (b)	97,232	8,049,837
SBC Medical Group Holdings Inc (b)	10,202	36,421
Select Medical Holdings Corp	152,695	2,365,246
Sonida Senior Living Inc (b)	13,352	432,605
Strata Critical Medical Inc (b)(c)	88,570	384,394
Surgery Partners Inc (b)	105,511	1,801,073
Talkspace Inc Class A (b)	194,515	657,461
Tenet Healthcare Corp (b)	124,032	26,895,099
UnitedHealth Group Inc	1,271,969	419,457,217
Universal Health Services Inc Class B	79,233	19,303,536
US Physical Therapy Inc (c)	21,515	1,588,883
Viemed Healthcare Inc (b)	47,796	330,270
Vivos Therapeutics Inc (b)	8,350	18,871
Wellgistics Health Inc (b)	37,674	22,608
		1,590,855,026
Health Care Technology - 0.0%
Aclarion Inc (b)	477	3,024
American Well Corp (b)	19,644	83,094
Bullfrog AI Holdings Inc (b)(c)	7,178	7,178
CareCloud Inc (b)	50,506	156,569
Certara Inc (b)(c)	171,245	1,568,604
Claritev Corp Class A (b)(c)	10,488	567,086
DarioHealth Corp (b)(c)	2,733	32,632
Definitive Healthcare Corp Class A (b)	68,827	195,469
Doximity Inc Class A (b)	192,491	9,901,737
Evolent Health Inc Class A (b)	163,263	685,705
Firefly Neuroscience Inc (b)(c)	15,355	26,564
Forian Inc (b)	22,149	46,513
GoodRx Holdings Inc Class A (b)(c)	122,978	345,568
Health Catalyst Inc (b)	97,156	290,496
Healthcare Triangle Inc (b)(c)	7,091	15,884
HealthStream Inc	33,512	842,827
HeartFlow Inc	24,080	776,580
iSpecimen Inc (b)(c)	5,088	2,137
LifeMD Inc (b)	57,118	218,762
OptimizeRx Corp (b)	22,658	345,988
Phreesia Inc (b)	78,862	1,615,882
Schrodinger Inc/United States (b)	77,973	1,369,206
Scienture Holdings Inc (b)	11,577	6,936
Simulations Plus Inc (b)	22,794	387,498
Teladoc Health Inc (b)	248,964	1,889,637
TruBridge Inc (b)	15,562	341,742
Veeva Systems Inc Class A (b)	211,067	50,717,289
VSee Health Inc (b)	8,385	4,696
Waystar Holding Corp (b)	161,028	5,943,543
		78,388,846
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	159,125	2,993,141
Adaptive Biotechnologies Corp (b)	163,397	3,212,385
Agilent Technologies Inc	399,181	61,274,284
Alpha Teknova Inc (b)	18,602	87,057
Atlantic International Corp (b)	19,984	40,867
Avantor Inc (b)	960,669	11,268,647
Azenta Inc (b)	58,011	2,062,871
Bio-Rad Laboratories Inc Class A (b)	25,652	8,333,309
Bio-Techne Corp	221,112	14,263,935
BioLife Solutions Inc (b)	53,608	1,420,612
Bionano Genomics Inc (b)	4,683	8,663
BNB Plus Corp (b)	1,130	2,937
Bruker Corp	155,405	7,585,318
Champions Oncology Inc (b)	8,417	55,047
Charles River Laboratories International Inc (b)	69,087	12,307,158
Codexis Inc (b)	114,987	198,928
CryoPort Inc (b)	70,061	673,987
Cytek Biosciences Inc (b)	150,251	848,918
Danaher Corp	894,936	202,953,586
Fortrea Holdings Inc (b)	126,494	1,607,739
Ginkgo Bioworks Holdings Inc Class A (b)(c)	57,961	537,878
Harvard Bioscience Inc (b)	55,562	42,283
Illumina Inc (b)	215,830	28,370,854
Inotiv Inc (b)(c)	43,163	39,952
IQVIA Holdings Inc (b)	238,881	54,945,019
Lifecore Biomedical Inc (b)	51,120	403,848
Maravai LifeSciences Holdings Inc Class A (b)	168,577	610,249
MaxCyte Inc (b)	149,166	262,532
Medpace Holdings Inc (b)	31,152	18,456,314
Mesa Laboratories Inc	7,559	606,232
Mettler-Toledo International Inc (b)	28,907	42,687,545
Nautilus Biotechnology Inc Class A (b)	64,093	144,209
Niagen Bioscience Inc (b)	77,366	523,768
OmniAb Inc (b)	137,435	248,757
Pacific Biosciences of California Inc (b)	414,332	961,250
Personalis Inc (b)(c)	77,342	829,880
Quanterix Corp (b)	58,099	421,799
Quantum-Si Inc Class A (b)	231,426	326,311
Rapid Micro Biosystems Inc Class A (b)	24,967	104,612
Repligen Corp (b)	74,297	12,706,273
Revvity Inc (c)	163,869	17,109,562
Seer Inc Class A (b)	55,361	106,293
Sotera Health Co (b)	290,122	5,071,333
Standard BioTools Inc (b)	428,960	643,440
Tempus AI Inc Class A (b)(c)	139,920	10,903,966
Thermo Fisher Scientific Inc	530,262	313,294,697
Waters Corp (b)	83,576	33,716,230
West Pharmaceutical Services Inc	100,996	28,001,141
		903,275,616
Pharmaceuticals - 3.1%
60 Degrees Pharmaceuticals Inc (b)	2,236	2,415
Aardvark Therapeutics Inc (c)	16,604	165,708
Aclaris Therapeutics Inc (b)	151,228	427,975
Adial Pharmaceuticals Inc (b)(c)	9,158	2,872
Alto Neuroscience Inc (b)	33,509	464,100
Alumis Inc (b)	83,856	643,176
Amneal Intermediate Inc Class A (b)	237,807	2,977,344
Amphastar Pharmaceuticals Inc (b)	51,435	1,424,750
Amylyx Pharmaceuticals Inc (b)	113,235	1,696,260
AN2 Therapeutics Inc (b)	30,268	32,992
Anebulo Pharmaceuticals Inc (b)	21,355	50,077
ANI Pharmaceuticals Inc (b)	24,008	2,037,079
ANI Pharmaceuticals Inc rights (b)(d)	60,493	0
Aquestive Therapeutics Inc (b)(c)	122,763	759,903
Arvinas Inc (b)	101,345	1,275,427
Aspire Biopharma Holdings Inc Class A (b)	43,781	4,628
Assertio Holdings Inc (b)(c)	129,012	94,824
Atea Pharmaceuticals Inc (b)	107,781	334,121
Athira Pharma Inc (b)	3,932	17,183
Avadel Pharmaceuticals PLC Class A (b)	135,321	2,908,048
Axsome Therapeutics Inc (b)	58,561	8,871,992
Aytu BioPharma Inc (b)	8,054	17,477
BioAge Labs Inc (b)	39,452	374,399
Biofrontera Inc (b)	7,488	6,208
Biote Corp Class A (b)	31,938	86,392
Bristol-Myers Squibb Co	2,859,782	140,701,274
Cadrenal Therapeutics Inc (b)	1,849	17,140
CalciMedica Inc (b)	12,421	53,038
Cassava Sciences Inc (b)	64,295	208,959
Cingulate Inc (b)(c)	5,917	22,070
Citius Pharmaceuticals Inc (b)(c)	16,660	23,990
CNS Pharmaceuticals Inc (b)	555	3,852
Cocrystal Pharma Inc (b)(c)	9,629	10,207
Cognition Therapeutics Inc (b)	89,939	156,494
Collegium Pharmaceutical Inc (b)	44,936	2,097,612
Context Therapeutics Inc (b)	70,420	78,870
Contineum Therapeutics Inc Class A (b)	25,856	286,226
Corcept Therapeutics Inc (b)	132,084	10,487,470
CorMedix Inc (b)(c)	96,946	951,040
Crinetics Pharmaceuticals Inc (b)	131,343	5,983,987
Cumberland Pharmaceuticals Inc (b)	11,411	25,789
Dare Bioscience Inc (b)	11,883	21,865
Edgewise Therapeutics Inc (b)	102,353	2,665,272
Elanco Animal Health Inc (b)	698,976	16,265,172
Eli Lilly & Co	1,116,518	1,200,781,613
Enliven Therapeutics Inc (b)	61,295	1,323,972
Enliven Therapeutics Inc rights (b)(d)	19,688	0
Enveric Biosciences Inc (b)(c)	388	2,231
Esperion Therapeutics Inc (b)	278,750	1,117,788
Eton Pharmaceuticals Inc (b)	33,347	538,554
Evoke Pharma Inc (b)	1,481	16,113
Evolus Inc (b)	88,235	631,763
EyePoint Pharmaceuticals Inc (b)	92,909	1,377,840
Fulcrum Therapeutics Inc (b)	53,350	583,649
Harmony Biosciences Holdings Inc (b)	54,975	1,940,068
Harrow Inc (b)(c)	45,901	1,917,744
Hepion Pharmaceuticals Inc rights (b)(d)	240	0
Hoth Therapeutics Inc (b)	16,979	20,545
Hyperion DeFi Inc (b)(c)	7,663	34,560
IGC Pharma Inc (b)	95,369	30,432
ImageneBio Inc (b)	7,299	50,436
ImageneBio Inc rights (b)(d)	34,658	0
Impact BioMedical Inc (b)	9,371	4,179
Innoviva Inc (b)	84,672	1,839,923
Jaguar Health Inc (b)(c)	635	857
Jazz Pharmaceuticals PLC (b)	85,038	15,011,758
Johnson & Johnson	3,382,037	699,811,096
Journey Medical Corp (b)(c)	16,557	133,615
Jupiter Neurosciences Inc (b)	17,979	22,294
Kiora Pharmaceuticals Inc (b)	3,446	6,892
LENZ Therapeutics Inc (b)(c)	28,668	874,947
Lexicon Pharmaceuticals Inc (b)(c)	258,840	370,141
Ligand Pharmaceuticals Inc (b)	27,948	5,678,475
Lipocine Inc (b)	7,772	26,736
Liquidia Corp (b)(c)	96,212	3,139,398
Lyra Therapeutics Inc (b)	1,260	4,649
Maze Therapeutics Inc	27,626	1,042,882
MBX Biosciences Inc (b)	35,853	1,236,570
Merck & Co Inc	3,507,860	367,728,964
Mind Medicine MindMed Inc (b)	132,314	1,673,772
Mira Pharmaceuticals Inc (b)	16,715	24,738
Nektar Therapeutics (b)	26,838	1,750,106
Neonc Technologies Holdings Inc (b)	15,729	140,775
Neumora Therapeutics Inc (b)	117,412	263,003
NovaBay Pharmaceuticals Inc	7,783	8,483
NRX Pharmaceuticals Inc (b)(c)	19,657	48,160
Nutriband Inc (b)(c)	7,231	35,432
Nuvation Bio Inc Class A (b)	332,888	2,673,091
Ocular Therapeutix Inc (b)	238,159	2,893,632
Omeros Corp (b)(c)	96,955	939,494
Optinose Inc (d)	11,194	0
Organon & Co	364,549	2,810,673
Pacira BioSciences Inc (b)	64,765	1,526,511
Perrigo Co PLC	193,043	2,577,124
Pfizer Inc	7,986,269	205,566,564
Phathom Pharmaceuticals Inc (b)(c)	63,671	994,541
Phibro Animal Health Corp Class A	28,433	1,190,774
Pliant Therapeutics Inc (b)	75,906	122,209
Prestige Consumer Healthcare Inc (b)	69,266	4,124,790
Processa Pharmaceuticals Inc (b)	41,242	10,682
ProPhase Labs Inc (b)	40,383	8,367
Pulmatrix Inc (b)	5,228	24,519
Rafael Holdings Inc Class B (b)	58,483	69,010
Rani Therapeutics Holdings Inc Class A (b)(c)	50,258	80,413
Rapport Therapeutics Inc (b)	38,646	1,148,173
Relmada Therapeutics Inc (b)	42,635	192,284
Reviva Pharmaceuticals Holdings Inc (b)(c)	75,406	42,416
Royalty Pharma PLC Class A	534,290	21,382,286
SCYNEXIS Inc (b)(c)	51,567	35,638
Senestech Inc (b)	4,706	13,694
Septerna Inc (b)	31,317	908,819
SIGA Technologies Inc	56,627	343,160
Sonoma Pharmaceuticals Inc (b)	2,314	7,659
Supernus Pharmaceuticals Inc (b)	78,342	3,571,612
Talphera Inc (b)	22,889	30,442
Tarsus Pharmaceuticals Inc (b)	54,049	4,321,758
Telomir Pharmaceuticals Inc (b)(c)	23,854	31,964
Terns Pharmaceuticals Inc (b)	97,432	2,738,814
TFF Pharmaceuticals Inc (b)(d)	4,807	0
TherapeuticsMD Inc (b)	15,320	26,044
Theravance Biopharma Inc (b)	49,513	1,005,114
Third Harmonic Bio Inc (b)(d)	29,874	0
Traws Pharma Inc (b)(c)	5,859	15,820
Traws Pharma Inc rights (b)(d)	21,108	0
Trevi Therapeutics Inc (b)	140,535	1,853,657
Tvardi Therapeutics Inc (b)(c)	10,907	44,937
Ventyx Biosciences Inc (b)	90,319	903,190
Verrica Pharmaceuticals Inc (b)(c)	9,479	86,259
Veru Inc (b)(c)	18,649	46,250
Viatris Inc	1,637,237	17,502,064
VYNE Therapeutics Inc (b)	17,731	6,834
Vyome Holdings Inc (b)	281	1,430
WaVe Life Sciences Ltd (b)	169,685	1,316,756
Xeris Biopharma Holdings Inc (b)	223,962	1,608,048
Xeris Biopharma Holdings Inc rights (b)(d)	47,594	0
Zevra Therapeutics Inc (b)	77,319	651,799
Zoetis Inc Class A	622,708	79,818,711
		2,881,248,856
TOTAL HEALTH CARE		9,533,008,672

Industrials - 9.3%
Aerospace & Defense - 2.2%
AAR Corp (b)	53,897	4,484,769
AeroVironment Inc (b)	44,766	12,510,306
AerSale Corp (b)	41,182	266,448
Air Industries Group (b)	3,187	9,529
AIRO Group Holdings Inc	9,794	84,718
Archer Aviation Inc Class A (b)(c)	853,589	6,649,458
Astronics Corp (b)	43,238	2,359,498
ATI Inc (b)	193,445	19,499,256
Axon Enterprise Inc (b)	110,304	59,579,603
Boeing Co (b)	1,061,948	200,708,172
BWX Technologies Inc	128,426	22,972,843
Byrna Technologies Inc (b)(c)	25,891	472,511
Cadre Holdings Inc	39,920	1,703,786
Carpenter Technology Corp	69,988	22,293,978
CPI Aerostructures Inc (b)	15,282	42,942
Curtiss-Wright Corp	52,960	29,884,798
Ducommun Inc (b)	19,383	1,777,227
Eve Holding Inc Class A (b)	147,788	582,285
Firefly Aerospace Inc (b)	26,178	463,612
GE Aerospace	1,489,069	444,412,644
General Dynamics Corp	354,407	121,076,063
HEICO Corp	58,540	18,551,911
HEICO Corp Class A	106,151	26,216,113
Hexcel Corp	112,655	8,587,691
Howmet Aerospace Inc	566,259	115,850,929
Huntington Ingalls Industries Inc	55,121	17,287,048
Innovative Solutions And Support Inc (b)	16,190	157,691
Intuitive Machines Inc Class A (b)(c)	154,684	1,469,498
Karman Holdings Inc (b)	108,115	7,246,948
Kratos Defense & Security Solutions Inc (b)	237,069	18,040,951
L3Harris Technologies Inc	262,894	73,265,929
Leonardo DRS Inc	108,061	3,692,444
Loar Holdings Inc (b)(c)	50,042	3,425,375
Lockheed Martin Corp	288,503	132,093,984
Mercury Systems Inc (b)	73,642	5,146,839
Momentus Inc Class A (b)(c)	5,153	3,551
Moog Inc Class A	39,872	9,157,801
National Presto Industries Inc	7,211	676,752
Northrop Grumman Corp	189,031	108,172,990
Optex Systems Holdings Inc (b)	7,948	114,292
Park Aerospace Corp	26,475	513,350
Redwire Corp Class A (b)(c)	77,989	429,719
Rocket Lab Corp (c)	596,190	25,123,447
RTX Corp	1,879,566	328,754,889
Safe Pro Group Inc (b)	11,673	58,832
Satellogic Inc Class A (b)	61,651	101,724
Sidus Space Inc Class A (b)(c)	27,596	19,290
SIFCO Industries Inc (b)	5,731	36,048
Spirit AeroSystems Holdings Inc Class A (b)	164,136	6,028,715
StandardAero Inc (b)	197,977	5,171,159
Textron Inc	250,055	20,794,574
TransDigm Group Inc	79,110	107,603,049
V2X Inc (b)	29,015	1,591,473
Virgin Galactic Holdings Inc Class A (b)(c)	77,306	299,174
VirTra Inc (b)	14,997	74,385
Visionwave Holdings Inc	6,274	60,544
Voyager Technologies Inc Class A (c)	18,463	415,048
VSE Corp	32,256	5,812,209
Woodward Inc	84,191	25,259,826
		2,029,140,638
Air Freight & Logistics - 0.3%
Air T Inc (b)	1,169	23,380
Arrive AI Inc (c)	6,679	26,716
Callan Jmb Inc (b)	2,066	4,938
CH Robinson Worldwide Inc	165,559	26,302,358
Expeditors International of Washington Inc	190,388	27,967,997
FedEx Corp	304,894	84,053,178
Forward Air Corp Class A (b)(c)	30,082	690,984
GXO Logistics Inc (b)	161,329	8,185,833
Hub Group Inc Class A	85,766	3,307,995
Radiant Logistics Inc (b)	57,339	357,795
United Parcel Service Inc Class B	1,033,777	99,025,499
		249,946,673
Building Products - 0.6%
A O Smith Corp	160,032	10,558,911
AAON Inc (c)	95,123	8,892,098
Advanced Drainage Systems Inc	100,290	15,282,190
Allegion plc	120,073	19,935,720
Alpha Pro Tech Ltd (b)	13,472	61,971
American Woodmark Corp (b)	20,751	1,144,003
Apogee Enterprises Inc	30,224	1,100,456
Armstrong World Industries Inc	60,433	11,466,557
AZZ Inc	42,062	4,434,176
Builders FirstSource Inc (b)	156,631	17,578,697
Carlisle Cos Inc	59,899	19,052,075
Carrier Global Corp	1,123,881	61,678,589
CEA Industries Inc (b)	900	6,480
CSW Industrials Inc	23,536	6,398,732
Fortune Brands Innovations Inc	168,304	8,689,536
Gibraltar Industries Inc (b)	41,281	2,062,399
Griffon Corp	54,604	4,095,300
Hayward Holdings Inc (b)	280,069	4,607,135
Insteel Industries Inc	27,154	830,369
Janus International Group Inc (b)	196,074	1,217,620
JELD-WEN Holding Inc (b)	119,430	318,878
Jewett-Cameron Trading Co Ltd (b)	2,550	6,324
Johnson Controls International plc	918,611	106,843,646
Lennox International Inc	44,820	22,359,353
Masco Corp	293,570	19,043,886
Masterbrand Inc (b)	177,512	1,968,608
Northann Corp (b)(c)	8,279	3,394
Owens Corning	117,894	13,350,317
Quanex Building Products Corp	65,766	852,327
Resideo Technologies Inc (b)	193,325	6,377,792
Simpson Manufacturing Co Inc	58,656	9,817,841
Tecnoglass Inc	37,043	1,844,001
Tecogen Inc (b)(c)	22,622	168,760
Trane Technologies PLC	312,328	131,640,006
Trex Co Inc (b)	151,738	5,307,795
UFP Industries Inc	82,110	7,635,409
Zurn Elkay Water Solutions Corp	208,616	9,950,983
		536,582,334
Commercial Services & Supplies - 0.5%
ABM Industries Inc	87,627	3,767,961
ACCO Brands Corp	127,439	438,390
ACV Auctions Inc Class A (b)	239,300	1,878,505
American Rebel Holdings Inc (b)(c)	570	656
Aqua Metals Inc (b)	1,224	9,914
Avalon Holdings Corp Class A (b)	2,160	5,940
Bitcoin Depot Inc Class A (b)	31,545	48,264
Brady Corp Class A	61,395	4,803,545
Bridger Aerospace Group Holdings Inc (b)	31,161	56,401
BrightView Holdings Inc (b)	96,820	1,221,868
Brink's Co/The	58,975	6,624,662
Casella Waste Systems Inc Class A (b)	87,890	8,471,717
Cintas Corp	480,750	89,429,116
Clean Harbors Inc (b)	70,760	16,102,146
CompX International Inc Class A	2,214	49,793
Copart Inc (b)	1,249,585	48,708,824
CoreCivic Inc (b)	150,503	2,716,579
Deluxe Corp	62,679	1,273,637
DSS Inc (b)	6,416	6,993
Ennis Inc	37,005	645,367
Enviri Corp (b)	112,131	2,056,483
Fuel Tech Inc (b)	33,207	59,773
GEO Group Inc/The (b)	194,499	3,065,304
Greenwave Technology Solutions Inc (b)(c)	514	3,413
Healthcare Services Group Inc (b)	101,886	1,913,419
HNI Corp	64,766	2,689,084
Interface Inc	82,550	2,303,971
Knightscope Inc Class A (b)(c)	12,374	60,014
LanzaTech Global Inc Class A (b)(c)	1,452	20,676
Liquidity Services Inc (b)	32,587	978,913
MillerKnoll Inc	94,839	1,501,301
Mobile Infrastructure Corp Class A (b)	41,727	130,188
Montrose Environmental Group Inc (b)	45,521	1,167,614
MSA Safety Inc	51,837	8,361,308
NL Industries Inc	12,144	68,614
Odyssey Marine Exploration Inc (b)(c)	57,439	118,324
OPENLANE Inc (b)	150,583	3,830,832
Perma-Fix Environmental Services Inc (b)(c)	23,709	290,909
Pitney Bowes Inc (c)	220,933	2,178,399
Quad/Graphics Inc Class A	41,872	240,345
Quest Resource Holding Corp (b)	20,802	39,108
Republic Services Inc	284,887	61,837,573
Rollins Inc	412,292	25,347,712
Royalty Management Holding Corp Class A	10,580	23,805
Steelcase Inc Class A	147,129	2,396,731
Team Inc (b)	6,346	91,985
Tetra Tech Inc	367,986	12,783,834
TOMI Environmental Solutions Inc (b)	18,759	14,958
UniFirst Corp/MA	20,993	3,622,342
Veralto Corp	348,628	35,288,126
Vestis Corp	159,852	1,035,841
Virco Mfg. Corp	13,285	93,526
Waste Management Inc	520,351	113,368,873
		473,243,576
Construction & Engineering - 0.4%
AECOM	185,683	19,149,488
Ameresco Inc Class A (b)	43,208	1,499,750
API Group Corp (b)	519,083	20,534,923
Arcosa Inc	68,588	7,307,366
Argan Inc	19,223	7,596,930
Bowman Consulting Group Ltd (b)	19,558	707,608
Centuri Holdings Inc (b)	112,927	2,539,728
Comfort Systems USA Inc	49,466	48,325,314
Concrete Pumping Holdings Inc	33,608	211,394
Construction Partners Inc Class A (b)	66,820	7,283,380
Dycom Industries Inc (b)	40,540	14,656,426
EMCOR Group Inc	62,835	38,647,923
Everus Construction Group Inc (b)	71,547	6,579,462
Fluor Corp (b)	226,976	9,744,080
Granite Construction Inc	61,667	6,631,053
Great Lakes Dredge & Dock Corp (b)	94,923	1,212,167
IES Holdings Inc (b)	12,340	5,165,154
INNOVATE Corp (b)	17,458	90,258
JFB Construction Holdings Class A (b)	1,930	39,507
Limbach Holdings Inc (b)	15,420	1,090,965
MasTec Inc (b)	85,851	18,361,812
Matrix Service Co (b)	37,077	433,430
MYR Group Inc (b)	21,867	4,905,205
Nocera Inc (b)	11,663	12,363
NWPX Infrastructure Inc (b)	13,795	808,663
Orion Group Holdings Inc (b)	51,568	515,680
Primoris Services Corp	76,068	9,627,166
Quanta Services Inc	209,258	97,279,859
Safe & Green Holdings Corp (b)	125	407
Shimmick Corp (b)	2,580	6,811
Southland Holdings Inc (b)	21,630	68,783
Sterling Infrastructure Inc (b)	42,805	14,738,190
Tutor Perini Corp (b)	61,951	4,246,741
Valmont Industries Inc	27,700	11,439,269
WillScot Holdings Corp	257,718	5,089,931
		366,547,186
Electrical Equipment - 1.0%
374Water Inc (b)	111,325	34,733
Acuity Inc	42,507	15,575,415
Allient Inc	20,793	1,119,911
American Superconductor Corp (b)	63,240	1,966,132
AMETEK Inc	324,325	64,180,674
Amprius Technologies Inc (b)	175,237	1,983,683
Array Technologies Inc (b)(c)	213,578	1,603,971
Atkore Inc	47,496	3,179,857
Babcock & Wilcox Enterprises Inc (b)	109,695	685,594
Beam Global (b)	19,907	37,624
Blink Charging Co (b)(c)	141,567	185,453
Bloom Energy Corp Class A (b)	302,482	33,043,134
Broadwind Inc (b)	29,543	89,515
ChargePoint Holdings Inc Class A (b)(c)	29,630	242,670
Dragonfly Energy Holdings Corp (b)(c)	46,783	40,654
Eaton Corp PLC	546,744	189,113,283
Emerson Electric Co	790,445	105,429,554
Energous Corp (b)(c)	1,718	10,746
Energy Focus Inc (b)	4,858	11,028
Energy Vault Holdings Inc Class A (b)	152,219	523,633
EnerSys	52,460	7,507,551
Enovix Corp Class B (b)(c)	249,614	1,944,493
Eos Energy Enterprises Inc (b)(c)	363,228	5,466,581
Espey Mfg. & Electronics Corp	3,443	134,552
ESS Tech Inc Class A (b)(c)	10,480	28,820
Expion360 Inc (b)(c)	3,880	4,501
Fluence Energy Inc Class A (b)(c)	89,656	1,760,844
Flux Power Holdings Inc (b)	17,093	28,716
FTC Solar Inc (b)(c)	13,189	124,372
FuelCell Energy Inc (b)	31,830	213,579
GE Vernova Inc	382,330	229,310,065
Generac Holdings Inc (b)	82,576	12,520,999
GrafTech International Ltd (b)	23,779	342,893
Hubbell Inc	74,660	32,210,564
Hyliion Holdings Corp Class A (b)	174,982	328,966
Ideal Power Inc (b)	10,514	39,217
KULR Technology Group Inc (b)(c)	52,656	170,605
LSI Industries Inc	41,059	750,969
NANO Nuclear Energy Inc (b)(c)	42,911	1,403,190
NeoVolta Inc (b)(c)	40,591	164,799
Net Power Inc Class A (b)(c)	52,994	153,683
Nextpower Inc Class A (b)	207,792	19,037,903
NuScale Power Corp Class A (b)(c)	183,150	3,663,000
Nuvve Holding Corp (b)(c)	2,711	641
nVent Electric PLC	225,985	24,241,411
Ocean Power Technologies Inc (b)(c)	242,179	103,701
Orion Energy Systems Inc (b)	5,070	80,461
Pioneer Power Solutions Inc	11,841	45,114
Plug Power Inc (b)(c)	1,613,517	3,243,169
Polar Power Inc (b)	2,928	6,910
Powell Industries Inc	13,193	4,264,241
Power Solutions International Inc (b)(c)	9,488	513,111
Preformed Line Products Co	3,763	772,356
Regal Rexnord Corp	93,297	13,620,429
Rockwell Automation Inc	157,919	62,513,815
Sensata Technologies Holding PLC	206,055	6,608,184
SES AI Corp Class A (b)	373,271	735,344
Shoals Technologies Group Inc (b)	234,156	1,964,569
SKYX Platforms Corp (b)	99,847	214,671
SolarMax Technology Inc (b)	32,371	29,914
Solidion Technology Inc Class A (b)(c)	1,737	18,968
Stardust Power Inc Class A (b)(c)	7,341	25,987
Stem Inc Class A (b)(c)	11,583	200,386
SUNation Energy Inc (b)(c)	5,194	6,908
SUNation Energy Inc rights (b)(d)	1,326	0
SunPower Inc Class A (b)(c)	82,543	142,799
Sunrun Inc (b)	322,529	6,531,212
Thermon Group Holdings Inc (b)	47,107	1,653,456
Tigo Energy Inc (b)	33,967	64,537
Ultralife Corp (b)	13,565	77,185
Vertiv Holdings Co Class A	536,400	96,407,172
Vicor Corp (b)	32,292	2,885,290
Westwater Resources Inc (b)	117,111	111,291
Zeo Energy Corp Class A (b)	8,769	13,154
		963,464,512
Ground Transportation - 0.8%
ArcBest Corp	31,958	2,050,745
Armlogi Holding Corp (b)(c)	7,801	4,819
Avis Budget Group Inc (b)(c)	23,679	3,217,503
Covenant Logistics Group Inc Class A	22,082	440,315
CSX Corp	2,618,598	92,593,625
Ftai Infrastructure Inc (c)	160,337	686,242
Heartland Express Inc	60,230	473,408
Hertz Global Holdings Inc (b)(c)	173,102	907,054
JB Hunt Transport Services Inc	107,772	18,748,017
Knight-Swift Transportation Holdings Inc	227,339	10,412,126
Landstar System Inc	48,430	6,336,581
Lyft Inc Class A (b)	557,997	11,734,677
Marten Transport Ltd	80,552	825,658
Norfolk Southern Corp	314,935	91,989,364
Old Dominion Freight Line Inc	260,592	35,255,492
PAMT CORP (b)	7,908	71,014
Proficient Auto Logistics Inc (b)	31,713	258,778
RXO Inc (b)	228,256	3,017,544
Ryder System Inc	57,313	9,927,185
Saia Inc (b)	37,620	10,592,287
Schneider National Inc Class B	68,229	1,542,658
Toppoint Holdings Inc (b)(c)	1,246	1,545
U-Haul Holding Co (b)	11,189	589,101
U-Haul Holding Co Class N	140,767	6,772,300
Uber Technologies Inc (b)	2,928,665	256,375,335
Union Pacific Corp	832,558	193,011,921
Universal Logistics Holdings Inc	9,963	149,644
Werner Enterprises Inc	83,282	2,128,688
XPO Inc (b)	165,459	23,505,106
		783,618,732
Industrial Conglomerates - 0.3%
3M Co	748,352	128,753,962
Honeywell International Inc	891,549	171,346,802
Hyperscale Data Inc (b)(d)	974	0
Hyperscale Data Inc Class A (b)	21,289	6,433
Hyperscale Data Inc Class B (d)	1,867	0
		300,107,197
Machinery - 1.8%
3D Systems Corp (b)(c)	183,783	382,269
AGCO Corp	87,229	9,242,785
AgEagle Aerial Systems Inc (b)(c)	45,356	59,870
AirJoule Technologies Corp Class A (b)	33,313	108,600
Alamo Group Inc	14,919	2,392,560
Albany International Corp Class A	41,901	1,997,840
Allison Transmission Holdings Inc	117,499	10,417,461
Art's-Way Manufacturing Co Inc (b)	3,834	9,048
Astec Industries Inc	32,599	1,442,832
Atmus Filtration Technologies Inc	114,835	5,811,799
Blue Bird Corp (b)	44,436	2,320,448
Caterpillar Inc	657,851	378,764,293
CECO Environmental Corp (b)	41,947	2,187,536
Chart Industries Inc (b)	61,868	12,617,979
Chicago Rivet & Machine CO	963	9,149
Cleancore Solutions Inc Class B (b)	2,310	760
ClearSign Technologies Corp (b)	71,399	53,121
CNH Industrial NV Class A	1,244,027	11,731,175
Columbus McKinnon Corp/NY	40,075	658,833
Commercial Vehicle Group Inc (b)	41,348	73,186
Crane Co	68,744	12,597,338
Cummins Inc	193,522	96,370,086
Deere & Co	353,699	164,289,649
Donaldson Co Inc	163,673	14,714,203
Douglas Dynamics Inc	32,520	1,050,721
Dover Corp	193,022	35,763,116
Eastern Co/The	8,219	160,271
Energy Recovery Inc (b)	76,027	1,098,590
Enerpac Tool Group Corp Class A	75,529	2,860,283
Enpro Inc	29,419	6,556,024
Esab Corp	80,482	9,033,300
ESCO Technologies Inc	36,053	7,676,044
Federal Signal Corp	85,580	9,756,120
Flowserve Corp	184,277	13,148,164
Fortive Corp	475,608	25,435,516
Franklin Electric Co Inc	54,599	5,195,095
FreightCar America Inc (b)	19,856	162,422
Gates Industrial Corp PLC (b)	362,676	8,254,506
Gencor Industries Inc (b)	14,517	194,673
Gorman-Rupp Co/The	28,974	1,347,001
Graco Inc	232,751	19,187,992
Graham Corp (b)	14,235	818,513
Greenbrier Cos Inc/The	43,028	1,913,885
Helios Technologies Inc	46,582	2,514,962
Hillenbrand Inc	98,587	3,139,010
Hillman Solutions Corp Class A (b)	278,023	2,432,701
Hurco Cos Inc (b)	8,281	134,152
Hydrofarm Holdings Group Inc (b)	5,854	10,771
Hyster-Yale Inc Class A	15,656	455,276
Hyzon Motors Inc Class A (b)(c)(d)	4,504	2,854
IDEX Corp	105,816	18,404,577
Illinois Tool Works Inc	372,051	92,744,873
Ingersoll Rand Inc	508,933	40,887,677
ITT Inc	109,478	20,161,468
JBT Marel Corp	73,228	10,290,731
Kadant Inc (c)	16,533	4,598,158
Kennametal Inc	107,734	2,982,077
L B Foster Co Class A (b)	13,803	372,405
Laser Photonics Corp (b)	10,386	35,105
Lincoln Electric Holdings Inc	77,479	18,550,797
Lindsay Corp	15,306	1,759,119
LiqTech International Inc (b)	5,048	9,490
Manitowoc Co Inc/The (b)	49,184	554,796
Mayville Engineering Co Inc (b)	21,165	359,593
Microvast Holdings Inc (b)(c)	277,393	976,423
Middleby Corp/The (b)	65,150	7,700,730
Miller Industries Inc/TN	16,045	621,583
Mueller Industries Inc	155,407	17,074,567
Mueller Water Products Inc Class A1	218,213	5,289,483
Nauticus Robotics Inc (b)(c)	5,491	4,634
Nephros Inc (b)	9,528	46,497
NN Inc (b)	63,784	81,006
Nordson Corp	75,169	17,864,665
Nuburu Inc Class A (b)	91,020	22,036
Omega Flex Inc	5,209	141,164
Oshkosh Corp	89,684	11,495,695
Otis Worldwide Corp	550,943	48,951,286
PACCAR Inc	737,929	77,792,475
Palladyne AI Corp Class A (b)	42,810	244,017
Park-Ohio Holdings Corp	12,464	266,854
Parker-Hannifin Corp	179,386	154,576,916
Pentair PLC	230,004	24,205,621
Perma-Pipe International Holdings Inc (b)	10,880	279,616
Proto Labs Inc (b)	33,135	1,683,921
Rain Enhancement Technologies Holdco Inc Class A (c)	2,640	14,256
RBC Bearings Inc (b)	44,184	19,660,554
REV Group Inc	67,986	3,621,614
Richtech Robotics Inc Class B (b)(c)	155,073	550,509
RYTHM Inc (b)	1,704	33,245
Snap-on Inc	73,190	24,888,260
SPX Technologies Inc (b)	69,435	14,931,302
Standex International Corp	17,417	4,269,952
Stanley Black & Decker Inc	217,535	15,558,103
Symbotic Inc Class A (b)(c)	64,403	5,395,039
Taylor Devices Inc (b)	4,422	217,695
TechPrecision Corp (b)	12,425	58,646
Tennant CO	26,087	1,907,742
Terex Corp	93,780	4,333,574
Timken Co/The	89,856	7,313,380
Titan International Inc (b)	67,238	543,955
Toro Co/The	138,891	9,686,258
Trinity Industries Inc	112,983	2,996,309
Twin Disc Inc	15,740	244,757
Urban-Gro Inc (b)(c)	12,968	3,324
Wabash National Corp	58,547	494,137
Watts Water Technologies Inc Class A	38,594	10,647,313
Westinghouse Air Brake Technologies Corp	240,259	50,106,014
Worthington Enterprises Inc	43,479	2,385,258
Xos Inc (b)(c)	6,589	15,550
Xylem Inc/NY	341,930	48,099,293
		1,695,560,876
Marine Transportation - 0.0%
Genco Shipping & Trading Ltd (c)	55,495	1,049,965
Kirby Corp (b)	78,038	8,858,874
Lakeside Holding Ltd (b)	355	300
Matson Inc	44,594	4,859,854
Pangaea Logistics Solutions Ltd	49,059	344,394
		15,113,387
Passenger Airlines - 0.2%
Alaska Air Group Inc (b)	161,402	6,917,690
Allegiant Travel Co (b)(c)	18,547	1,409,572
American Airlines Group Inc (b)	925,867	13,008,431
Delta Air Lines Inc	911,551	58,430,420
flyExclusive Inc Class A (b)	8,965	29,495
Frontier Group Holdings Inc (b)(c)	115,503	526,694
Jet.AI Inc Class A (b)(c)	3,259	6,420
JetBlue Airways Corp (b)	413,998	1,891,971
Joby Aviation Inc Class A (b)	732,449	10,569,239
Republic Airways Holdings Inc (b)	3,120	62,400
SkyWest Inc (b)	57,311	5,818,213
Southwest Airlines Co	736,919	25,652,150
Sun Country Airlines Holdings Inc (b)	77,174	1,057,284
Surf Air Mobility Inc (b)(c)	40,066	82,135
United Airlines Holdings Inc (b)	454,792	46,370,592
Volato Group Inc Class A (b)(c)	3,538	4,723
Wheels Up Experience Inc Class A (b)(c)	127,644	97,852
		171,935,281
Professional Services - 0.7%
Alight Inc Class A	647,762	1,496,330
Amentum Holdings Inc (b)	214,715	6,147,290
Asure Software Inc (b)	35,646	285,168
Automatic Data Processing Inc	568,635	145,172,516
Barrett Business Services Inc	35,768	1,255,099
BGSF Inc	14,423	66,778
BlackSky Technology Inc Class A (b)(c)	41,857	741,706
Booz Allen Hamilton Holding Corp Class A	172,877	14,428,314
Broadridge Financial Solutions Inc	164,532	37,528,104
CACI International Inc (b)	30,935	19,089,989
Cbiz Inc (b)	67,764	3,300,107
Clarivate PLC (b)(c)	623,663	2,344,973
Concentrix Corp (c)	62,927	2,278,587
Conduent Inc (b)	210,150	407,691
CRA International Inc	9,349	1,648,603
CSG Systems International Inc	39,526	3,113,463
Cycurion Inc (b)(c)	1,926	7,145
Dayforce Inc (b)	224,388	15,505,211
DLH Holdings Corp (b)	17,238	107,048
Equifax Inc	174,122	36,978,289
ExlService Holdings Inc (b)	226,204	8,987,085
Exponent Inc	71,572	5,174,656
Falcon's Beyond Global Inc Class A	24,455	499,371
First Advantage Corp (b)	114,654	1,591,398
FiscalNote Holdings Inc Class A (b)(c)	11,879	27,916
Forrester Research Inc (b)	16,168	116,248
Franklin Covey Co (b)	15,401	242,104
FTI Consulting Inc (b)	44,396	7,243,207
GEE Group Inc (b)	132,847	25,268
Genpact Ltd	228,643	10,074,011
Heidrick & Struggles International Inc	28,722	1,690,864
HireQuest Inc (c)	7,919	68,816
Huron Consulting Group Inc (b)	22,569	3,715,083
ICF International Inc	25,765	2,010,701
Innodata Inc (b)(c)	44,542	2,559,829
Insperity Inc	50,402	1,782,719
Jacobs Solutions Inc	167,869	22,630,420
KBR Inc	181,796	7,493,631
Kelly Services Inc Class A	44,550	384,912
Kforce Inc	24,159	710,275
Korn Ferry	72,903	4,794,830
Legalzoom.com Inc (b)	163,233	1,522,964
Leidos Holdings Inc	180,164	34,429,340
ManpowerGroup Inc	65,577	1,885,995
Mastech Digital Inc (b)	7,483	58,966
Maximus Inc	79,521	6,845,963
Mistras Group Inc (b)	26,008	311,836
Nixxy Inc (b)	26,017	27,838
Parsons Corp (b)	75,356	6,381,146
Paychex Inc	455,983	50,928,741
Paycom Software Inc	70,596	11,377,957
Paylocity Holding Corp (b)	62,729	9,241,864
Planet Labs PBC Class A (b)	346,647	4,125,099
Professional Diversity Network Inc (b)	2,138	4,105
Rcm Technologies Inc (b)	6,905	135,200
Resolute Holdings Management Inc	5,136	912,359
Resources Connection Inc	45,398	219,499
Robert Half Inc	141,551	3,827,539
Science Applications International Corp	66,363	5,721,154
ShiftPixy Inc (b)(d)	4	20
Skillsoft Corp Class A (b)	6,483	64,765
Spire Global Inc Class A (b)(c)	40,587	332,408
SS&C Technologies Holdings Inc	295,178	25,367,597
Staffing 360 Solutions Inc (b)	973	49
Star Equity Holdings Inc (b)	4,349	44,142
TIC Solutions Inc	229,895	2,234,579
TransUnion	273,561	23,266,363
TriNet Group Inc	42,082	2,466,005
TrueBlue Inc (b)	41,595	203,816
TTEC Holdings Inc (b)(c)	27,203	91,402
UL Solutions Inc Class A (c)	88,525	8,074,365
Upwork Inc (b)	186,544	3,682,379
Verisk Analytics Inc	195,976	44,108,318
Verra Mobility Corp Class A (b)	223,338	4,873,235
Where Food Comes From Inc (b)	3,917	45,907
Willdan Group Inc (b)	19,357	1,953,121
		628,491,791
Trading Companies & Distributors - 0.5%
Air Lease Corp Class A	146,796	9,384,668
Alta Equipment Group Inc Class A	28,590	139,519
Applied Industrial Technologies Inc	53,346	13,807,012
BlueLinx Holdings Inc (b)	11,184	697,770
Boise Cascade Co	52,850	4,029,284
Core & Main Inc Class A (b)	265,886	12,852,929
Custom Truck One Source Inc Class A (b)	82,223	525,405
Distribution Solutions Group Inc (b)	8,752	242,956
DNOW Inc (b)	262,676	3,666,957
DXP Enterprises Inc/TX (b)	17,873	1,679,883
EVI Industries Inc	7,266	148,517
Fastenal Co	1,612,404	65,141,122
Ferguson Enterprises Inc	276,967	69,704,285
FGI Industries Ltd (b)(c)	677	4,929
FTAI Aviation Ltd	144,060	24,956,954
GATX Corp	49,738	7,954,598
Global Industrial Co	18,848	539,807
Herc Holdings Inc	43,349	5,820,470
Hudson Technologies Inc (b)	53,374	362,943
iPower Inc (b)(c)	590	6,337
Karat Packaging Inc	11,476	252,931
Marwynn Holdings Inc	2,392	2,019
McGrath RentCorp	34,598	3,566,362
MSC Industrial Direct Co Inc Class A	64,024	5,695,575
NPK International Inc (b)	117,638	1,448,124
QXO Inc (b)(c)	682,443	12,782,157
Rush Enterprises Inc Class A	83,995	4,372,780
Rush Enterprises Inc Class B	13,634	727,646
SiteOne Landscape Supply Inc (b)	62,388	8,377,461
Titan Machinery Inc (b)	27,807	514,986
Transcat Inc (b)	13,031	736,773
United Rentals Inc	90,398	73,690,642
Watsco Inc	49,125	17,016,900
Wesco International Inc	68,526	18,324,538
Willis Lease Finance Corp (c)	4,200	515,382
WW Grainger Inc	61,827	58,650,947
Xometry Inc Class A (b)	61,030	3,568,424
		431,909,992
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)	5,472	3,614
Sky Harbour Group Corp Class A (b)(c)	32,231	297,814
		301,428
TOTAL INDUSTRIALS		8,645,963,603

Information Technology - 32.4%
Communications Equipment - 0.9%
Actelis Networks Inc (b)(c)	1,048	3,249
ADTRAN Holdings Inc (b)	100,882	799,994
Applied Optoelectronics Inc (b)(c)	81,831	2,191,434
Arista Networks Inc (b)	1,447,560	189,167,141
Aviat Networks Inc (b)	15,967	353,030
BK Technologies Corp (b)	5,164	330,444
Calix Inc (b)	82,994	4,587,078
Cambium Networks Corp (b)(c)	17,292	34,584
Ciena Corp (b)	198,427	40,520,778
Cisco Systems Inc	5,560,804	427,848,260
Clearfield Inc (b)	16,003	469,848
ClearOne Inc (b)	1,162	6,124
CommScope Holding Co Inc (b)	311,999	6,158,860
Comtech Telecommunications Corp (b)	41,184	126,023
Digi International Inc (b)	52,455	2,194,193
Extreme Networks Inc (b)	189,340	3,313,450
F5 Inc (b)	80,595	19,275,100
Franklin Wireless Corp	12,854	57,200
Genasys Inc (b)	63,015	140,523
Harmonic Inc (b)	157,805	1,508,616
Inseego Corp (b)(c)	16,207	177,143
KVH Industries Inc (b)	18,601	111,420
Lantronix Inc (b)	44,376	227,205
Lumentum Holdings Inc (b)	98,029	31,875,110
Motorola Solutions Inc	233,893	86,465,564
Netgear Inc (b)	40,267	1,065,062
NetScout Systems Inc (b)	95,433	2,565,239
Network-1 Technologies Inc	19,767	27,081
Ondas Holdings Inc (b)(c)	468,387	3,700,257
Optical Cable Corp (b)	7,548	61,139
Ribbon Communications Inc (b)	127,742	365,342
Ubiquiti Inc (c)	5,922	3,453,059
Viasat Inc (b)	188,640	6,476,011
Viavi Solutions Inc (b)	312,425	5,604,905
		841,260,466
Electronic Equipment, Instruments & Components - 0.8%
908 Devices Inc (b)(c)	38,039	241,548
Acorn Energy Inc (b)	1,838	26,963
Advanced Energy Industries Inc	52,864	11,164,348
Aeva Technologies Inc (b)	36,888	411,301
AEye Inc Class A (b)	53,980	141,428
Airgain Inc (b)	14,853	60,452
Amphenol Corp Class A	1,714,601	241,587,282
AmpliTech Group Inc (b)	23,613	77,923
AmpliTech Group Inc rights 12/10/2025 (b)(d)	47,226	0
Arlo Technologies Inc (b)	145,834	2,114,593
Arrow Electronics Inc (b)	71,919	7,767,971
Astrotech Corp (b)	1,978	6,429
Avnet Inc	117,437	5,579,432
Badger Meter Inc	41,594	7,426,193
Bel Fuse Inc Class A	3,491	459,206
Bel Fuse Inc Class B	13,878	2,137,628
Belden Inc	55,546	6,298,916
Benchmark Electronics Inc	50,439	2,266,224
CDW Corp/DE	183,943	26,528,259
Cemtrex Inc (b)(c)	215	701
Climb Global Solutions Inc	5,633	569,271
Coda Octopus Group Inc (b)	8,170	71,733
Cognex Corp	237,019	9,030,424
Coherent Corp (b)	218,196	35,840,875
Corning Inc	1,095,228	92,218,198
CPS Technologies Corp (b)	16,344	56,223
Crane NXT Co (c)	69,291	3,901,083
CTS Corp	42,522	1,799,956
Daktronics Inc (b)	59,120	1,119,142
Data I/O Corp (b)	11,134	31,287
Electro-Sensors Inc (b)	1,724	7,948
ePlus Inc	37,162	3,329,715
Evolv Technologies Holdings Inc Class A (b)	194,290	1,241,513
Flex Ltd (b)	527,968	31,208,188
Focus Universal Inc (b)(c)	4,964	16,431
Forward Industries Inc (b)(c)	1,088	9,683
Frequency Electronics Inc (b)	9,803	280,758
Identiv Inc (b)	30,590	103,088
Insight Enterprises Inc (b)	44,187	3,825,269
Interlink Electronics Inc	4,311	15,606
IPG Photonics Corp (b)	35,454	2,823,557
Itron Inc (b)	64,540	6,392,042
Jabil Inc	150,734	31,761,161
Key Tronic Corp (b)	13,448	34,965
Keysight Technologies Inc (b)	241,635	47,831,648
Kimball Electronics Inc (b)	33,951	981,184
Knowles Corp (b)	119,625	2,689,170
LGL Group Inc/The (b)	5,522	32,177
LGL Group Inc/The warrants 11/16/2025 (b)	2,530	509
LightPath Technologies Inc Class A (b)	52,943	389,131
Lightwave Logic Inc (b)(c)	180,188	782,016
Littelfuse Inc	34,913	8,938,426
M-Tron Industries Inc (b)	3,464	178,985
M-Tron Industries Inc warrants 4/25/2028 (b)	3,271	2,617
Methode Electronics Inc	50,012	379,091
MicroVision Inc (b)(c)	410,070	386,245
Mirion Technologies Inc Class A (b)	345,620	8,993,032
MultiSensor AI Holdings Inc (b)	33,840	21,698
Napco Security Technologies Inc	49,842	2,013,617
Neonode Inc (b)	17,599	39,246
nLight Inc (b)	69,378	2,444,187
Nortech Systems Inc (b)	1,109	7,696
Novanta Inc (b)	50,844	5,778,929
OSI Systems Inc (b)	22,068	5,977,118
Ouster Inc Class A (b)	80,503	1,848,349
PC Connection Inc	16,589	962,826
Plexus Corp (b)	37,784	5,401,223
Powerfleet Inc NJ (b)(c)	162,371	806,984
Ralliant Corp	158,676	7,833,834
Red Cat Holdings Inc (b)(c)	142,201	1,055,131
Research Frontiers Inc (b)	39,129	73,954
RF Industries Ltd (b)	12,890	80,176
Richardson Electronics Ltd/United States	17,650	184,619
Rogers Corp (b)	23,556	1,974,228
Sanmina Corp (b)	75,021	11,715,654
ScanSource Inc (b)	29,522	1,213,945
Scantech AI Systems Inc (c)	33,186	13,931
SmartRent Inc Class A (b)	236,996	407,633
Sobr Safe Inc (b)	1,042	1,646
Sono-Tek Corp (b)	18,448	66,966
Syntec Optics Holdings Inc Class A (b)	9,008	15,584
Taitron Components Inc Class A	298	355
TD SYNNEX Corp	107,786	16,435,209
Teledyne Technologies Inc (b)	65,806	32,871,413
Trimble Inc (b)	334,752	27,255,508
TTM Technologies Inc (b)	145,862	10,236,595
Universal Safety Products Inc	3,108	13,644
VerifyMe Inc (b)	16,641	12,457
Vishay Intertechnology Inc	172,074	2,352,252
Vishay Precision Group Inc (b)	17,070	582,770
Vontier Corp	205,233	7,445,853
Vuzix Corp (b)(c)	97,755	262,961
Wrap Technologies Inc (b)(c)	46,871	101,241
Zebra Technologies Corp Class A (b)	71,600	18,096,900
		777,175,476
IT Services - 1.2%
Accenture PLC Class A	874,860	218,715,000
Akamai Technologies Inc (b)	202,076	18,089,844
Applied Digital Corp (b)(c)	327,370	8,871,727
ASGN Inc (b)	61,875	2,784,994
Backblaze Inc Class A (b)	77,393	366,843
BigBear.ai Holdings Inc (b)(c)	519,267	3,292,153
Black Titan Corp (c)	985	3,072
Brand Engagement Network Inc Class A (b)	26,565	10,475
Castellum Inc (b)(c)	101,268	106,331
CISO Global Inc (b)	35,151	18,683
Cloudastructure Inc Class A (c)	23,032	26,487
Cloudflare Inc Class A (b)	439,576	88,007,511
Cognizant Technology Solutions Corp Class A	685,556	53,274,557
Commerce.com Inc (b)	93,435	428,867
CoreWeave Inc Class A (b)(c)	306,625	22,420,420
Crexendo Inc (b)	20,507	143,139
CSP Inc	8,866	101,604
Data Storage Corp (b)	5,607	24,783
DigitalOcean Holdings Inc (b)	95,323	4,243,780
DXC Technology Co (b)	252,724	3,335,957
EPAM Systems Inc (b)	78,354	14,652,198
Fastly Inc Class A (b)	192,907	2,249,296
Gartner Inc (b)	106,453	24,775,871
Glimpse Group Inc/The (b)	23,271	28,856
GoDaddy Inc Class A (b)	194,118	24,819,927
Grid Dynamics Holdings Inc (b)	90,936	796,599
Hackett Group Inc/The	35,073	647,798
IBM Corporation	1,308,204	403,685,590
Information Services Group Inc	49,647	267,101
Kyndryl Holdings Inc (b)	324,200	8,374,086
MongoDB Inc Class A (b)	114,711	38,126,495
Okta Inc Class A (b)	234,547	18,841,161
Rackspace Technology Inc (b)	130,568	138,402
Research Solutions Inc/CA (b)	33,424	102,277
Snowflake Inc (b)	468,712	117,759,203
TSS Inc/MD (b)(c)	33,210	319,812
Tucows Inc Class A (b)	14,281	309,469
Twilio Inc Class A (b)	215,476	27,945,082
Unisys Corp (b)	99,147	265,714
VeriSign Inc	118,047	29,746,664
Whitefiber Inc (c)	13,353	286,155
WidePoint Corp (b)	10,367	71,221
XTI Aerospace Inc (b)	26,066	42,488
		1,138,517,692
Semiconductors & Semiconductor Equipment - 12.9%
ACM Research Inc Class A (b)	73,764	2,464,455
Advanced Micro Devices Inc (b)	2,279,111	495,775,016
Aehr Test Systems (b)(c)	39,165	899,620
Aeluma Inc (b)	13,957	195,677
Alpha & Omega Semiconductor Ltd (b)	34,099	691,528
Ambarella Inc (b)	56,336	4,179,004
Ambiq Micro Inc	5,960	146,080
Amkor Technology Inc	161,872	5,890,522
Amtech Systems Inc (b)	17,416	136,716
Analog Devices Inc	696,948	184,928,182
Applied Materials Inc	1,127,115	284,314,759
Ascent Solar Technologies Inc (b)	3,054	5,039
Astera Labs Inc (b)	181,950	28,669,862
Atomera Inc (b)(c)	42,801	106,146
Axcelis Technologies Inc (b)	44,950	3,720,512
AXT Inc (b)	57,270	612,789
Blaize Holdings Inc Class A (b)	71,063	177,658
Broadcom Inc	6,605,371	2,661,700,299
CEVA Inc (b)	33,184	716,443
Cirrus Logic Inc (b)	72,130	8,680,124
Cohu Inc (b)	65,028	1,581,481
Credo Technology Group Holding Ltd (b)	211,979	37,647,470
CVD Equipment Corp (b)	7,919	27,400
Diodes Inc (b)	64,886	2,998,382
Enphase Energy Inc (b)	182,604	5,268,125
Entegris Inc	213,759	16,489,369
Everspin Technologies Inc (b)	26,090	209,242
First Solar Inc (b)	150,423	41,053,445
FormFactor Inc (b)	107,707	5,926,039
GCT Semiconductor Holding Inc Class A (b)(c)	47,592	62,821
GSI Technology Inc (b)(c)	34,325	218,307
Ichor Holdings Ltd (b)	47,608	799,814
Impinj Inc (b)	36,475	6,268,958
Intel Corp (b)	6,147,430	249,339,761
inTEST Corp (b)	17,179	138,463
KLA Corp	185,333	217,853,382
Kopin Corp (b)	225,267	549,651
Lam Research Corp	1,777,533	277,295,148
Lattice Semiconductor Corp (b)	192,507	13,515,916
MACOM Technology Solutions Holdings Inc (b)	89,856	15,723,901
Marvell Technology Inc	1,211,138	108,275,737
MaxLinear Inc Class A (b)	113,698	1,770,278
Microchip Technology Inc	757,527	40,588,297
Micron Technology Inc	1,571,703	371,676,325
MKS Inc	94,557	14,787,769
Mobix Labs Inc Class A (b)(c)	42,409	19,457
Monolithic Power Systems Inc	67,195	62,368,383
Navitas Semiconductor Corp Class A (b)(c)	256,539	2,242,151
NVE Corp	6,799	434,728
NVIDIA Corp	34,266,024	6,065,086,249
ON Semiconductor Corp (b)	574,219	28,848,763
Onto Innovation Inc (b)	68,903	9,864,153
PDF Solutions Inc (b)	44,266	1,199,609
Penguin Solutions Inc (b)(c)	67,698	1,369,531
Peraso Inc (b)	8,213	7,659
Photronics Inc (b)	87,374	2,001,738
Pixelworks Inc (b)(c)	6,649	45,745
Power Integrations Inc	78,788	2,647,277
Qnity Electronics Inc	293,704	23,816,457
Qorvo Inc (b)	118,116	10,144,983
QUALCOMM Inc	1,514,609	254,590,627
QuickLogic Corp (b)(c)	20,568	129,578
Rambus Inc (b)	151,560	14,484,589
Rigetti Computing Inc Class A (b)	455,030	11,635,117
Semtech Corp (b)	121,599	9,017,782
Silicon Laboratories Inc (b)	45,858	5,850,564
SiTime Corp (b)	30,802	9,169,755
SkyWater Technology Inc (b)	38,776	596,763
Skyworks Solutions Inc	208,874	13,775,240
SolarEdge Technologies Inc (b)(c)	83,075	3,034,730
Synaptics Inc (b)	53,866	3,690,360
Teradyne Inc	223,249	40,606,761
Texas Instruments Inc	1,276,724	214,834,347
Trio-Tech International (b)	3,168	27,177
Ultra Clean Holdings Inc (b)	63,078	1,599,658
Universal Display Corp	62,120	7,387,932
Veeco Instruments Inc (b)	83,791	2,449,211
		11,917,052,986
Software - 9.9%
8x8 Inc (b)	184,261	357,466
A10 Networks Inc	100,810	1,735,948
ACCESS Newswire Inc (b)	4,103	34,178
ACI Worldwide Inc (b)	144,128	6,753,838
Adeia Inc	152,212	1,882,862
Adobe Inc (b)	595,737	190,713,286
Agilysys Inc (b)	35,419	4,355,120
Airship AI Holdings Inc Class A (b)(c)	26,944	99,154
Alarm.com Holdings Inc (b)	69,862	3,630,030
Alkami Technology Inc (b)(c)	108,528	2,313,817
Alpha Modus Holdings Inc Class A (b)	43,113	33,318
Amplitude Inc Class A (b)	128,061	1,316,467
Appfolio Inc Class A (b)	32,138	7,336,463
Appian Corp Class A (b)	57,339	2,316,496
AppLovin Corp Class A (b)	380,193	227,918,100
Arteris Inc (b)	42,265	606,080
Asana Inc Class A (b)	128,505	1,655,144
Atlassian Corp Class A (b)	232,062	34,697,910
Auddia Inc (b)	1,224	1,186
AudioEye Inc (b)	10,886	134,551
Aurora Innovation Inc Class A (b)(c)	1,619,554	6,785,931
authID Inc (b)(c)	16,286	20,846
Autodesk Inc (b)	300,710	91,217,371
AvePoint Inc Class A (b)	192,415	2,501,395
Aware Inc/MA (b)	21,467	46,798
Banzai International Inc Class A (b)(c)	1,556	2,162
Bentley Systems Inc Class B (c)	209,407	8,786,718
BILL Holdings Inc (b)	129,915	6,515,237
Bio-key International Inc (b)	8,392	6,783
Bit Digital Inc (b)(c)	452,095	1,075,986
BitMine Immersion Technologies Inc (b)(c)	242,717	8,038,787
Blackbaud Inc (b)	52,786	2,976,075
Blackboxstocks Inc (b)	3,015	21,045
BlackLine Inc (b)	73,245	4,174,233
Blend Labs Inc Class A (b)	320,798	1,013,722
Box Inc Class A (b)	202,725	5,988,497
Braze Inc Class A (b)	112,075	3,216,553
Bridgeline Digital Inc (b)	15,029	15,179
BTCS Inc	55,707	177,148
Btcs Inc Series V (d)	7,098	0
C3.ai Inc Class A (b)(c)	166,100	2,400,145
Cadence Design Systems Inc (b)	382,796	119,371,105
Ccc Intelligent Solutions Holdings Inc Class A (b)	828,566	6,172,817
Cerence Inc (b)(c)	60,457	669,864
CID Holdco Inc	5,815	9,827
Cipher Mining Inc (b)(c)	407,689	8,296,471
Circle Internet Group Inc Class A	74,384	5,945,513
Cleanspark Inc (b)(c)	392,832	5,931,763
Clear Secure Inc Class A	122,019	4,331,675
Clearwater Analytics Holdings Inc Class A (b)	406,583	8,969,221
Commvault Systems Inc (b)	62,784	7,753,824
Confluent Inc Class A (b)	410,321	9,129,642
Consensus Cloud Solutions Inc (b)	26,039	568,692
Core Scientific Inc (b)	426,982	7,211,726
Crowdstrike Holdings Inc Class A (b)	350,036	178,224,330
CS Disco Inc (b)	34,051	243,805
CXApp Inc Class A (b)(c)	22,597	10,440
CYNGN Inc (b)(c)	9,339	33,527
Daily Journal Corp (b)(c)	1,290	591,323
Datadog Inc Class A (b)	454,249	72,684,382
Digimarc Corp (b)(c)	21,124	169,203
Digital Turbine Inc (b)	135,492	649,007
Docusign Inc (b)	284,318	19,717,453
Dolby Laboratories Inc Class A	85,808	5,787,750
Domo Inc Class B (b)	48,054	549,738
Dropbox Inc Class A (b)	260,263	7,776,658
Duos Technologies Group Inc (b)(c)	18,381	185,097
Dynatrace Inc (b)	423,538	18,872,853
eGain Corp (b)	25,945	270,347
Elastic NV (b)	130,785	9,224,266
EverCommerce Inc (b)(c)	25,769	223,675
Exodus Movement Inc Class A (b)(c)	7,956	131,433
Expensify Inc Class A (b)	72,087	111,735
Fair Isaac Corp (b)	33,718	60,888,976
Five9 Inc (b)	107,780	2,111,410
Fortinet Inc (b)	915,301	74,258,370
Freshworks Inc Class A (b)	278,684	3,383,224
Gen Digital Inc	787,626	20,769,698
Gitlab Inc Class A (b)	195,936	8,045,132
Greenidge Generation Holdings Inc Class A (b)(c)	18,488	28,841
Guidewire Software Inc (b)	118,268	25,543,523
HubSpot Inc (b)	74,088	27,214,004
I3 Verticals Inc Class A (b)(c)	28,887	683,755
Intapp Inc (b)	78,153	3,375,428
Intellicheck Inc (b)	24,880	157,490
Intellinetics Inc (b)	3,715	32,358
InterDigital Inc (c)	36,170	12,939,818
Intrusion Inc (b)	21,211	30,120
Intuit Inc	391,733	248,390,061
Inuvo Inc (b)	16,333	47,529
Iveda Solutions Inc (b)(c)	4,308	4,825
Jamf Holding Corp (b)	115,778	1,497,010
Kaltura Inc (b)	113,835	167,337
Klaviyo Inc Class A (b)	173,249	4,947,991
Life360 Inc (b)	109,242	8,696,756
LivePerson Inc (b)	7,194	35,826
LiveRamp Holdings Inc (b)	92,059	2,655,902
LM Funding America Inc (b)(c)	6,778	6,714
Manhattan Associates Inc (b)	85,077	15,011,837
MARA Holdings Inc (b)(c)	517,905	6,116,458
Marin Software Inc (b)(d)	3,318	2,654
Microsoft Corp	10,438,593	5,135,892,142
Mitek Systems Inc (b)	63,687	564,267
Myseum Inc (b)	5,765	11,876
N-able Inc/US (b)	102,219	735,977
nCino Inc (b)	146,776	3,625,367
NCR Voyix Corp (b)	192,738	1,948,581
NetSol Technologies Inc (b)	13,409	40,361
NextNav Inc Class A (b)	124,282	1,766,047
NextTrip Inc (b)(c)	5,278	19,581
Nutanix Inc Class A (b)	376,132	17,979,110
Oblong Inc (b)	1,761	3,769
ON24 Inc (b)	53,603	303,393
OneSpan Inc	52,616	641,915
Onestream Inc Class A (b)	109,276	2,276,219
Ooma Inc (b)	35,654	400,751
Oracle Corp	2,327,386	470,015,603
PagerDuty Inc (b)	128,084	1,537,008
Palantir Technologies Inc Class A (b)	3,193,916	538,015,150
Palo Alto Networks Inc (b)	938,183	178,376,734
PAR Technology Corp (b)	56,582	1,952,645
Pegasystems Inc	130,058	7,123,277
Phunware Inc (b)(c)	28,325	58,633
Pivotal Software Inc rights (b)(d)	63,695	0
Porch Group Inc (b)(c)	137,219	1,329,652
Procore Technologies Inc (b)	163,385	12,100,293
Progress Software Corp (b)	60,420	2,501,992
PROS Holdings Inc (b)	66,915	1,555,105
PTC Inc (b)	168,320	29,528,378
Q2 Holdings Inc (b)	87,521	6,312,890
Qualys Inc (b)	50,700	7,141,095
Rapid7 Inc (b)	79,744	1,250,386
reAlpha Tech Corp (b)(c)	61,724	32,195
Red Violet Inc (c)	17,987	974,716
Rekor Systems Inc (b)(c)	174,259	306,696
ReposiTrak Inc (c)	17,384	234,336
Rimini Street Inc (b)	65,653	250,138
RingCentral Inc Class A (b)	112,869	3,187,421
Riot Platforms Inc (b)	450,854	7,272,275
Roper Technologies Inc	151,231	67,482,297
Rubrik Inc Class A (b)	187,501	12,997,569
SailPoint Inc	100,624	1,853,494
Salesforce Inc	1,342,657	309,536,145
Samsara Inc Class A (b)	421,782	16,040,369
SEMrush Holdings Inc Class A (b)	60,886	720,281
SentinelOne Inc Class A (b)	446,040	7,230,308
Servicenow Inc (b)	292,141	237,338,270
ServiceTitan Inc Class A (b)	77,512	6,926,472
Signing Day Sports Inc (b)	5,438	6,961
Silvaco Group Inc (b)(c)	10,910	49,641
Smith Micro Software Inc (b)	24,449	14,709
Soluna Holdings Inc (b)(c)	34,519	59,027
SoundHound AI Inc Class A (b)(c)	524,587	6,321,273
SoundThinking Inc (b)	12,151	75,579
Sprinklr Inc Class A (b)	168,049	1,214,994
Sprout Social Inc Class A (b)	72,653	724,350
SPS Commerce Inc (b)	53,222	4,434,457
Strategy Inc Class A (b)	370,756	65,690,548
Synchronoss Technologies Inc (b)	13,438	65,174
Synopsys Inc (b)	259,957	108,664,626
T Stamp Inc Class A (b)(c)	2,932	12,256
Tao Synergies Inc (b)	4,017	30,449
Telos Corp (b)	75,035	433,702
Tenable Holdings Inc (b)	175,975	4,666,857
Teradata Corp (b)	133,650	3,827,736
Terawulf Inc (b)(c)	432,767	6,712,216
Thumzup Media Corp (b)(c)	12,404	49,368
TON Strategy Co (b)	69,763	237,892
Tyler Technologies Inc (b)	60,915	28,606,902
UiPath Inc Class A (b)	596,813	8,271,828
Unity Software Inc (b)	474,712	20,184,754
Upland Software Inc (b)	34,698	63,844
Urgent.ly Inc (b)	1,422	2,730
Varonis Systems Inc (b)	156,234	5,166,658
Veea Inc Class A (b)	20,838	10,544
Veritone Inc (b)	61,874	269,771
Vertex Inc Class A (b)	104,337	2,052,309
Viant Technology Inc Class A (b)	22,158	235,096
VirnetX Holding Corp (b)(c)	5,053	111,924
Weave Communications Inc (b)	98,799	630,338
Workday Inc Class A (b)	303,106	65,355,716
Workiva Inc Class A (b)	73,111	6,767,154
Xperi Inc (b)	63,259	366,270
Yext Inc (b)	148,410	1,249,612
Zeta Global Holdings Corp Class A (b)	273,288	4,987,506
Zoom Communications Inc Class A (b)	365,475	31,050,756
Zscaler Inc (b)	139,908	35,186,862
		9,170,987,802
Technology Hardware, Storage & Peripherals - 6.7%
Ainos Inc (b)	1,218	2,558
Apple Inc	20,840,991	5,811,510,340
AstroNova Inc (b)	9,393	71,387
Boxlight Corp Class A (b)(c)	3,527	3,174
CompoSecure Inc Class A (b)	66,794	1,327,197
Corsair Gaming Inc (b)	63,367	413,153
CPI Card Group Inc (b)	9,701	131,061
Dell Technologies Inc Class C	425,977	56,804,033
Diebold Nixdorf Inc (b)	51,230	3,305,360
Eastman Kodak Co (b)(c)	84,229	643,510
Foxx Development Holdings Inc (b)(c)	2,049	9,221
Hewlett Packard Enterprise Co	1,844,130	40,331,123
HP Inc	1,318,991	32,209,760
Immersion Corp (c)	39,804	283,006
IonQ Inc (b)(c)	416,796	20,548,043
Movano Inc (b)(c)	881	9,251
NetApp Inc	281,379	31,390,641
One Stop Systems Inc (b)	25,370	154,503
Pure Storage Inc Class A (b)	435,866	38,774,639
Quantum Computing Inc (b)	190,759	2,231,880
Quantum Corp (b)(c)	9,674	75,941
Sandisk Corp/DE	193,675	43,243,754
Seagate Technology Holdings PLC	298,760	82,663,904
Socket Mobile Inc (b)	6,519	8,540
Sonim Technologies Inc (b)(c)	400	2,291
Super Micro Computer Inc (b)(c)	703,564	23,815,641
TransAct Technologies Inc (b)	13,029	57,849
Turtle Beach Corp (b)	20,687	287,136
Western Digital Corp	487,334	79,596,262
Xerox Holdings Corp (c)	163,652	454,953
		6,270,360,111
TOTAL INFORMATION TECHNOLOGY		30,115,354,533

Materials - 2.0%
Chemicals - 1.0%
AdvanSix Inc	37,329	574,493
Air Products and Chemicals Inc	312,484	81,573,948
Albemarle Corp	165,467	21,509,055
Alto Ingredients Inc (b)	101,268	258,233
American Vanguard Corp (b)	37,657	175,482
Arq Inc (b)	43,656	162,400
Ashland Inc	65,039	3,440,563
ASP Isotopes Inc (b)(c)	135,960	845,671
Aspen Aerogels Inc (b)	94,044	302,822
Avient Corp	128,862	3,941,889
Axalta Coating Systems Ltd (b)	304,662	9,179,466
Balchem Corp	45,360	7,085,686
Bolt Projects Holdings Inc Class A (b)	1,083	2,263
Cabot Corp	74,315	4,649,890
Celanese Corp	153,239	6,382,404
CF Industries Holdings Inc	227,520	17,905,824
Chemours Co/The	211,911	2,710,342
Core Molding Technologies Inc (b)	10,452	197,543
Corteva Inc	953,819	64,354,168
Dow Inc	998,102	23,804,733
DuPont de Nemours Inc	588,596	23,408,463
Eastman Chemical Co	162,310	10,076,205
Ecolab Inc	358,390	98,614,592
Ecovyst Inc (b)	157,201	1,446,249
Element Solutions Inc	320,894	8,317,572
Flotek Industries Inc (b)(c)	19,505	278,726
FMC Corp	175,637	2,509,853
Hawkins Inc	29,335	3,814,137
HB Fuller Co	77,652	4,525,559
Huntsman Corp	233,376	2,431,778
Ingevity Corp (b)	50,932	2,660,178
Innospec Inc	35,056	2,620,787
International Flavors & Fragrances Inc	360,361	25,037,882
Intrepid Potash Inc (b)	13,762	348,179
Koppers Holdings Inc	27,702	821,918
Kronos Worldwide Inc	30,904	156,683
Linde PLC	657,998	269,989,740
LSB Industries Inc (b)	74,024	661,034
LyondellBasell Industries NV Class A1	364,969	17,879,831
Mativ Holdings Inc	76,153	951,151
Minerals Technologies Inc	44,372	2,602,418
Mosaic Co/The	446,298	10,929,838
NewMarket Corp	10,968	8,374,397
Northern Technologies International Corp	11,200	83,328
Novusterra Inc (b)(c)(d)	6,247	0
Olin Corp	160,791	3,392,690
Origin Materials Inc Class A (b)	181,674	85,768
Perimeter Solutions Inc (b)	194,456	5,421,433
PPG Industries Inc	317,580	31,770,703
PureCycle Technologies Inc (b)(c)	201,096	1,769,645
Quaker Chemical Corp (c)	19,260	2,654,991
Rayonier Advanced Materials Inc (b)	93,075	607,780
RPM International Inc	180,015	19,306,609
Scotts Miracle-Gro Co/The	62,140	3,518,367
Sensient Technologies Corp	59,487	5,799,388
Sherwin-Williams Co/The	325,522	111,878,657
Solesence Inc (b)	25,503	58,402
Solstice Advanced Materials Inc	222,309	10,599,693
Stepan Co	29,616	1,342,493
Trinseo PLC	49,574	48,300
Tronox Holdings PLC	163,965	678,815
Valhi Inc	3,240	41,083
Westlake Corp (c)	46,968	3,137,932
		949,710,122
Construction Materials - 0.3%
Amrize Ltd (United States)	721,994	37,189,911
CRH PLC	943,633	113,198,215
Eagle Materials Inc	45,733	10,231,387
Knife River Corp (b)	79,390	5,941,548
Martin Marietta Materials Inc	84,722	52,802,139
Smith-Midland Corp (b)(c)	6,290	219,017
United States Lime & Minerals Inc	14,957	1,818,322
Vulcan Materials Co	185,507	55,140,101
		276,540,640
Containers & Packaging - 0.2%
Amcor PLC (c)	3,239,089	27,597,038
AptarGroup Inc	92,476	11,536,381
Avery Dennison Corp	109,521	18,878,135
Ball Corp	382,560	18,948,197
Crown Holdings Inc	161,363	15,624,779
Eightco Holdings Inc (b)(c)	3,982	10,432
Graphic Packaging Holding CO	414,661	6,709,215
Greif Inc Class A	33,253	2,182,395
Greif Inc Class B	9,612	684,182
International Paper Co	741,677	29,281,408
Myers Industries Inc	52,102	940,962
O-I Glass Inc (b)	218,551	2,946,067
Packaging Corp of America	125,547	25,620,376
Ranpak Holdings Corp Class A (b)	63,201	312,213
Sealed Air Corp (c)	207,306	8,903,793
Silgan Holdings Inc (c)	124,302	4,927,331
Smurfit WestRock PLC	733,466	26,177,402
Sonoco Products Co (c)	138,021	5,820,346
TriMas Corp	44,070	1,501,465
		208,602,117
Metals & Mining - 0.5%
5E Advanced Materials Inc (b)(c)	5,485	21,885
Adapti Inc (b)	265	853
Alcoa Corp	363,181	15,159,175
Alpha Metallurgical Resources Inc (b)	15,351	2,444,033
American Battery Technology Co (b)	128,865	481,955
Ampco-Pittsburgh Corp (b)	21,457	55,574
Ascent Industries Co (b)	12,241	173,455
Century Aluminum Co (b)	74,284	2,226,291
Cleveland-Cliffs Inc (b)	797,972	10,405,555
Coeur Mining Inc (b)	903,315	15,600,250
Commercial Metals Co	157,415	10,039,929
Compass Minerals International Inc (b)	47,744	906,659
Contango ORE Inc (b)	13,518	327,406
Dakota Gold Corp (b)(c)	117,349	548,020
Freeport-McMoRan Inc	2,016,720	86,678,626
Friedman Industries Inc	9,791	198,659
Gold Resource Corp (b)	192,549	151,536
Hecla Mining Co	929,872	15,640,447
Hycroft Mining Holding Corp (b)	71,418	835,591
Idaho Strategic Resources Inc (b)(c)	18,470	733,074
Inno Holdings Inc (b)	6,668	1,489
Ivanhoe Electric Inc / US (b)(c)	147,943	2,117,064
Kaiser Aluminum Corp	23,154	2,223,942
Materion Corp	29,114	3,557,440
Metallus Inc (b)	51,489	870,679
MP Materials Corp (b)(c)	189,256	11,724,409
Newmont Corp	1,542,735	139,972,347
Nucor Corp	322,201	51,387,837
Olympic Steel Inc	13,633	530,187
Paramount Gold Nevada Corp (b)	86,147	104,238
Ramaco Resources Inc Class A (b)	54,865	860,832
Ramaco Resources Inc Class B	11,183	139,899
ReElement Technologies Corp (d)	23,057	0
Reliance Inc	73,795	20,612,419
Royal Gold Inc	113,538	23,143,586
Ryerson Holding Corp	38,389	880,260
Solitario Resources Corp (b)	91,212	56,460
Steel Dynamics Inc	194,324	32,613,397
SunCoke Energy Inc	118,575	773,109
Tredegar Corp (b)	43,283	337,607
United States Antimony Corp (b)(c)	144,477	882,754
US Gold Corp (b)	16,337	281,977
USA Rare Earth Inc Class A (b)(c)	81,940	1,102,093
Warrior Met Coal Inc (c)	74,223	5,810,919
Worthington Steel Inc	46,470	1,568,363
		464,182,280
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	22,657	412,131
Louisiana-Pacific Corp	89,017	7,300,284
Magnera Corp (b)	49,534	701,401
Sylvamo Corp	47,892	2,268,644
		10,682,460
TOTAL MATERIALS		1,909,717,619

Real Estate - 2.3%
Diversified REITs - 0.0%
Alexander & Baldwin Inc	102,232	1,597,886
Alpine Income Property Trust Inc	17,890	310,213
American Assets Trust Inc	67,689	1,319,936
Armada Hoffler Properties Inc Class A	114,076	749,479
Broadstone Net Lease Inc Class A	266,975	4,690,751
CTO Realty Growth Inc	41,790	755,563
Essential Properties Realty Trust Inc	278,301	8,811,010
Generation Income Properties Inc (b)	7,201	6,731
Gladstone Commercial Corp	66,020	730,181
Global Net Lease Inc	276,457	2,269,712
Mackenzie Realty Capital Inc	2,111	8,697
Medalist Diversified REIT Inc	1,299	17,290
Modiv Industrial Inc Class C (c)	13,476	200,792
NexPoint Diversified Real Estate Trust	57,940	167,447
Presidio Property Trust Inc Class A (b)	1,179	5,046
Presidio Property Trust Inc warrants 1/24/2027 (b)	5,422	205
WP Carey Inc	307,424	20,711,155
		42,352,094
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc	219,753	11,794,144
American Healthcare REIT Inc	237,193	12,044,661
CareTrust REIT Inc	310,066	11,636,777
Community Healthcare Trust Inc	38,010	592,195
Diversified Healthcare Trust	304,563	1,471,039
Global Medical REIT Inc	18,047	598,619
Healthcare Realty Trust Inc	493,203	8,991,091
Healthpeak Properties Inc	980,111	17,896,827
LTC Properties Inc	64,812	2,364,990
Medical Properties Trust Inc (c)	689,229	3,969,959
National Health Investors Inc	66,404	5,277,790
Omega Healthcare Investors Inc	414,894	19,051,932
Sabra Health Care REIT Inc	337,152	6,577,836
Sila Realty Trust Inc	78,714	1,882,839
Strawberry Fields REIT Inc	11,579	145,084
Universal Health Realty Income Trust	18,347	745,806
Ventas Inc	638,119	51,451,535
Welltower Inc	939,381	195,597,912
		352,091,036
Hotel & Resort REITs - 0.0%
Apple Hospitality REIT Inc	312,299	3,713,235
Ashford Hospitality Trust Inc (b)	7,941	28,110
Braemar Hotels & Resorts Inc	82,713	220,844
Chatham Lodging Trust	68,755	466,159
DiamondRock Hospitality Co	283,735	2,584,826
Host Hotels & Resorts Inc	899,490	15,858,009
InnSuites Hospitality Trust	3,050	3,903
Park Hotels & Resorts Inc	284,933	3,082,975
Pebblebrook Hotel Trust	165,336	1,874,910
RLJ Lodging Trust (c)	215,101	1,621,862
Ryman Hospitality Properties Inc	88,869	8,480,769
Service Properties Trust	232,258	404,129
Sotherly Hotels Inc (b)	22,243	48,045
Summit Hotel Properties Inc	153,096	820,595
Sunstone Hotel Investors Inc	265,724	2,487,177
Xenia Hotels & Resorts Inc	133,541	1,866,903
		43,562,451
Industrial REITs - 0.3%
Americold Realty Trust Inc	397,947	4,309,766
EastGroup Properties Inc	75,312	13,645,028
First Industrial Realty Trust Inc	185,332	10,608,404
Industrial Logistics Properties Trust	82,435	456,689
Lineage Inc	79,602	2,851,344
LXP Industrial Trust	83,296	4,039,856
One Liberty Properties Inc	22,840	475,986
Plymouth Industrial REIT Inc	61,773	1,355,300
Prologis Inc	1,303,783	167,575,229
Rexford Industrial Realty Inc	333,522	13,877,850
STAG Industrial Inc Class A	261,311	10,264,296
Terreno Realty Corp	146,525	9,200,305
		238,660,053
Office REITs - 0.1%
Brandywine Realty Trust	244,170	837,503
BXP Inc	207,057	14,982,645
City Office Reit Inc	56,864	387,244
COPT Defense Properties	158,571	4,872,887
Cousins Properties Inc	235,972	6,083,358
Creative Media & Community Trust Corp (b)	1,064	4,436
Douglas Emmett Inc	236,524	2,883,228
Easterly Government Properties Inc	60,569	1,320,404
Empire State Realty Trust Inc Class A	192,200	1,351,166
Franklin Street Properties Corp	112,586	117,089
Highwoods Properties Inc	151,970	4,224,766
Hudson Pacific Properties Inc (b)	542,193	1,073,542
JBG SMITH Properties	88,641	1,615,925
Kilroy Realty Corp	152,367	6,535,021
NET Lease Office Properties	20,724	611,151
Orion Properties Inc	73,385	165,116
Paramount Group Inc (b)	257,415	1,696,365
Peakstone Realty Trust	44,750	611,733
Piedmont Realty Trust Inc Class A1	174,489	1,525,034
Postal Realty Trust Inc Class A	32,675	507,770
SL Green Realty Corp	99,895	4,708,051
Vornado Realty Trust	227,403	8,372,978
		64,487,412
Real Estate Management & Development - 0.2%
Alset Inc (b)	59,624	163,370
Altisource Portfolio Solutions SA (b)	15,275	147,251
Altisource Portfolio Solutions SA warrants 4/2/2029 (b)	25,264	10,611
Altisource Portfolio Solutions SA warrants 4/30/2032 (b)	25,264	12,632
American Realty Investors Inc (b)	1,977	31,118
American Strategic Investment Co Class A (b)	2,758	21,788
AMREP Corp (b)	4,315	95,146
Anywhere Real Estate Inc (b)	136,413	1,943,885
Avalon GloboCare Corp (b)	2,641	3,750
CBRE Group Inc Class A (b)	411,559	66,602,594
CKX Lands Inc (b)	1,874	17,757
Compass Inc Class A (b)	645,882	6,730,090
Comstock Holding Cos Inc Class A (b)	5,058	69,042
CoStar Group Inc (b)	595,406	40,963,934
Cushman & Wakefield Ltd	324,196	5,430,283
Douglas Elliman Inc (b)	100,556	266,473
eXp World Holdings Inc (c)	124,903	1,417,649
Fathom Holdings Inc (b)	23,998	30,957
Forestar Group Inc (b)	26,221	669,160
FRP Holdings Inc (b)	18,434	429,697
Howard Hughes Holdings Inc (b)	43,309	3,877,455
InterGroup Corp/The (b)	980	29,361
Jones Lang LaSalle Inc (b)	66,548	21,674,018
JW Mays Inc (b)	546	20,988
Kennedy-Wilson Holdings Inc	165,997	1,615,151
La Rosa Holdings Corp Class A (b)	259	502
Marcus & Millichap Inc	33,568	983,542
Maui Land & Pineapple Co Inc (b)	10,554	167,281
New Concept Energy Inc (b)	2,239	1,762
Newmark Group Inc Class A	216,298	3,759,259
Offerpad Solutions Inc Class A (b)(c)	18,971	36,614
Opendoor Technologies Inc Class A (b)	937,345	7,217,557
RE/MAX Holdings Inc Class A (b)	27,484	225,918
RMR Group Inc/The Class A	23,565	359,366
Safe & Green Development Corp (c)	2,068	2,171
Seaport Entertainment Group Inc (b)	11,438	245,459
Seritage Growth Properties Class A (b)	54,214	202,760
St Joe Co/The	55,885	3,371,542
Star Holdings (b)	16,056	128,448
Stratus Properties Inc (b)	9,399	208,188
Tejon Ranch Co (b)	34,205	555,147
Transcontinental Realty Investors Inc (b)	1,711	78,672
Zillow Group Inc Class A (b)	83,061	6,009,463
Zillow Group Inc Class C (b)	234,249	17,423,441
		193,251,252
Residential REITs - 0.3%
American Homes 4 Rent Class A	462,446	14,853,766
Apartment Investment and Management Co Class A	181,707	1,037,547
AvalonBay Communities Inc	200,064	36,399,644
Bluerock Homes Trust Inc Class A	5,223	49,619
BRT Apartments Corp	17,209	251,940
Camden Property Trust	150,040	15,955,254
Centerspace	23,601	1,575,603
Clipper Realty Inc	19,819	71,348
Elme Communities	125,102	2,171,771
Equity LifeStyle Properties Inc	272,237	17,115,540
Equity Residential	490,384	30,281,212
Essex Property Trust Inc	90,456	23,846,011
Independence Realty Trust Inc	328,134	5,627,498
Invitation Homes Inc	792,001	22,334,428
Mid-America Apartment Communities Inc	164,360	22,334,880
NexPoint Residential Trust Inc	30,883	982,388
Sun Communities Inc	164,960	21,253,446
UDR Inc	423,243	15,414,510
UMH Properties Inc	113,134	1,711,717
Veris Residential Inc	113,780	1,713,527
		234,981,649
Retail REITs - 0.3%
Acadia Realty Trust	185,405	3,813,781
Agree Realty Corp	154,466	11,618,933
Alexander's Inc (c)	3,031	642,360
Brixmor Property Group Inc	429,675	11,231,705
CBL & Associates Properties Inc	21,568	720,803
Curbline Properties Corp	134,492	3,219,738
Federal Realty Investment Trust	110,043	10,864,545
FrontView REIT Inc	32,811	501,351
Getty Realty Corp	72,846	2,073,926
InvenTrust Properties Corp	109,582	3,127,470
Kimco Realty Corp	952,262	19,673,733
Kite Realty Group Trust	307,868	7,124,066
Macerich Co/The	355,201	6,166,289
NETSTREIT Corp (c)	116,741	2,139,863
NNN REIT Inc	265,400	10,974,290
Phillips Edison & Co Inc	178,777	6,346,584
Realty Income Corp	1,284,962	74,026,661
Regency Centers Corp	232,499	16,544,629
Saul Centers Inc	17,443	542,477
Simon Property Group Inc	458,052	85,344,249
SITE Centers Corp	72,465	533,341
Tanger Inc	158,921	5,336,567
Urban Edge Properties	177,845	3,418,181
Whitestone REIT	63,058	838,041
		286,823,583
Specialized REITs - 0.7%
American Tower Corp	657,688	119,219,105
Crown Castle Inc	611,943	55,858,157
CubeSmart	321,937	11,985,715
Digital Realty Trust Inc	450,520	72,137,262
EPR Properties	106,467	5,565,030
Equinix Inc	137,489	103,571,839
Extra Space Storage Inc	298,696	39,777,346
Farmland Partners Inc	57,574	566,528
Four Corners Property Trust Inc	147,685	3,550,347
Gaming and Leisure Properties Inc	397,344	17,296,384
Gladstone Land Corp	47,815	445,158
Global Self Storage Inc	17,996	92,859
Iron Mountain Inc	414,486	35,790,866
Lamar Advertising Co Class A	122,023	16,154,625
Millrose Properties Inc Class A	238,849	7,275,341
National Storage Affiliates Trust	99,958	2,943,763
Outfront Media Inc	207,978	4,893,722
PotlatchDeltic Corp	100,185	4,031,444
Public Storage Operating Co	221,873	60,913,013
Rayonier Inc	198,502	4,408,729
Safehold Inc	64,509	894,740
SBA Communications Corp Class A	150,659	29,268,524
Smartstop Self Storage REIT Inc	43,354	1,416,809
VICI Properties Inc	1,497,962	43,171,265
Weyerhaeuser Co	1,017,047	22,588,614
		663,817,185
TOTAL REAL ESTATE		2,120,026,715

Utilities - 2.3%
Electric Utilities - 1.4%
ALLETE Inc	80,913	5,471,337
Alliant Energy Corp	359,988	25,008,366
American Electric Power Co Inc	751,224	92,978,994
Constellation Energy Corp	438,841	159,896,108
Duke Energy Corp	1,091,910	135,331,325
Edison International	540,501	31,830,104
Entergy Corp	627,672	61,210,573
Evergy Inc	322,114	25,012,152
Eversource Energy	521,672	35,045,925
Exelon Corp	1,420,070	66,913,698
FirstEnergy Corp	729,103	34,792,795
Genie Energy Ltd Class B	30,189	437,137
Hawaiian Electric Industries Inc (b)	241,324	2,837,970
IDACORP Inc	75,416	9,938,320
MGE Energy Inc	51,675	4,279,724
NextEra Energy Inc	2,892,305	249,576,999
NRG Energy Inc	271,758	46,060,263
OGE Energy Corp	282,159	12,917,239
Oklo Inc Class A (b)(c)	163,735	14,962,104
Otter Tail Corp	59,129	4,860,404
PG&E Corp	3,085,981	49,746,014
Pinnacle West Capital Corp	167,782	15,244,673
Portland General Electric Co	155,185	7,886,502
PPL Corp	1,041,265	38,422,679
Southern Co/The	1,544,001	140,689,371
TXNM Energy Inc	132,607	7,750,879
Xcel Energy Inc	830,803	68,217,234
		1,347,318,889
Gas Utilities - 0.1%
Atmos Energy Corp	225,474	39,766,850
Chesapeake Utilities Corp	32,894	4,574,240
MDU Resources Group Inc	286,072	6,099,055
National Fuel Gas Co	126,507	10,430,502
New Jersey Resources Corp	141,077	6,782,982
Northwest Natural Holding Co	56,585	2,799,260
ONE Gas Inc	84,096	7,042,199
RGC Resources Inc	11,693	263,794
Southwest Gas Holdings Inc	90,243	7,494,681
Spire Inc	82,726	7,334,487
UGI Corp	301,279	11,915,584
		104,503,634
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The	1,000,422	14,065,933
Clearway Energy Inc Class A	72,243	2,470,710
Clearway Energy Inc Class C	94,522	3,461,396
Hallador Energy Co (b)	47,966	978,027
Montauk Renewables Inc (b)	89,665	146,154
Ormat Technologies Inc	85,185	9,618,238
Spruce Power Holding Corp Class A (b)	21,822	108,455
Talen Energy Corp (b)	64,206	25,314,500
Vistra Corp	447,429	80,027,152
		136,190,565
Multi-Utilities - 0.6%
Ameren Corp	379,309	40,339,512
Avista Corp	113,699	4,704,865
Black Hills Corp	102,195	7,540,969
CenterPoint Energy Inc	918,162	36,708,117
CMS Energy Corp	419,550	31,650,852
Consolidated Edison Inc	506,040	50,786,174
Dominion Energy Inc	1,199,418	75,287,468
DTE Energy Co	291,646	39,964,251
NiSource Inc	660,241	29,136,435
Northwestern Energy Group Inc	86,501	5,976,354
Public Service Enterprise Group Inc	700,995	58,547,102
Sempra	916,836	86,842,707
Unitil Corp	23,952	1,203,109
WEC Energy Group Inc	451,806	50,633,898
		519,321,813
Water Utilities - 0.1%
American States Water Co	54,007	3,984,096
American Water Works Co Inc	274,184	35,663,113
Artesian Resources Corp Class A	13,191	415,517
Cadiz Inc (b)(c)	74,133	412,921
California Water Service Group	83,560	3,791,117
Consolidated Water Co Ltd	20,819	712,634
Essential Utilities Inc	392,901	15,554,951
Global Water Resources Inc	20,251	173,551
H2O America	49,547	2,300,467
Middlesex Water Co	24,935	1,279,415
Pure Cycle Corp (b)	33,293	378,874
York Water Co/The	20,370	664,673
		65,331,329
TOTAL UTILITIES		2,172,666,230

TOTAL UNITED STATES		92,571,360,481
TOTAL COMMON STOCKS (Cost $48,474,089,317)		93,036,623,330

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
CGrowth Capital Inc Series A	7,243	27,292
Health Care - 0.0%
Pharmaceuticals - 0.0%
Nutriband Inc non-voting shares (d)	1,878	0
Industrials - 0.0%
Industrial Conglomerates - 0.0%
Hyperscale Data Inc 10% (d)	129	0
Hyperscale Data Inc Series F (d)	141	0
		0
Information Technology - 0.0%
Communications Equipment - 0.0%
ClearOne Inc Class A (d)	1,162	0
Software - 0.0%
SRAX Inc (b)(d)	18,304	0
TOTAL INFORMATION TECHNOLOGY		0

TOTAL UNITED STATES		27,292
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $2,464)		27,292

U.S. Treasury Obligations - 0.0%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/12/2026 (h) (Cost $8,180,776)	3.82	8,244,000	8,182,224

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	4.02	46,907,466	46,916,848
Fidelity Securities Lending Cash Central Fund (i)(j)	4.02	575,749,746	575,807,321
TOTAL MONEY MARKET FUNDS (Cost $622,724,169)			622,724,169

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $49,104,996,726)	93,667,557,015
NET OTHER ASSETS (LIABILITIES) - (0.5)% (f)	(456,335,453)
NET ASSETS - 100.0%	93,211,221,562

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	189	12/19/2025	23,673,195	818,436	818,436
CME E-Mini S&P 500 Index Contracts (United States)	459	12/19/2025	157,425,525	3,229,495	3,229,495
CME E-Mini S&P MidCap 400 Index Contracts (United States)	34	12/19/2025	11,268,960	267,821	267,821

TOTAL FUTURES CONTRACTS					4,315,752
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,615,366 or 0.0% of net assets.

(f)	Includes $1,353,833 of cash collateral to cover margin requirements for futures contracts.
(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,182,224.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $196,083,054.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	42,318,219	2,495,195,971	2,490,613,908	1,917,274	16,566	-	46,916,848	46,907,466	0.1%
Fidelity Securities Lending Cash Central Fund	646,123,922	2,128,755,992	2,199,072,077	8,386,169	(516)	-	575,807,321	575,749,746	2.0%
Total	688,442,141	4,623,951,963	4,689,685,985	10,303,443	16,050	-	622,724,169

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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